UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-06578

The Glenmede Portfolios

(Exact Name of Registrant as Specified in Charter)

1650 Market Street, Suite 1200

Philadelphia, PA 19103

(Address of Principal Executive Offices) (Zip Code)

Michael P. Malloy, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

1-800-442-8299

Date of Fiscal Year End: October 31

Date of Reporting Period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2024
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports.
Beginning in July 2024, the Funds will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary or at 1-800-442-8299.

An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.

The Glenmede Fund, Inc.
The Glenmede Portfolios

1

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited)
As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
Unless otherwise noted, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
Actual Expenses
The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
	Beginning Account Value (November 1, 2023)	Ending Account Value (April 30, 2024)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2023 to April 30, 2024)
Quantitative U.S. Large Cap Core Equity Portfolio – Advisor
Actual	$1,000.00	$1,156.20	0.86%	$4.61
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.86	4.32
Quantitative U.S. Large Cap Core Equity Portfolio – Institutional
Actual	1,000.00	1,157.30	0.66	3.54
Hypothetical (5% return less expenses)	1,000.00	1,021.60	0.66	3.32
Quantitative U.S. Large Cap Growth Equity Portfolio – Advisor
Actual	1,000.00	1,215.60	0.88	4.85
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.88	4.42
Quantitative U.S. Large Cap Growth Equity Portfolio – Institutional
Actual	1,000.00	1,217.00	0.68	3.75
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.68	3.42
Quantitative U.S. Large Cap Value Equity Portfolio
Actual	1,000.00	1,152.70	0.85	4.55
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.27
Quantitative U.S. Small Cap Equity Portfolio
Actual	1,000.00	1,238.50	0.85	4.73
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.27
Quantitative International Equity Portfolio
Actual	1,000.00	1,181.40	1.00	5.42
Hypothetical (5% return less expenses)	1,000.00	1,019.90	1.00	5.02
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	1,158.70	0.85	4.56
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.27
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	1,187.80	0.85	4.62
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.27
Quantitative U.S. Long/Short Equity Portfolio – Advisor
Actual	1,000.00	1,029.10	2.59	13.07
Hypothetical (5% return less expenses)	1,000.00	1,012.00	2.59	12.96
2

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited) — (Concluded)
	Beginning Account Value (November 1, 2023)	Ending Account Value (April 30, 2024)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2023 to April 30, 2024)
Quantitative U.S. Long/Short Equity Portfolio – Institutional
Actual	$1,000.00	$1,029.70	2.38%	$12.01
Hypothetical (5% return less expenses)	1,000.00	1,013.00	2.38	11.91
Quantitative U.S. Total Market Equity Portfolio
Actual	1,000.00	1,140.30	2.07	11.02
Hypothetical (5% return less expenses)	1,000.00	1,014.60	2.07	10.37
Strategic Equity Portfolio
Actual	1,000.00	1,176.10	0.87	4.71
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.37
Small Cap Equity Portfolio – Advisor
Actual	1,000.00	1,177.80	0.97	5.25
Hypothetical (5% return less expenses)	1,000.00	1,020.00	0.97	4.87
Small Cap Equity Portfolio – Institutional
Actual	1,000.00	1,179.30	0.77	4.17
Hypothetical (5% return less expenses)	1,000.00	1,021.00	0.77	3.87
Equity Income Portfolio
Actual	1,000.00	1,134.20	0.85	4.51
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.27
Secured Options Portfolio – Advisor
Actual	1,000.00	1,083.20	0.87	4.51
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.37
Secured Options Portfolio – Institutional
Actual	1,000.00	1,084.90	0.67	3.47
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.67	3.37
Global Secured Options Portfolio
Actual	1,000.00	1,124.50	1.00	5.28
Hypothetical (5% return less expenses)	1,000.00	1,019.90	1.00	5.02
Core Fixed Income Portfolio
Actual	1,000.00	1,046.50	0.56	2.85
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.56	2.82
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	1,026.70	0.55	2.77
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.55	2.77
High Yield Municipal Portfolio
Actual	1,000.00	1,101.50	0.98	5.12
Hypothetical (5% return less expenses)	1,000.00	1,020.00	0.98	4.92

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, and include dividends on securities sold short, interest expense and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the calendar year (366 days).
3

The Glenmede Portfolios

Shareholder Expenses (Unaudited)
As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
Actual Expenses
The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
	Beginning Account Value (November 1, 2023)	Ending Account Value (April 30, 2024)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2023 to April 30, 2024)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,047.40	0.26%	$1.32
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.26	1.31

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the calendar year (366 days).
4

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
April 30, 2024 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Assets:
Investments at value[1]	$771,184,446	$1,437,919,958	$1,887,889
Repurchase agreements at value[1]	2,764,022	9,251,242	11,515
Receivable from Advisor	—	—	3,054
Receivable for fund shares sold	267,818	157,048	—
Dividends receivable	732,122	569,657	2,691
Interest receivable	123	411	1
Prepaid expenses	33,362	89,453	76
Total assets	774,981,893	1,447,987,769	1,905,226
Liabilities:
Line of credit interest payable	308	13,512	—
Payable for fund shares redeemed	852,369	518,779	—
Payable for Management fees	359,356	673,537	871
Payable for Directors’ fees	26,452	70,631	48
Payable for Shareholder Servicing fees	122,505	206,920	317
Accrued expenses	251,944	625,669	14,212
Total liabilities	1,612,934	2,109,048	15,448
Net Assets	$773,368,959	$1,445,878,721	$1,889,778
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$33,904	$44,939	$145
Paid-in capital in excess of par value	528,510,103	658,887,497	1,459,286
Total distributable earnings	244,824,952	786,946,285	430,347
Total Net Assets	$773,368,959	$1,445,878,721	$1,889,778
Shares Outstanding[2]	33,904,376	44,939,440	144,798
Net Asset Value Per Share	$—	$—	$13.05
Advisor Class — based on net assets of $725,302,949 and $1,223,783,809, respectively and shares outstanding of 31,796,865 and 38,039,750, respectively	22.81	32.17	—
Institutional Class — based on net assets of $48,066,010 and $222,094,912, respectively and shares outstanding of 2,107,511 and 6,899,690, respectively	22.81	32.19	—
[1] Investments at cost	$602,013,375	$1,023,210,693	$1,545,926
[2] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
5

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2024 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Assets:
Investments at value[1], 2	$1,809,562	$26,176,810	$23,123,075
Repurchase agreements at value[1]	18,889	139,208	—
Foreign currency[3]	—	13,854	—
Receivable from Advisor	3,031	6,875	11,407
Receivable for securities sold	—	—	129,299
Receivable for fund shares sold	—	—	15,000
Dividends receivable	1,707	109,749	21,470
Interest receivable	1	6	—
Securities lending income receivable	4	73	—
Foreign tax reclaims receivable	—	466,411	—
Prepaid expenses	73	161	1,018
Total assets	1,833,267	26,913,147	23,301,269
Liabilities:
Due to custodian	—	—	84,418
Obligation to return securities lending collateral	22,953	846,515	—
Line of credit interest payable	—	9	17
Payable for fund shares redeemed	—	—	25,680
Payable for Management fees	828	16,110	10,919
Payable for Directors’ fees	41	708	682
Payable for Shareholder Servicing fees	301	5,370	3,970
Accrued expenses	13,677	23,674	19,682
Total liabilities	37,800	892,386	145,368
Net Assets	$1,795,467	$26,020,761	$23,155,901
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$127	$1,615	$1,424
Paid-in capital in excess of par value	1,314,500	22,500,198	17,334,215
Total distributable earnings	480,840	3,518,948	5,820,262
Total Net Assets	$1,795,467	$26,020,761	$23,155,901
Shares Outstanding[4]	126,780	1,615,330	1,424,398
Net Asset Value Per Share	$14.16	$16.11	$16.26
[1] Investments at cost	$1,411,887	$22,554,247	$18,908,891
[2] Market value of securities on loan	$21,857	$791,993	$—
[3] Foreign currency at cost	$—	$13,868	$—
[4] Authorized shares	80,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
6

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2024 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Assets:
Investments at value[1]	$20,512,107	$43,391,260	$46,293,943
Repurchase agreements at value[1]	41,714	1,956,275	228,096
Receivable from Advisor	10,898	2,077	1,311
Receivable for fund shares sold	15,000	5,371	3,894
Dividends receivable	27,661	40,672	52,638
Interest receivable	2	119,867	10
Cash collateral on deposit at broker (Note 1)	—	30,764,785	—
Prepaid expenses	913	2,050	249
Total assets	20,608,295	76,282,357	46,580,141
Liabilities:
Due to custodian	—	8,593	—
Line of credit interest payable	—	12	815
Payable for fund shares redeemed	—	33,557	17,270
Dividend payable on securities sold short	—	22,698	6,237
Payable for securities sold short, at value[2]	—	29,558,418	10,676,267
Payable for Management fees	9,600	32,761	25,349
Payable for Directors’ fees	694	1,580	1,539
Payable for Shareholder Servicing fees	3,491	6,291	6,029
Accrued expenses	20,068	46,933	46,061
Total liabilities	33,853	29,710,843	10,779,567
Net Assets	$20,574,442	$46,571,514	$35,800,574
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$1,315	$3,431	$1,938
Paid-in capital in excess of par value	14,809,961	25,758,785	19,919,990
Total distributable earnings	5,763,166	20,809,298	15,878,646
Total Net Assets	$20,574,442	$46,571,514	$35,800,574
Shares Outstanding[3]	1,315,075	3,431,166	1,937,578
Net Asset Value Per Share	$15.65	$—	$18.48
Advisor Class — based on net assets of $37,989,177 and shares outstanding of 2,802,306	—	13.56	—
Institutional Class — based on net assets of $8,582,337 and shares outstanding of 628,860	—	13.65	—
[1] Investments at cost	$16,974,923	$33,246,375	$34,670,376
[2] Proceeds from securities sold short	$—	$34,403,107	$11,338,618
[3] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	120,000,000	—
Authorized shares - Institutional Class	—	120,000,000	—
See Notes to Financial Statements.
7

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2024 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Assets:
Investments at value[1], 2	$175,686,972	$1,197,358,039	$18,477,135
Repurchase agreements at value[1]	731,258	12,304,113	11,854
Receivable from Advisor	—	—	4,061
Receivable for securities sold	—	6,244,855	50,257
Receivable for fund shares sold	21,000	687,584	—
Dividends receivable	105,714	109,168	16,539
Interest receivable	33	547	—
Securities lending income receivable	—	2,172	—
Prepaid expenses	1,165	46,084	802
Total assets	176,546,142	1,216,752,562	18,560,648
Liabilities:
Payable for securities purchased	—	3,945,408	—
Obligation to return securities lending collateral	—	19,230,767	—
Line of credit interest payable	563	49	188
Payable for fund shares redeemed	22,608	1,061,849	—
Payable for Management fees	81,353	546,692	8,572
Payable for Directors’ fees	5,585	31,988	738
Payable for Shareholder Servicing fees	29,583	125,479	3,117
Accrued expenses	73,699	482,038	18,644
Total liabilities	213,391	25,424,270	31,259
Net Assets	$176,332,751	$1,191,328,292	$18,529,389
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$6,449	$36,813	$1,258
Paid-in capital in excess of par value	65,305,885	941,277,364	12,362,958
Total distributable earnings	111,020,417	250,014,115	6,165,173
Total Net Assets	$176,332,751	$1,191,328,292	$18,529,389
Shares Outstanding[3]	6,448,770	36,812,817	1,257,674
Net Asset Value Per Share	$27.34	$—	$14.73
Advisor Class — based on net assets of $454,302,489 and shares outstanding of 14,691,384	—	30.92	—
Institutional Class — based on net assets of $737,025,803 and shares outstanding of 22,121,433	—	33.32	—
[1] Investments at cost	$78,456,236	$957,140,728	$13,222,258
[2] Market value of securities on loan	$—	$34,546,818	$—
[3] Authorized shares	150,000,000	—	80,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
8

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2024 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Assets:
Investments at value[1], 2	$659,440,259	$27,271,814	$379,352,495
Repurchase agreements at value[1]	4,453,877	378,584	1,988,738
Receivable from Advisor	—	1,266	—
Receivable for fund shares sold	13,853	1	203,331
Interest receivable	198	17	2,708,334
Securities lending income receivable	—	—	3,554
Cash collateral on deposit at broker (Note 1)	1,298,306	729,428	—
Foreign tax reclaims receivable	—	32,258	—
Prepaid expenses	22,675	160	2,620
Total assets	665,229,168	28,413,528	384,259,072
Liabilities:
Obligation to return securities lending collateral	—	—	19,578,730
Line of credit interest payable	10	2	—
Payable for fund shares redeemed	432,812	—	276,039
Options written, at value[3]	91,846,250	2,462,825	—
Payable for Management fees	257,861	11,654	106,232
Payable for Directors’ fees	13,933	570	7,618
Payable for Shareholder Servicing fees	8,007	4,238	30,352
Accrued expenses	184,764	31,880	151,063
Total liabilities	92,743,637	2,511,169	20,150,034
Net Assets	$572,485,531	$25,902,359	$364,109,038
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$40,463	$4,914	$39,906
Paid-in capital in excess of par value	516,943,248	30,216,509	426,178,302
Total distributable earnings	55,501,820	(4,319,064)	(62,109,170)
Total Net Assets	$572,485,531	$25,902,359	$364,109,038
Shares Outstanding[4]	40,463,089	4,913,701	39,905,564
Net Asset Value Per Share	$—	$5.27	$9.12
Advisor Class — based on net assets of $45,978,223 and shares outstanding of 3,298,899	13.94	—	—
Institutional Class — based on net assets of $526,507,308 and shares outstanding of 37,164,190	14.17	—	—
[1] Investments at cost	$697,368,657	$29,081,632	$428,569,314
[2] Market value of securities on loan	$—	$—	$19,148,671
[3] Premiums received from options written	$151,624,261	$4,545,839	$—
[4] Authorized shares	—	120,000,000	160,000,000
Authorized shares - Advisor Class	160,000,000	—	—
Authorized shares - Institutional Class	160,000,000	—	—
See Notes to Financial Statements.
9

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
April 30, 2024 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Assets:
Investments at value[1]	$29,703,493	$127,190,361
Repurchase agreements at value[1]	39,101	—
Cash	—	320,191
Receivable from Advisor	4,640	—
Interest receivable	376,413	2,042,161
Cash collateral on deposit at broker (Note 1)	—	597,634
Prepaid expenses	1,431	5,832
Total assets	30,125,078	130,156,179
Liabilities:
Payable for securities purchased	—	202,500
Payable for when-issued securities purchased	—	3,722,528
Line of credit interest payable	32	16,865
Payable for Management fees	8,784	59,299
Payable for Directors’ fees	1,904	7,768
Variation margin on centrally cleared swap contracts	—	58,927
Payable for Shareholder Servicing fees	2,510	15,605
Accrued expenses	46,431	102,956
Total liabilities	59,661	4,186,448
Net Assets	$30,065,417	$125,969,731
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$3,042	$13,429
Paid-in capital in excess of par value	31,079,602	153,547,799
Total distributable earnings	(1,017,227)	(27,591,497)
Total Net Assets	$30,065,417	$125,969,731
Shares Outstanding[2]	3,042,417	13,429,254
Net Asset Value Per Share	$9.88	$9.38
[1] Investments at cost	$29,976,827	$138,333,866
[2] Authorized shares	80,000,000	80,000,000
See Notes to Financial Statements.
10

The Glenmede Fund, Inc.

Statements Of Operations
For the Six Months Ended April 30, 2024 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Investment income:
Dividends[1]	$7,493,930	$7,213,119	$25,348
Interest	27,774	51,170	108
Income from security lending, net	—	95	—
Total investment income	7,521,704	7,264,384	25,456
Expenses:
Management fees	2,186,825	4,748,026	5,025
Administration, transfer agent and custody fees	152,858	355,082	13,681
Professional fees	77,097	197,905	164
Shareholder report expenses	46,079	177,539	988
Shareholder servicing fees	—	—	1,827
Shareholder servicing fees (Advisor Class)	746,254	1,227,683	—
Directors’ fees and expenses	65,142	168,773	138
Interest expense	2,783	10,577	—
Registration and filing fees	22,929	39,759	1,698
Other expenses	78,534	203,901	1,352
Total expenses	3,378,501	7,129,245	24,873
Less expenses waived/reimbursed	—	—	(17,108)
Net expenses	3,378,501	7,129,245	7,765
Net investment income	4,143,203	135,139	17,691
Realized and unrealized gain:
Net realized gain on:
Investment transactions	72,347,002	363,581,110	75,521
Net change in unrealized gain on:
Investments	38,647,113	15,164,400	157,379
Net realized and unrealized gain	110,994,115	378,745,510	232,900
Net increase in net assets resulting from operations	$115,137,318	$378,880,649	$250,591

[1]	The Quantitative U.S. Large Cap Core Equity Portfolio had foreign dividend withholding taxes of $8,812.
See Notes to Financial Statements.
11

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2024 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Investment income:
Dividends[1]	$14,196	$450,127	$216,487
Interest	138	1,164	1,047
Income from security lending, net	29	326	—
Total investment income	14,363	451,617	217,534
Expenses:
Management fees	4,775	94,343	66,119
Administration, transfer agent and custody fees	14,343	20,461	17,468
Professional fees	151	2,229	2,214
Shareholder report expenses	929	1,369	1,568
Shareholder servicing fees	1,737	31,448	24,043
Directors’ fees and expenses	125	1,955	1,893
Interest expense	—	371	—
Registration and filing fees	1,696	9,323	17,581
Other expenses	1,346	3,012	3,368
Total expenses	25,102	164,511	134,254
Less expenses waived/reimbursed	(17,722)	(38,349)	(32,070)
Net expenses	7,380	126,162	102,184
Net investment income	6,983	325,455	115,350
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	68,821	899,924	1,603,391
Foreign currency transactions	—	(8,214)	—
Net realized gain	68,821	891,710	1,603,391
Net change in unrealized gain (loss) on:
Investments	270,077	2,859,567	1,739,386
Foreign currency translation	—	(979)	—
Net change in unrealized gain	270,077	2,858,588	1,739,386
Net realized and unrealized gain	338,898	3,750,298	3,342,777
Net increase in net assets resulting from operations	$345,881	$4,075,753	$3,458,127

[1]	The Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio and the Responsible ESG U.S. Equity Portfolio had foreign dividend withholding taxes of $37, $35,416 and $630, respectively.
See Notes to Financial Statements.
12

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2024 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Investment income:
Dividends	$204,961	$436,936	$453,168
Interest	912	780,803	1,037
Income from security lending, net	—	17,591	—
Total investment income	205,873	1,235,330	454,205
Expenses:
Management fees	58,639	287,354	221,741
Administration, transfer agent and custody fees	17,721	33,156	26,882
Professional fees	2,011	4,750	3,617
Shareholder report expenses	1,700	4,774	4,489
Shareholder servicing fees	21,323	—	36,957
Shareholder servicing fees (Advisor Class)	—	39,468	—
Dividends on securities sold short	—	319,238	108,135
Directors’ fees and expenses	1,756	4,034	3,348
Interest expense	278	371	278
Short position flex fees	—	—	43,429
Registration and filing fees	16,571	28,389	18,652
Other expenses	3,269	6,784	3,868
Total expenses	123,268	728,318	471,396
Less expenses waived/reimbursed	(32,366)	(117,806)	(88,573)
Net expenses	90,902	610,512	382,823
Net investment income	114,971	624,818	71,382
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,212,232	3,672,615	3,989,739
Securities sold short	—	92,801	(461,487)
Net realized gain	2,212,232	3,765,416	3,528,252
Net change in unrealized gain (loss) on:
Investments	1,271,727	2,884,490	2,711,493
Securities sold short	—	(5,910,763)	(1,386,860)
Net change in unrealized gain (loss)	1,271,727	(3,026,273)	1,324,633
Net realized and unrealized gain	3,483,959	739,143	4,852,885
Net increase in net assets resulting from operations	$3,598,930	$1,363,961	$4,924,267
See Notes to Financial Statements.
13

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2024 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Investment income:
Dividends[1]	$1,089,095	$7,827,740	$248,929
Interest	7,166	186,313	818
Income from security lending, net	—	14,941	—
Total investment income	1,096,261	8,028,994	249,747
Expenses:
Management fees	489,445	3,068,922	52,598
Administration, transfer agent and custody fees	44,188	233,206	16,836
Professional fees	16,479	99,221	1,873
Shareholder report expenses	5,225	367,287	1,431
Shareholder servicing fees	177,980	—	19,126
Shareholder servicing fees (Advisor Class)	—	566,547	—
Shareholder servicing fees (Institutional Class)	—	165,684	—
Directors’ fees and expenses	14,312	84,662	1,679
Interest expense	557	—	186
Registration and filing fees	10,355	38,627	2,673
Other expenses	15,300	117,104	2,982
Total expenses	773,841	4,741,260	99,384
Less expenses waived/reimbursed	—	—	(17,911)
Net expenses	773,841	4,741,260	81,473
Net investment income	322,420	3,287,734	168,274
Realized and unrealized gain:
Net realized gain on:
Investment transactions	13,153,694	21,768,229	968,739
Net change in unrealized gain on:
Investments	14,981,141	142,316,071	1,282,713
Net realized and unrealized gain	28,134,835	164,084,300	2,251,452
Net increase in net assets resulting from operations	$28,457,255	$167,372,034	$2,419,726

[1]	The Small Cap Equity Portfolio had foreign dividend withholding taxes of $17,592.
See Notes to Financial Statements.
14

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2024 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Investment income:
Dividends	$177,693	$96,440	$—
Interest	3,076,304	133,660	6,724,789
Income from security lending, net	—	—	21,940
Total investment income	3,253,997	230,100	6,746,729
Expenses:
Management fees	1,501,406	67,490	659,918
Administration, transfer agent and custody fees	114,898	25,142	89,411
Professional fees	49,558	2,147	33,669
Shareholder report expenses	22,295	2,115	26,231
Shareholder servicing fees	—	24,542	188,548
Shareholder servicing fees (Advisor Class)	56,343	—	—
Directors’ fees and expenses	41,509	1,808	27,311
Registration and filing fees	31,877	17,583	7,101
Other expenses	58,443	3,867	28,921
Total expenses	1,876,329	144,694	1,061,110
Less expenses waived/reimbursed	—	(21,985)	—
Net expenses	1,876,329	122,709	1,061,110
Net investment income	1,377,668	107,391	5,685,619
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	12	44,446	(3,447,240)
Written options	473,876	688,468	—
Purchased options	30,564,712	889,763	—
Net realized gain (loss)	31,038,600	1,622,677	(3,447,240)
Net change in unrealized gain (loss) on:
Investments	4,148,574	708,997	15,353,516
Written options	65,009,512	2,187,991	—
Purchased options	(57,660,900)	(1,801,169)	—
Net change in unrealized gain	11,497,186	1,095,819	15,353,516
Net realized and unrealized gain	42,535,786	2,718,496	11,906,276
Net increase in net assets resulting from operations	$43,913,454	$2,825,887	$17,591,895
See Notes to Financial Statements.
15

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Six Months Ended April 30, 2024 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Investment income:
Interest	$495,144	$3,246,296
Income from security lending, net	77	—
Total investment income	495,221	3,246,296
Expenses:
Management fees	58,716	373,834
Administration, transfer agent and custody fees	31,011	70,171
Professional fees	3,662	18,390
Shareholder report expenses	1,530	8,772
Shareholder servicing fees	16,776	98,377
Directors’ fees and expenses	3,531	14,558
Interest expense	—	22,359
Registration and filing fees	3,001	3,947
Other expenses	4,590	30,546
Total expenses	122,817	640,954
Less expenses waived/reimbursed	(30,549)	—
Net expenses	92,268	640,954
Net investment income	402,953	2,605,342
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	13,833	(5,333,720)
Swap contracts	—	90,953
Net realized gain (loss)	13,833	(5,242,767)
Net change in unrealized gain on:
Investments	548,352	16,307,802
Swap contracts	—	404,879
Net change in unrealized gain	548,352	16,712,681
Net realized and unrealized gain	562,185	11,469,914
Net increase in net assets resulting from operations	$965,138	$14,075,256
See Notes to Financial Statements.
16

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2024 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,143,203	$135,139	$17,691
Net realized gain on:
Investment transactions	72,347,002	363,581,110	75,521
Net change in unrealized gain on:
Investments	38,647,113	15,164,400	157,379
Net increase in net assets resulting from operations	115,137,318	378,880,649	250,591
Distributions from earnings	—	—	(28,930)
Distributions from earnings: Advisor Class	(55,366,726)	(56,277,743)	—
Distributions from earnings: Institutional Class	(3,717,683)	(43,854,939)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(40,216,401)	(760,604,551)	28,538
Net increase (decrease) in net assets	15,836,508	(481,856,584)	250,199
NET ASSETS:
Beginning of period	757,532,451	1,927,735,305	1,639,579
End of period	$773,368,959	$1,445,878,721	$1,889,778

For the Year Ended October 31, 2023
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$9,137,222	$7,608,304	$31,889
Net realized gain on:
Investment transactions	62,093,598	111,183,950	12,160
Net change in unrealized gain (loss) on:
Investments	(25,717,275)	27,914,523	(67,956)
Net increase (decrease) in net assets resulting from operations	45,513,545	146,706,777	(23,907)
Distributions from earnings	—	—	(96,169)
Distributions from earnings: Advisor Class	(155,573,383)	(84,059,903)	—
Distributions from earnings: Institutional Class	(23,971,269)	(68,195,218)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(99,606,178)	(233,418,509)	94,802
Net increase (decrease) in net assets	(233,637,285)	(238,966,853)	(25,274)
NET ASSETS:
Beginning of year	991,169,736	2,166,702,158	1,664,853
End of year	$757,532,451	$1,927,735,305	$1,639,579
See Notes to Financial Statements.
17

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2024 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$6,983	$325,455	$115,350
Net realized gain (loss) on:
Investment transactions	68,821	899,924	1,603,391
Foreign currency transactions	—	(8,214)	—
Net change in unrealized gain (loss) on:
Investments	270,077	2,859,567	1,739,386
Foreign currency translations	—	(979)	—
Net increase in net assets resulting from operations	345,881	4,075,753	3,458,127
Distributions from earnings	(4,011)	(376,581)	(1,946,535)
Net increase (decrease) in net assets from capital share transactions (See note 5)	3,949	(279,842)	(108,913)
Net increase in net assets	345,819	3,419,330	1,402,679
NET ASSETS:
Beginning of period	1,449,648	22,601,431	21,753,222
End of period	$1,795,467	$26,020,761	$23,155,901

For the Year Ended October 31, 2023
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$13,927	$526,362	$227,645
Net realized gain (loss) on:
Investment transactions	(7,991)	(242,711)	1,935,029
Foreign currency transactions	—	(13,677)	—
Net change in unrealized gain (loss) on:
Investments	(75,129)	3,021,552	(1,476,771)
Foreign currency translations	—	2,160	—
Net increase (decrease) in net assets resulting from operations	(69,193)	3,293,686	685,903
Distributions from earnings	(129,428)	(475,297)	(1,674,983)
Net increase (decrease) in net assets from capital share transactions (See note 5)	127,248	(3,155,555)	(1,180,382)
Net increase (decrease) in net assets	(71,373)	(337,166)	(2,169,462)
NET ASSETS:
Beginning of year	1,521,021	22,938,597	23,922,684
End of year	$1,449,648	$22,601,431	$21,753,222
See Notes to Financial Statements.
18

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2024 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$114,971	$624,818	$71,382
Net realized gain (loss) on:
Investment transactions	2,212,232	3,672,615	3,989,739
Securities sold short	—	92,801	(461,487)
Net change in unrealized gain (loss) on:
Investments	1,271,727	2,884,490	2,711,493
Securities sold short	—	(5,910,763)	(1,386,860)
Net increase in net assets resulting from operations	3,598,930	1,363,961	4,924,267
Distributions from earnings	(1,017,171)	—	(2,022,335)
Distributions from earnings: Advisor Class	—	(3,711,146)	—
Distributions from earnings: Institutional Class	—	(779,333)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,522,780)	(660,588)	(2,961,388)
Net increase (decrease) in net assets	1,058,979	(3,787,106)	(59,456)
NET ASSETS:
Beginning of period	19,515,463	50,358,620	35,860,030
End of period	$20,574,442	$46,571,514	$35,800,574

For the Year Ended October 31, 2023
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$225,125	$1,266,360	$202,367
Net realized gain on:
Investment transactions	946,794	3,796,473	1,521,410
Securities sold short	—	417,535	571,497
Net change in unrealized gain (loss) on:
Investments	(169,421)	(3,899,507)	(2,963,871)
Securities sold short	—	1,192,126	(396,997)
Net increase (decrease) in net assets resulting from operations	1,002,498	2,772,987	(1,065,594)
Distributions from earnings	(684,881)	—	(207,152)
Distributions from earnings: Advisor Class	—	(899,560)	—
Distributions from earnings: Institutional Class	—	(190,052)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(2,974,152)	(8,264,943)	(6,703,113)
Net increase (decrease) in net assets	(2,656,535)	(6,581,568)	(7,975,859)
NET ASSETS:
Beginning of year	22,171,998	56,940,188	43,835,889
End of year	$19,515,463	$50,358,620	$35,860,030
See Notes to Financial Statements.
19

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2024 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$322,420	$3,287,734	$168,274
Net realized gain on:
Investment transactions	13,153,694	21,768,229	968,739
Net change in unrealized gain on:
Investments	14,981,141	142,316,071	1,282,713
Net increase in net assets resulting from operations	28,457,255	167,372,034	2,419,726
Distributions from earnings	(29,466,667)	—	(1,217,379)
Distributions from earnings: Advisor Class	—	(35,556,661)	—
Distributions from earnings: Institutional Class	—	(45,450,733)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	11,455,741	152,402,390	(1,171,967)
Net increase in net assets	10,446,329	238,767,030	30,380
NET ASSETS:
Beginning of period	165,886,422	952,561,262	18,499,009
End of period	$176,332,751	$1,191,328,292	$18,529,389

For the Year Ended October 31, 2023
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$907,682	$6,582,860	$361,685
Net realized gain on:
Investment transactions	32,316,681	88,418,003	1,197,598
Net change in unrealized loss on:
Investments	(15,074,889)	(123,276,172)	(1,604,031)
Net increase (decrease) in net assets resulting from operations	18,149,474	(28,275,309)	(44,748)
Distributions from earnings	(14,605,183)	—	(981,989)
Distributions from earnings: Advisor Class	—	(52,262,940)	—
Distributions from earnings: Institutional Class	—	(67,676,601)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(29,303,760)	(10,029,917)	(2,376,350)
Net increase (decrease) in net assets	(25,759,469)	(158,244,767)	(3,403,087)
NET ASSETS:
Beginning of year	191,645,891	1,110,806,029	21,902,096
End of year	$165,886,422	$952,561,262	$18,499,009
See Notes to Financial Statements.
20

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2024 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,377,668	$107,391	$5,685,619
Net realized gain (loss) on:
Investment transactions	12	44,446	(3,447,240)
Options written	473,876	688,468	—
Purchased options	30,564,712	889,763	—
Net change in unrealized gain (loss) on:
Investments	4,148,574	708,997	15,353,516
Options written	65,009,512	2,187,991	—
Purchased options	(57,660,900)	(1,801,169)	—
Net increase in net assets resulting from operations	43,913,454	2,825,887	17,591,895
Distributions from earnings	—	(529,231)	(5,863,449)
Distributions from earnings: Advisor Class	(96,853)	—	—
Distributions from earnings: Institutional Class	(1,123,656)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	17,424,754	1,136,083	(12,651,880)
Net increase (decrease) in net assets	60,117,699	3,432,739	(923,434)
NET ASSETS:
Beginning of period	512,367,832	22,469,620	365,032,472
End of period	$572,485,531	$25,902,359	$364,109,038

For the Year Ended October 31, 2023
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,346,995	$75,046	$8,410,436
Net realized gain (loss) on:
Investment transactions	(116,423)	(159,111)	(1,719,826)
Options written	(217,658,163)	(6,327,264)	—
Purchased options	277,904,886	8,961,285	—
Net change in unrealized gain (loss) on:
Investments	2,593,002	536,207	(11,017,292)
Options Written	(6,285,164)	(363,231)	—
Purchased options	(3,482,954)	(190,627)	—
Net increase (decrease) in net assets resulting from operations	54,302,179	2,532,305	(4,326,682)
Distributions from earnings	—	(6,038)	(8,521,384)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(43,518,349)	(118,695)	58,107,896
Net increase in net assets	10,783,830	2,407,572	45,259,830
NET ASSETS:
Beginning of year	501,584,002	20,062,048	319,772,642
End of year	$512,367,832	$22,469,620	$365,032,472
See Notes to Financial Statements.
21

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Six Months Ended April 30, 2024 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$402,953	$2,605,342
Net realized gain (loss) on:
Investment transactions	13,833	(5,333,720)
Swap Contracts	—	90,953
Net change in unrealized gain on:
Investments	548,352	16,307,802
Swap Contracts	—	404,879
Net increase in net assets resulting from operations	965,138	14,075,256
Distributions from earnings	(407,376)	(3,045,578)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(7,388,256)	(40,442,793)
Net increase (decrease) in net assets	(6,830,494)	(29,413,115)
NET ASSETS:
Beginning of period	36,895,911	155,382,846
End of period	$30,065,417	$125,969,731

For the Year Ended October 31, 2023
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$742,036	$6,759,792
Net realized loss on:
Investment transactions	(257,645)	(1,725,877)
Swap contract	—	(262,165)
Net change in unrealized gain (loss) on:
Investments	768,754	(2,509,090)
Swap Contracts	—	(21,098)
Net increase in net assets resulting from operations	1,253,145	2,241,562
Distributions from earnings	(735,943)	(6,923,349)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(20,584,701)	3,254,614
Net increase (decrease) in net assets	(20,067,499)	(1,427,173)
NET ASSETS:
Beginning of year	56,963,410	156,810,019
End of year	$36,895,911	$155,382,846
See Notes to Financial Statements.
22

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Six Months Ended April 30, 2024 — (Unaudited)
Quantitative U.S. Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$1,363,961
Investments purchased	(7,031,120)
Investments sold	17,502,706
Purchases to cover securities sold short	(28,285,185)
Securities sold short	19,833,112
(Purchase)/Sale of short term investments, net	1,412,290
Decrease in Interest receivable	15,736
Increase in Receivable from Investment Advisor	(2,077)
Decrease in Cash collateral on deposit at broker	1,915,220
Decrease in Securities lending income receivable	4
Decrease in Dividends receivable	1,759
Increase in Prepaid expenses	(1,558)
Decrease in Obligation to return securities lending collateral	(844,020)
Decrease in Dividends payable for securities sold short	(15,258)
Decrease in Payable for Management fees	(9,191)
Decrease in Payable for Directors’ fees	(264)
Decrease in Payable for Shareholder Servicing fees	(892)
Increase in Accrued expenses	8,041
Net realized gain from investments	(3,672,615)
Net realized loss from securities sold short	(92,801)
Net change in unrealized gain on investments	(2,884,490)
Net change in unrealized loss on securities sold short	5,910,763
Net cash provided by (used in) operating activities	5,124,121
Cash flows from financing activities
Proceeds from shares sold	583,481
Payments on shares redeemed	(5,232,903)
Cash distributions paid	(474,242)
Net cash provided by (used in) financing activities	(5,123,664)
Net increase (decrease) in cash	457
Cash at beginning of period	(9,050)
Cash at end of period	$(8,593)

Supplemental disclosure of cash flow information
Non-cash financing activities not included herein consist of a reinvestment of dividends of $4,016,237.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2024.
See Notes to Financial Statements.
23

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Six Months Ended April 30, 2024 — (Unaudited)
Quantitative U.S. Total Market Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$4,924,267
Investments purchased	(11,854,892)
Investments sold	18,206,052
Purchases to cover securities sold short	(7,664,818)
Securities sold short	6,301,964
(Purchase)/Sale of short term investments, net	800,083
Increase in Interest receivable	(3)
Decrease in Receivable from Investment Advisor	6,975
Decrease in Securities lending income receivable	34
Increase in Dividends receivable	(12,530)
Increase in Prepaid expenses	(249)
Decrease in Obligation to return securities lending collateral	(880,308)
Increase in Line of credit interest payable	278
Decrease in Dividends payable for securities sold short	(1,944)
Decrease in Payable for Management fees	(1,268)
Increase in Payable for Directors’ fees	70
Decrease in Payable for Shareholder Servicing fees	(298)
Increase in Accrued expenses	8,237
Net realized gain from investments	(3,989,739)
Net realized loss from securities sold short	461,487
Net change in unrealized gain on investments	(2,711,493)
Net change in unrealized loss on securities sold short	1,386,860
Net cash provided by (used in) operating activities	4,978,765
Cash flows from financing activities
Proceeds from shares sold	1,380,310
Payments on shares redeemed	(6,332,253)
Cash distributions paid	(24,887)
Net cash provided by (used in) financing activities	(4,976,830)
Net increase (decrease) in cash	1,935
Cash at beginning of period	(1,935)
Cash at end of period	$—

Supplemental disclosure of cash flow information
Cash paid for interest was $43,429.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $1,997,448.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2024.
See Notes to Financial Statements.
24

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2024[1]	For The Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$21.29	$25.15	$32.97	$24.99	$26.89	$27.88
Income from investment operations:
Net investment income[2]	0.12	0.23	0.26	0.23	0.29	0.35
Net realized and unrealized gain (loss) on investments	3.16	0.78	(4.01)	10.15	(0.73)	1.18
Total from investment operations	3.28	1.01	(3.75)	10.38	(0.44)	1.53
Distributions to shareholders from:
Net investment income	(0.12)	(0.26)	(0.27)	(0.24)	(0.29)	(0.35)
Net realized capital gains	(1.64)	(4.61)	(3.80)	(2.16)	(1.17)	(2.17)
Total distributions	(1.76)	(4.87)	(4.07)	(2.40)	(1.46)	(2.52)
Net asset value, end of period	$22.81	$21.29	$25.15	$32.97	$24.99	$26.89
Total return	15.62%[3]	4.42%	(12.89)%	43.77%	(1.90)%	6.42%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$725,303	$712,481	$924,570	$1,255,795	$1,066,153	$1,674,687
Ratio of operating expenses to average net assets	0.86%[4,5]	0.86%[4]	0.84%[4]	0.85%[4]	0.87%	0.86%
Ratio of net investment income to average net assets	1.03%[5]	1.04%	0.96%	0.75%	1.15%	1.32%
Portfolio turnover rate[6]	34%[3]	78%	66%	41%	66%	80%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.86% for the period ended April 30, 2024 and 0.86%, 0.84% and 0.85% for the years ended October 31, 2023, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
25

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2024[1]	For The Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$21.29	$25.15	$32.98	$24.99	$26.91	$27.89
Income from investment operations:
Net investment income[2]	0.14	0.30	0.32	0.29	0.34	0.40
Net realized and unrealized gain (loss) on investments	3.16	0.75	(4.02)	10.16	(0.75)	1.20
Total from investment operations	3.30	1.05	(3.70)	10.45	(0.41)	1.60
Distributions to shareholders from:
Net investment income	(0.14)	(0.30)	(0.33)	(0.30)	(0.34)	(0.41)
Net realized capital gains	(1.64)	(4.61)	(3.80)	(2.16)	(1.17)	(2.17)
Total distributions	(1.78)	(4.91)	(4.13)	(2.46)	(1.51)	(2.58)
Net asset value, end of period	$22.81	$21.29	$25.15	$32.98	$24.99	$26.91
Total return	15.73%[3]	4.65%	(12.73)%	44.10%	(1.75)%	6.68%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$48,066	$45,052	$66,600	$165,106	$173,029	$673,825
Ratio of operating expenses to average net assets	0.66%[4,5]	0.66%[4]	0.64%[4]	0.65%[4]	0.67%	0.66%
Ratio of net investment income to average net assets	1.23%[5]	1.31%	1.14%	0.96%	1.32%	1.52%
Portfolio turnover rate[6]	34%[3]	78%	66%	41%	66%	80%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.66% for the period ended April 30, 2024 and 0.66%, 0.64% and 0.65% for the years ended October 31, 2023, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
26

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2024[1]	For The Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.73	$27.95	$40.64	$32.02	$33.08	$32.52
Income from investment operations:
Net investment income (loss)[2]	(0.01)	0.08	0.09	0.05	0.12	0.16
Net realized and unrealized gain (loss) on investments	5.92	1.71	(5.65)	13.33	3.19	4.86
Total from investment operations	5.91	1.79	(5.56)	13.38	3.31	5.02
Distributions to shareholders from:
Net investment income	(0.00)[3]	(0.08)	(0.09)	(0.05)	(0.14)	(0.15)
Net realized capital gains	(1.47)	(1.93)	(7.04)	(4.71)	(4.23)	(4.31)
Total distributions	(1.47)	(2.01)	(7.13)	(4.76)	(4.37)	(4.46)
Net asset value, end of period	$32.17	$27.73	$27.95	$40.64	$32.02	$33.08
Total return	21.56%[4]	6.84%	(16.67)%	46.17%	10.68%	18.50%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,223,784	$1,080,175	$1,211,342	$1,751,370	$1,659,543	$2,237,727
Ratio of operating expenses to average net assets	0.88%[5,6]	0.86%[5]	0.84%[5]	0.85%[5]	0.88%	0.86%
Ratio of net investment income (loss) to average net assets	(0.05)%[6]	0.27%	0.28%	0.15%	0.40%	0.53%
Portfolio turnover rate[7]	30%[4]	78%	85%	49%	69%	80%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.88% for the period ended April 30, 2024 and 0.86%, 0.84% and 0.85% for the years ended October 31, 2023, 2022 and 2021, respectively.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
27

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2024[1]	For The Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.73	$27.95	$40.64	$32.02	$33.09	$32.53
Income from investment operations:
Net investment income[2]	0.03	0.13	0.15	0.12	0.19	0.21
Net realized and unrealized gain (loss) on investments	5.92	1.72	(5.65)	13.34	3.18	4.88
Total from investment operations	5.95	1.85	(5.50)	13.46	3.37	5.09
Distributions to shareholders from:
Net investment income	(0.02)	(0.14)	(0.15)	(0.13)	(0.21)	(0.22)
Net realized capital gains	(1.47)	(1.93)	(7.04)	(4.71)	(4.23)	(4.31)
Total distributions	(1.49)	(2.07)	(7.19)	(4.84)	(4.44)	(4.53)
Net asset value, end of period	$32.19	$27.73	$27.95	$40.64	$32.02	$33.09
Total return	21.70%[3]	7.05%	(16.49)%	46.47%	10.89%	18.74%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$222,095	$847,561	$955,360	$581,255	$543,675	$1,250,995
Ratio of operating expenses to average net assets	0.68%[4,5]	0.66%[4]	0.64%[4]	0.65%[4]	0.68%	0.66%
Ratio of net investment income to average net assets	0.18%[5]	0.48%	0.49%	0.34%	0.62%	0.69%
Portfolio turnover rate[6]	30%[3]	78%	85%	49%	69%	80%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.68% for the period ended April 30, 2024 and 0.66%, 0.64% and 0.65% for the years ended October 31, 2023, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
28

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Value Equity Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.50	$12.37	$13.05	$9.03	$10.29	$9.82
Income from investment operations:
Net investment income[2]	0.12	0.23	0.21	0.18	0.20	0.21
Net realized and unrealized gain (loss) on investments	1.64	(0.39)	(0.67)	4.02	(1.26)	0.49
Total from investment operations	1.76	(0.16)	(0.46)	4.20	(1.06)	0.70
Distributions to shareholders from:
Net investment income	(0.13)	(0.22)	(0.22)	(0.18)	(0.20)	(0.23)
Net realized capital gains	(0.08)	(0.49)	—	—	—	—
Total distributions	(0.21)	(0.71)	(0.22)	(0.18)	(0.20)	(0.23)
Net asset value, end of period	$13.05	$11.50	$12.37	$13.05	$9.03	$10.29
Total return[3]	15.27%[4]	(1.46)%	(3.49)%	46.66%	(10.19)%	7.33%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,890	$1,640	$1,665	$2,487	$1,588	$2,040
Ratio of operating expenses before waiver/reimbursement to average net assets	2.72%[5]	2.85%	2.27%	2.45%	2.66%	3.20%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%	0.85%[6]	0.85%	0.85%	0.89%
Ratio of net investment income to average net assets	1.94%[5]	1.87%	1.66%	1.48%	2.15%	2.08%
Portfolio turnover rate	37%[4]	81%	76%	68%	95%	77%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.85% for the year ended October 31, 2022.

See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Small Cap Equity Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.46	$13.13	$15.05	$9.55	$10.39	$10.25
Income from investment operations:
Net investment income[2]	0.06	0.11	0.14	0.07	0.06	0.05
Net realized and unrealized gain (loss) on investments	2.67	(0.67)	(0.57)	5.50	(0.82)	0.17
Total from investment operations	2.73	(0.56)	(0.43)	5.57	(0.76)	0.22
Distributions to shareholders from:
Net investment income	(0.03)	(0.11)	(0.15)	(0.07)	(0.08)	(0.08)
Net realized capital gains	—	(1.00)	(1.34)	—	—	—
Total distributions	(0.03)	(1.11)	(1.49)	(0.07)	(0.08)	(0.08)
Net asset value, end of period	$14.16	$11.46	$13.13	$15.05	$9.55	$10.39
Total return[3]	23.85%[4]	(4.52)%	(2.97)%	58.45%	(7.37)%	2.19%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,795	$1,450	$1,521	$1,556	$982	$1,061
Ratio of operating expenses before waiver/reimbursement to average net assets	2.89%[5]	3.06%	3.49%	3.45%	4.63%	4.12%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.90%
Ratio of net investment income to average net assets	0.80%[5]	0.91%	1.03%	0.53%	0.65%	0.53%
Portfolio turnover rate	46%[4]	85%	94%	84%	101%	133%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative International Equity Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.84	$12.27	$15.54	$12.05	$13.97	$13.26
Income from investment operations:
Net investment income[2]	0.20	0.32	0.42	0.36	0.26	0.39
Net realized and unrealized gain (loss) on investments	2.30	1.54	(3.15)	3.48	(1.79)	0.73
Total from investment operations	2.50	1.86	(2.73)	3.84	(1.53)	1.12
Distributions to shareholders from:
Net investment income	(0.23)	(0.29)	(0.54)	(0.35)	(0.37)	(0.41)
Net return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.23)	(0.29)	(0.54)	(0.35)	(0.39)	(0.41)
Net asset value, end of period	$16.11	$13.84	$12.27	$15.54	$12.05	$13.97
Total return[3]	18.14%[4]	15.09%	(17.89)%	31.96%	(11.10)%	8.60%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$26,021	$22,601	$22,939	$41,069	$53,302	$205,629
Ratio of operating expenses before waiver/reimbursement to average net assets	1.31%[5]	1.32%	1.27%	1.19%	1.15%	1.10%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[5,6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%	1.00%
Ratio of net investment income to average net assets	2.59%[5]	2.22%	2.93%	2.40%	1.99%	2.90%
Portfolio turnover rate	52%[4]	84%	91%	79%	76%	93%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00%, for the period ended April 30, 2024 and 1.00%, 1.00% and 1.00% for the years ended October 31, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Responsible ESG U.S. Equity Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$15.26	$16.10	$20.71	$14.26	$14.34	$14.12
Income from investment operations:
Net investment income[2]	0.08	0.16	0.18	0.14	0.15	0.16
Net realized and unrealized gain (loss) on investments	2.31	0.21	(2.86)	6.45	(0.02)	0.74
Total from investment operations	2.39	0.37	(2.68)	6.59	0.13	0.90
Distributions to shareholders from:
Net investment income	(0.08)	(0.15)	(0.17)	(0.14)	(0.15)	(0.17)
Net realized capital gains	(1.31)	(1.06)	(1.76)	—	(0.06)	(0.51)
Total distributions	(1.39)	(1.21)	(1.93)	(0.14)	(0.21)	(0.68)
Net asset value, end of period	$16.26	$15.26	$16.10	$20.71	$14.26	$14.34
Total return[3]	15.87%[4]	2.35%	(14.02)%	46.31%	0.87%	6.78%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$23,156	$21,753	$23,923	$32,861	$22,342	$23,231
Ratio of operating expenses before waiver/reimbursement to average net assets	1.12%[5]	1.05%	1.02%	1.05%	1.05%	1.07%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%[6]	0.85%[6]	0.85%	0.85%	0.90%
Ratio of net investment income to average net assets	0.96%[5]	0.98%	1.02%	0.74%	1.02%	1.17%
Portfolio turnover rate	36%[4]	87%	101%	74%	88%	102%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2023 and 2022, respectively.

See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Women in Leadership U.S. Equity Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.82	$13.70	$19.27	$13.52	$13.98	$13.34
Income from investment operations:
Net investment income[2]	0.08	0.15	0.19	0.18	0.16	0.15
Net realized and unrealized gain (loss) on investments	2.48	0.41	(2.33)	5.75	(0.47)	1.08
Total from investment operations	2.56	0.56	(2.14)	5.93	(0.31)	1.23
Distributions to shareholders from:
Net investment income	(0.08)	(0.16)	(0.19)	(0.18)	(0.15)	(0.15)
Net realized capital gains	(0.65)	(0.28)	(3.24)	—	—	(0.44)
Total distributions	(0.73)	(0.44)	(3.43)	(0.18)	(0.15)	(0.59)
Net asset value, end of period	$15.65	$13.82	$13.70	$19.27	$13.52	$13.98
Total return[3]	18.78%[4]	4.14%	(13.15)%	43.94%	(2.15)%	9.75%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$20,574	$19,515	$22,172	$27,887	$21,678	$21,047
Ratio of operating expenses before waiver/reimbursement to average net assets	1.16%[5]	1.06%	1.05%	1.04%	1.08%	1.11%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5,6]	0.85%	0.85%[6]	0.85%[6]	0.85%	0.90%
Ratio of net investment income to average net assets	1.08%[5]	1.04%	1.27%	1.01%	1.19%	1.14%
Portfolio turnover rate	40%[4]	83%	105%	81%	105%	89%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% for the period ended April 30, 2024 and 0.85% and 0.85% for the years ended October 31, 2022 and 2021, respectively.

See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2024[1]	For The Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.52	$14.06	$12.93	$11.05	$11.90	$12.55
Income from investment operations:
Net investment income (loss)[2]	0.18	0.34	(0.03)	(0.10)	(0.07)	0.11
Net realized and unrealized gain (loss) on investments	0.19	0.42	1.16	1.98	(0.77)	(0.65)
Total from investment operations	0.37	0.76	1.13	1.88	(0.84)	(0.54)
Distributions to shareholders from:
Net investment income	(0.18)	(0.30)	—	—	—	(0.11)
Net realized capital gains	(1.15)	—	—	—	—	—
Net return of capital	—	—	—	—	(0.01)	—
Total distributions	(1.33)	(0.30)	—	—	(0.01)	(0.11)
Net asset value, end of period	$13.56	$14.52	$14.06	$12.93	$11.05	$11.90
Total return[3]	2.91%[4,5]	5.46%[5]	8.74%[5]	17.01%	(7.07)%	(4.33)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$37,989	$41,895	$48,370	$56,002	$96,702	$247,209
Ratio of operating expenses before waiver/reimbursement to average net assets	3.08%[6]	2.93%	2.76%	2.88%	2.99%	2.78%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.59%[6]	2.49%	2.36%	2.51%	2.63%	2.43%
Ratio of net investment income (loss) to average net assets	2.57%[6]	2.38%	(0.25)%	(0.78)%	(0.59)%	0.91%
Portfolio turnover rate[8,9]	15%[4]	99%	118%	115%	133%	108%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25% for the period ended April 30, 2024 and 1.25%, 1.25%, 1.25%, 1.25% and 1.21% for the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
[8]	Portfolio turnover is calculated at the fund level.
[9]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2024[2]	For The Year Ended October 31,				For the Period September 13, 2019[1] through October 31, 2019
		2023	2022	2021	2020
Net asset value, beginning of period	$14.61	$14.13	$12.97	$11.07	$11.89	$12.00
Income from investment operations:
Net investment income (loss)[3]	0.19	0.37	—	(0.03)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	0.19	0.43	1.16	1.93	(0.71)	(0.08)
Total from investment operations	0.38	0.80	1.16	1.90	(0.81)	(0.07)
Distributions to shareholders from:
Net investment income	(0.19)	(0.32)	—	—	—	(0.04)
Net realized capital gains	(1.15)	—	—	—	—	—
Net return of capital	—	—	—	—	(0.01)	—
Total distributions	(1.34)	(0.32)	—	—	(0.01)	(0.04)
Net asset value, end of period	$13.65	$14.61	$14.13	$12.97	$11.07	$11.89
Total return[4]	2.97%[5]	5.73%	8.94%[6]	17.16%[6]	(6.78)%	(0.62)%[5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$8,582	$8,464	$8,571	$7,255	$311	$16
Ratio of operating expenses before waiver/reimbursement to average net assets	2.87%[7]	2.73%	2.57%	3.88%	2.59%	2.36%[7]
Ratio of operating expenses after waiver/reimbursement to average net assets[8]	2.38%[7]	2.29%	2.17%	3.52%	2.23%	2.01%[7]
Ratio of net investment income (loss) to average net assets	2.78%[7]	2.59%	(0.01)%	(0.27)%	(0.89)%	0.36%[7]
Portfolio turnover rate[9,10]	15%[5]	99%	118%	115%	133%	108%

[1]	Shareholder activity commenced on September 13, 2019.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[7]	Annualized.
[8]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.05% for the period ended April 30, 2024 and 1.05%, 1.05%, 1.05% and 1.05% for the years ended October 31, 2023, 2022, 2021 and 2020, respectively, and 1.01% for the period ended October 31, 2019.
[9]	Portfolio turnover is calculated at the fund level.
[10]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Total Market Equity Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.10	$17.81	$22.90	$15.34	$17.88	$18.85
Income from investment operations:
Net investment income[2]	0.04	0.09	0.07	0.03	0.07	0.11
Net realized and unrealized gain (loss) on investments	2.32	(0.71)	(1.57)	9.45	(1.52)	0.49
Total from investment operations	2.36	(0.62)	(1.50)	9.48	(1.45)	0.60
Distributions to shareholders from:
Net investment income	(0.02)	(0.09)	(0.08)	(0.03)	(0.11)	(0.11)
Net realized capital gains	(0.96)	—	(3.51)	(1.89)	(0.98)	(1.46)
Total distributions	(0.98)	(0.09)	(3.59)	(1.92)	(1.09)	(1.57)
Net asset value, end of period	$18.48	$17.10	$17.81	$22.90	$15.34	$17.88
Total return[3]	14.03%[4]	(3.50)%	(7.76)%	66.37%	(8.82)%	4.11%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$35,801	$35,860	$43,836	$35,961	$28,447	$67,923
Ratio of operating expenses before waiver/reimbursement to average net assets	2.55%[5]	2.42%	2.36%	2.23%	2.56%	2.48%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	2.07%[5]	2.01%	1.99%	1.83%	2.06%	2.07%
Ratio of net investment income to average net assets	0.39%[5]	0.49%	0.39%	0.15%	0.45%	0.60%
Portfolio turnover rate[7]	25%[4]	84%	95%	71%	98%	92%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25% for the period ended April 30, 2024 and 1.25%, 1.25%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
[7]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
36

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.85	$27.45	$35.56	$26.43	$27.22	$24.30
Income from investment operations:
Net investment income[2]	0.05	0.14	0.12	0.12	0.21	0.23
Net realized and unrealized gain (loss) on investments	4.65	2.45	(4.56)	10.73	(0.25)	3.22
Total from investment operations	4.70	2.59	(4.44)	10.85	(0.04)	3.45
Distributions to shareholders from:
Net investment income	(0.06)	(0.15)	(0.12)	(0.13)	(0.22)	(0.23)
Net realized capital gains	(5.15)	(2.04)	(3.55)	(1.59)	(0.53)	(0.30)
Total distributions	(5.21)	(2.19)	(3.67)	(1.72)	(0.75)	(0.53)
Net asset value, end of period	$27.34	$27.85	$27.45	$35.56	$26.43	$27.22
Total return	17.61%[3]	9.98%	(13.95)%	42.57%	(0.18)%	14.51%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$176,333	$165,886	$191,646	$268,648	$219,447	$269,033
Ratio of operating expenses to average net assets	0.87%[4,5]	0.86%[4]	0.85%[4]	0.85%	0.86%	0.84%
Ratio of net investment income to average net assets	0.36%[5]	0.50%	0.39%	0.38%	0.79%	0.89%
Portfolio turnover rate	4%[3]	14%	20%	14%	19%	19%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.87% for the period ended April 30, 2024 and 0.86% and 0.85% for the years ended October 31, 2023 and 2022, respectively.
[5]	Annualized.

See Notes to Financial Statements.
37

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2024[1]	For The Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$28.40	$33.04	$37.06	$23.23	$23.66	$28.82
Income from investment operations:
Net investment income[2]	0.07	0.16	0.12	—	0.02	0.05
Net realized and unrealized gain (loss) on investments	4.99	(1.07)	(2.47)	13.87	(0.41)	(1.04)
Total from investment operations	5.06	(0.91)	(2.35)	13.87	(0.39)	(0.99)
Distributions to shareholders from:
Net investment income	(0.07)	(0.18)	(0.11)	(0.04)	(0.04)	(0.07)
Net realized capital gains	(2.47)	(3.55)	(1.56)	—	—	(4.09)
Net return of capital	—	—	—	—	(0.00)[3]	(0.01)
Total distributions	(2.54)	(3.73)	(1.67)	(0.04)	(0.04)	(4.17)
Net asset value, end of period	$30.92	$28.40	$33.04	$37.06	$23.23	$23.66
Total return	17.78%[4]	(3.04)%	(6.59)%	59.75%	(1.63)%	(2.61)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$454,302	$412,521	$468,157	$530,401	$403,309	$761,813
Ratio of operating expenses to average net assets	0.97%[5]	0.95%[6]	0.93%[6]	0.92%[6]	0.94%	0.93%
Ratio of net investment income to average net assets	0.48%[5]	0.51%	0.35%	0.01%	0.11%	0.21%
Portfolio turnover rate[7]	6%[4]	20%	28%	41%	36%	54%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.95%, 0.93% and 0.92% for the years ended October 31, 2023, 2022 and 2021, respectively.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
38

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2024[1]	For The Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.42	$35.13	$39.29	$24.61	$25.07	$30.25
Income from investment operations:
Net investment income[2]	0.11	0.24	0.20	0.08	0.07	0.10
Net realized and unrealized gain (loss) on investments	5.35	(1.15)	(2.62)	14.68	(0.44)	(1.06)
Total from investment operations	5.46	(0.91)	(2.42)	14.76	(0.37)	(0.96)
Distributions to shareholders from:
Net investment income	(0.09)	(0.25)	(0.18)	(0.08)	(0.09)	(0.12)
Net realized capital gains	(2.47)	(3.55)	(1.56)	—	—	(4.09)
Net return of capital	—	—	—	—	(0.00)[3]	(0.01)
Total distributions	(2.56)	(3.80)	(1.74)	(0.08)	(0.09)	(4.22)
Net asset value, end of period	$33.32	$30.42	$35.13	$39.29	$24.61	$25.07
Total return	17.93%[4]	(2.87)%	(6.39)%	60.04%	(1.44)%	(2.38)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$737,026	$540,040	$642,649	$944,442	$836,015	$1,279,693
Ratio of operating expenses to average net assets	0.77%[5]	0.75%[6]	0.73%[6]	0.72%[6]	0.74%	0.73%
Ratio of net investment income to average net assets	0.67%[5]	0.72%	0.54%	0.22%	0.29%	0.39%
Portfolio turnover rate[7]	6%[4]	20%	28%	41%	36%	54%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.75%, 0.73% and 0.72% for the years ended October 31, 2023, 2022 and 2021, respectively.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
39

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Equity Income Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.85	$14.58	$15.92	$11.88	$12.22	$11.15
Income from investment operations:
Net investment income[2]	0.13	0.25	0.23	0.22	0.26	0.25
Net realized and unrealized gain (loss) on investments	1.71	(0.31)	(0.63)	4.05	(0.32)	1.33
Total from investment operations	1.84	(0.06)	(0.40)	4.27	(0.06)	1.58
Distributions to shareholders from:
Net investment income	(0.14)	(0.25)	(0.23)	(0.23)	(0.28)	(0.25)
Net realized capital gains	(0.82)	(0.42)	(0.71)	—	—	(0.26)
Total distributions	(0.96)	(0.67)	(0.94)	(0.23)	(0.28)	(0.51)
Net asset value, end of period	$14.73	$13.85	$14.58	$15.92	$11.88	$12.22
Total return[3]	13.42%[4]	(0.60)%	(2.70)%	36.12%	(0.38)%	14.69%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$18,529	$18,499	$21,902	$22,296	$18,560	$23,900
Ratio of operating expenses before waiver/reimbursement to average net assets	1.04%[5]	1.00%	0.97%	1.10%	1.04%[6]	1.01%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5,7]	0.85%[7]	0.85%	0.85%	0.85%[6]	0.85%
Ratio of net investment income to average net assets	1.76%[5]	1.74%	1.57%	1.53%	2.21%[6]	2.19%
Portfolio turnover rate	10%[4]	21%	15%	27%	63%	39%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[7]	The ratio of operating expenses excluding interest expense was 0.85% for the period ended April 30, 2024 and 0.85% for the year ended October 31, 2023, respectively.

See Notes to Financial Statements.
40

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For the Period Ended April 30, 2024[1]	For The Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.88	$11.58	$14.83	$11.67	$13.01	$12.30
Income from investment operations:
Net investment income (loss)[2]	0.02	0.01	(0.07)	(0.11)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	1.06	1.29	(1.40)	3.27	(0.34)	1.04
Total from investment operations	1.08	1.30	(1.47)	3.16	(0.41)	1.00
Distributions to shareholders from:
Net investment income	(0.02)	—	—	—	—	—
Net realized capital gains	—	—	(1.78)	—	(0.93)	(0.29)
Total distributions	(0.02)	—	(1.78)	—	(0.93)	(0.29)
Net asset value, end of period	$13.94	$12.88	$11.58	$14.83	$11.67	$13.01
Total return	8.32%[3]	11.23%[4]	(11.29)%	27.08%	(3.50)%	8.43%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$45,978	$56,074	$70,447	$90,143	$95,701	$268,478
Ratio of operating expenses to average net assets[5]	0.87%[6]	0.86%[7]	0.85%	0.86%	0.88%	0.87%[7]
Ratio of net investment income (loss) to average net assets[5]	0.33%[6]	0.08%	(0.55)%	(0.77)%	(0.59)%	(0.34)%
Portfolio turnover rate[8,9]	—%[3]	—%	—%	—%	—%	—%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[6]	Annualized.
[7]	The ratio of operating expenses excluding interest expense was 0.86% and 0.86% for the years ended October 31, 2023 and 2019, respectively.
[8]	Portfolio turnover is calculated at the fund level.
[9]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
41

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Institutional Shares
	For the Period Ended April 30, 2024[1]	For The Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.08	$11.74	$14.99	$11.77	$13.09	$12.34
Income from investment operations:
Net investment income (loss)[2]	0.04	0.04	(0.04)	(0.08)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	1.08	1.30	(1.43)	3.30	(0.34)	1.06
Total from investment operations	1.12	1.34	(1.47)	3.22	(0.39)	1.04
Distributions to shareholders from:
Net investment income	(0.03)	—	—	—	—	—
Net realized capital gains	—	—	(1.78)	—	(0.93)	(0.29)
Total distributions	(0.03)	—	(1.78)	—	(0.93)	(0.29)
Net asset value, end of period	$14.17	$13.08	$11.74	$14.99	$11.77	$13.09
Total return	8.49%[3]	11.41%[4]	(11.16)%	27.36%	(3.31)%	8.73%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$526,507	$456,293	$431,137	$341,245	$354,674	$409,829
Ratio of operating expenses to average net assets[5]	0.67%[6]	0.66%[7]	0.65%	0.66%	0.68%	0.67%[7]
Ratio of net investment income (loss) to average net assets[5]	0.52%[6]	0.29%	(0.32)%	(0.57)%	(0.44)%	(0.14)%
Portfolio turnover rate[8,9]	—%[3]	—%	—%	—%	—%	—%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[6]	Annualized.
[7]	The ratio of operating expenses excluding interest expense was 0.66% and 0.66% for the years ended October 31, 2023 and 2019, respectively.
[8]	Portfolio turnover is calculated at the fund level.
[9]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
42

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Global Secured Options Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020[2]	2019[2]
Net asset value, beginning of period	$4.79	$4.25	$5.64	$4.84	$4.90	$104.10
Income from investment operations:
Net investment income (loss)[3]	0.02	0.02	(0.02)	(0.05)	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	0.57	0.52	(0.64)	1.07	(0.02)	(5.71)
Total from investment operations	0.59	0.54	(0.66)	1.02	(0.06)	(5.69)
Distributions to shareholders from:
Net investment income	(0.02)	(0.00)[4]	—	—	(0.00)[4]	(0.01)
Net realized capital gains	(0.09)	—	(0.73)	(0.22)	—	(93.50)
Total distributions	(0.11)	(0.00)[4]	(0.73)	(0.22)	(0.00)[4]	(93.51)
Net asset value, end of period	$5.27	$4.79	$4.25	$5.64	$4.84	$4.90
Total return[5]	12.45%[6]	12.74%	(13.35)%	21.59%	(1.07)%	8.56%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$25,902	$22,470	$20,062	$17,152	$9,648	$1,220
Ratio of operating expenses before waiver/reimbursement to average net assets[7]	1.18%[8]	1.15%	1.22%	1.30%	2.13%	9.76%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	1.00%[8]	1.00%[9]	1.00%[9]	1.00%	1.00%	1.63%[9]
Ratio of net investment income to average net assets[7]	0.88%[8]	0.34%	(0.46)%	(0.96)%	(0.83)%	0.32%
Portfolio turnover rate	—%[6]	117%	152%	—%[10]	995%	685%

[1]	Unaudited.
[2]	The Board authorized a 1-for-10 reverse share split for the Global Secured Options Portfolio effective after the close of trading on March 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse share split.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Not annualized.
[7]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[8]	Annualized.
[9]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00% and 1.00% for the years ended October 31, 2023 and 2022, respectively and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and interest expense was 1.62% for the year ended October 31, 2019.
[10]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
43

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Core Fixed Income Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.85	$9.16	$11.11	$11.71	$11.31	$10.49
Income from investment operations:
Net investment income[2]	0.14	0.23	0.18	0.14	0.21	0.25
Net realized and unrealized gain (loss) on investments	0.27	(0.30)	(1.92)	(0.36)	0.44	0.83
Total from investment operations	0.41	(0.07)	(1.74)	(0.22)	0.65	1.08
Distributions to shareholders from:
Net investment income	(0.14)	(0.24)	(0.21)	(0.20)	(0.25)	(0.26)
Net realized capital gains	—	—	(0.00)[3]	(0.18)	—	—
Total distributions	(0.14)	(0.24)	(0.21)	(0.38)	(0.25)	(0.26)
Net asset value, end of period	$9.12	$8.85	$9.16	$11.11	$11.71	$11.31
Total return	4.65%[4]	(0.90)%	(15.80)%	(1.91)%	5.82%	10.46%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$364,109	$365,032	$319,773	$424,512	$436,975	$505,603
Ratio of operating expenses to average net assets	0.56%[5]	0.55%	0.54%	0.54%	0.54%	0.53%
Ratio of net investment income to average net assets	3.02%[5]	2.50%	1.72%	1.27%	1.78%	2.30%
Portfolio turnover rate	6%[4]	13%	28%	24%	52%	36%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
44

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Short Term Tax Aware Fixed Income Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.74	$9.67	$10.09	$10.16	$10.07	$9.90
Income from investment operations:
Net investment income[2]	0.12	0.16	0.08	0.08	0.11	0.13
Net realized and unrealized gain (loss) on investments	0.14	0.07	(0.42)	(0.06)	0.09	0.17
Total from investment operations	0.26	0.23	(0.34)	0.02	0.20	0.30
Distributions to shareholders from:
Net investment income	(0.12)	(0.16)	(0.08)	(0.09)	(0.11)	(0.13)
Total distributions	(0.12)	(0.16)	(0.08)	(0.09)	(0.11)	(0.13)
Net asset value, end of period	$9.88	$9.74	$9.67	$10.09	$10.16	$10.07
Total return[3]	2.67%[4]	2.41%	(3.40)%	0.15%	1.96%	3.03%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$30,065	$36,896	$56,963	$56,284	$53,525	$50,939
Ratio of operating expenses before waiver/reimbursement to average net assets	0.73%[5]	0.69%	0.62%	0.64%[6]	0.63%[6]	0.66%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.55%[5]	0.55%[7]	0.55%[7]	0.55%[6,7]	0.55%[6]	0.55%[6]
Ratio of net investment income to average net assets	2.40%[5]	1.68%	0.84%	0.77%	1.08%	1.33%
Portfolio turnover rate	14%[4]	45%	56%	25%	59%	25%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	This ratio does not include the expenses for any exchange-traded funds and registered investment companies held in the Portfolio.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.55%, 0.55% and 0.55% for the years ended October 31, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.
45

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	High Yield Municipal Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.71	$8.94	$11.09	$10.65	$10.84	$10.16
Income from investment operations:
Net investment income[2]	0.19	0.35	0.28	0.27	0.30	0.31
Net realized and unrealized gain (loss) on investments	0.69	(0.22)	(2.06)	0.44	(0.19)	0.68
Total from investment operations	0.88	0.13	(1.78)	0.71	0.11	0.99
Distributions to shareholders from:
Net investment income	(0.21)	(0.36)	(0.29)	(0.27)	(0.30)	(0.31)
Net realized capital gains	—	—	(0.08)	(0.00)[3]	—	—
Total distributions	(0.21)	(0.36)	(0.37)	(0.27)	(0.30)	(0.31)
Net asset value, end of period	$9.38	$8.71	$8.94	$11.09	$10.65	$10.84
Total return	10.15%[4]	1.26%	(16.42)%[5]	6.68%[5]	1.09%[5]	9.90%[5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$125,970	$155,383	$156,810	$282,512	$232,783	$215,419
Ratio of operating expenses to average net assets	0.98%[6,7]	0.89%[6]	—%	—%	—%	—%
Ratio of operating expenses before waiver/reimbursement to average net assets	—%	—%	0.98%	1.01%	1.02%	1.00%
Ratio of operating expenses after waiver/reimbursement to average net assets	—%	—%	0.96%[8,9]	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	3.97%[7]	3.74%	2.76%	2.40%	2.85%	2.95%
Portfolio turnover rate	23%[4]	25%	28%	19%	28%	27%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	The ratio of operating expenses excluding interest expense was 0.95% for the period ended April 30, 2024 and 0.89% for the year ended October 31, 2023.
[7]	Annualized.
[8]	Effective May 9, 2022, the management fee payable to the Advisor was reduced from 0.65% to 0.57% of the Portfolio’s average daily net assets. See Note 3.
[9]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.95% for the year ended October 31, 2022.
See Notes to Financial Statements.
46

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Automobile Components — 0.7%
40,660	Lear Corp.	$5,117,874
	Automobiles — 1.6%
184,728	General Motors Co.	8,225,938
118,153	Harley-Davidson, Inc.	4,063,281
		12,289,219
	Banks — 2.3%
112,862	Comerica, Inc.	5,662,287
323,123	Regions Financial Corp.	6,226,580
104,710	Wells Fargo & Co.	6,211,397
		18,100,264
	Beverages — 0.8%
102,379	Molson Coors Beverage Co. Class B	5,862,222
	Biotechnology — 4.8%
49,081	Amgen, Inc.	13,445,249
101,080	Gilead Sciences, Inc.	6,590,416
36,842	United Therapeutics Corp.[1]	8,633,186
21,739	Vertex Pharmaceuticals, Inc.[1]	8,539,297
		37,208,148
	Broadline Retail — 2.3%
44,040	Amazon.com, Inc.[1]	7,707,000
192,224	eBay, Inc.	9,907,225
		17,614,225
	Building Products — 2.6%
199,183	Carrier Global Corp.	12,247,762
44,613	Owens Corning	7,504,353
		19,752,115
	Capital Markets — 3.9%
157,506	Bank of New York Mellon Corp.	8,897,514
58,912	CME Group, Inc.	12,350,312
68,742	Intercontinental Exchange, Inc.	8,851,220
		30,099,046
	Chemicals — 0.5%
29,166	PPG Industries, Inc.	3,762,414
	Communications Equipment — 3.5%
53,321	Arista Networks, Inc.[1]	13,680,036
166,296	Cisco Systems, Inc.	7,812,586
34,038	F5, Inc.[1]	5,626,822
		27,119,444
	Consumer Staples Distribution & Retail — 1.2%
177,513	U.S. Foods Holding Corp.[1]	8,920,028
	Containers & Packaging — 1.9%
92,183	Berry Global Group, Inc.	5,221,245
193,862	Graphic Packaging Holding Co.	5,011,333
24,679	Packaging Corp. of America	4,268,973
		14,501,551
	Diversified Telecommunication Services — 1.3%
603,081	AT&T, Inc.	10,186,038
See Notes to Financial Statements.
47

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 1.4%
63,323	Entergy Corp.	$6,754,665
118,997	Exelon Corp.	4,471,907
		11,226,572
	Electrical Equipment — 0.6%
27,055	AMETEK, Inc.	4,725,426
	Electronic Equipment, Instruments & Components — 1.2%
44,446	Jabil, Inc.	5,216,182
29,022	TE Connectivity Ltd.	4,106,033
		9,322,215
	Energy Equipment & Services — 2.0%
322,277	Baker Hughes Co.	10,512,676
139,382	Halliburton Co.	5,222,643
		15,735,319
	Entertainment — 1.4%
43,916	Electronic Arts, Inc.	5,569,427
9,561	Netflix, Inc.[1]	5,264,669
		10,834,096
	Financial Services — 3.9%
39,627	Corpay, Inc.[1]	11,972,902
127,030	PayPal Holdings, Inc.[1]	8,627,878
15,940	Visa, Inc. Class A	4,281,643
387,720	Western Union Co.	5,210,957
		30,093,380
	Food Products — 1.6%
113,352	General Mills, Inc.	7,986,782
115,858	Kraft Heinz Co.	4,473,277
		12,460,059
	Ground Transportation — 0.7%
174,274	CSX Corp.	5,789,382
	Health Care Providers & Services — 5.4%
126,428	Centene Corp.[1]	9,236,830
29,833	Cigna Group	10,651,574
107,690	CVS Health Corp.	7,291,690
28,142	Elevance Health, Inc.	14,875,298
		42,055,392
	Hotel & Resort REITs — 0.5%
195,507	Host Hotels & Resorts, Inc.	3,689,217
	Hotels, Restaurants & Leisure — 1.8%
125,359	Aramark	3,950,062
72,628	Expedia Group, Inc.[1]	9,777,908
		13,727,970
	Household Durables — 0.8%
52,090	Toll Brothers, Inc.	6,204,440
	Household Products — 1.1%
53,825	Procter & Gamble Co.	8,784,240
	Insurance — 2.9%
22,788	Assurant, Inc.	3,974,227
52,471	Hartford Financial Services Group, Inc.	5,083,915
See Notes to Financial Statements.
48

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
35,936	Marsh & McLennan Cos., Inc.	$7,166,717
119,160	Unum Group	6,041,412
		22,266,271
	Interactive Media & Services — 2.7%
88,900	Alphabet, Inc. Class A1	14,471,142
15,707	Meta Platforms, Inc. Class A	6,756,680
		21,227,822
	IT Services — 5.1%
108,888	Akamai Technologies, Inc.[1]	10,990,066
94,782	Amdocs Ltd.	7,960,740
117,231	Cognizant Technology Solutions Corp. Class A	7,699,732
57,275	Okta, Inc.[1]	5,325,430
129,425	Twilio, Inc. Class A1	7,749,969
		39,725,937
	Machinery — 3.5%
61,544	PACCAR, Inc.	6,530,434
27,616	Parker-Hannifin Corp.	15,048,234
21,500	Snap-on, Inc.	5,761,140
		27,339,808
	Media — 3.3%
304,057	Comcast Corp. Class A	11,587,612
283,465	News Corp. Class A	6,746,467
80,580	Omnicom Group, Inc.	7,481,047
		25,815,126
	Metals & Mining — 0.7%
39,346	Steel Dynamics, Inc.	5,119,702
	Multi-Utilities — 2.1%
74,802	DTE Energy Co.	8,252,157
300,486	NiSource, Inc.	8,371,540
		16,623,697
	Oil, Gas & Consumable Fuels — 2.1%
90,786	HF Sinclair Corp.	4,925,141
239,993	Kinder Morgan, Inc.	4,387,072
37,588	Marathon Petroleum Corp.	6,830,491
		16,142,704
	Personal Care Products — 0.5%
195,818	Kenvue, Inc.	3,685,295
	Pharmaceuticals — 2.3%
147,188	Bristol-Myers Squibb Co.	6,467,441
54,033	Johnson & Johnson	7,812,631
138,298	Royalty Pharma PLC Class A	3,830,855
		18,110,927
	Real Estate Management & Development — 0.5%
44,298	CBRE Group, Inc. Class A1	3,849,053
	Semiconductors & Semiconductor Equipment — 6.8%
59,075	Applied Materials, Inc.	11,735,249
23,965	NXP Semiconductors NV	6,139,593
118,631	ON Semiconductor Corp.[1]	8,323,151
71,561	Qorvo, Inc.[1]	8,361,187
See Notes to Financial Statements.
49

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
55,586	QUALCOMM, Inc.	$9,218,938
79,174	Skyworks Solutions, Inc.	8,439,157
		52,217,275
	Software — 7.8%
11,797	Adobe, Inc.[1]	5,460,006
115,832	DocuSign, Inc.[1]	6,556,091
350,337	Dropbox, Inc. Class A1	8,113,805
138,650	Dynatrace, Inc.[1]	6,282,231
218,385	Fortinet, Inc.[1]	13,797,564
486,444	UiPath, Inc. Class A1	9,227,843
16,549	Workday, Inc. Class A1	4,050,037
111,871	Zoom Video Communications, Inc. Class A1	6,835,318
		60,322,895
	Specialized REITs — 2.4%
13,269	Equinix, Inc.	9,435,718
75,889	Lamar Advertising Co. Class A	8,791,741
		18,227,459
	Specialty Retail — 4.2%
168,047	American Eagle Outfitters, Inc.	4,076,820
57,584	Dick’s Sporting Goods, Inc.	11,570,929
60,468	Ross Stores, Inc.	7,833,629
97,916	TJX Cos., Inc.	9,212,917
		32,694,295
	Technology Hardware, Storage & Peripherals — 2.3%
709,260	Hewlett Packard Enterprise Co.	12,057,420
106,421	Pure Storage, Inc. Class A1	5,363,618
		17,421,038
	Textiles, Apparel & Luxury Goods — 0.7%
78,953	Skechers USA, Inc. Class A1	5,214,846
	TOTAL COMMON STOCKS (Cost $599,249,353)	771,184,446
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$2,764,022	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $2,764,144, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $2,825,000, coupon rate of 4.875%, due 4/30/26, market value of $2,819,442)	2,764,022
	TOTAL REPURCHASE AGREEMENT (Cost $2,764,022)	2,764,022
TOTAL INVESTMENTS (Cost $602,013,375)	100.1%	$773,948,468
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(579,509)
NET ASSETS	100.0%	$773,368,959

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
50

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	7.8%	$60,322,895
Semiconductors & Semiconductor Equipment	6.8	52,217,275
Health Care Providers & Services	5.4	42,055,392
IT Services	5.1	39,725,937
Biotechnology	4.8	37,208,148
Specialty Retail	4.2	32,694,295
Capital Markets	3.9	30,099,046
Financial Services	3.9	30,093,380
Machinery	3.5	27,339,808
Communications Equipment	3.5	27,119,444
Media	3.3	25,815,126
Insurance	2.9	22,266,271
Interactive Media & Services	2.7	21,227,822
Building Products	2.6	19,752,115
Specialized REITs	2.4	18,227,459
Pharmaceuticals	2.3	18,110,927
Banks	2.3	18,100,264
Broadline Retail	2.3	17,614,225
Technology Hardware, Storage & Peripherals	2.3	17,421,038
Multi-Utilities	2.1	16,623,697
Oil, Gas & Consumable Fuels	2.1	16,142,704
Energy Equipment & Services	2.0	15,735,319
Containers & Packaging	1.9	14,501,551
Hotels, Restaurants & Leisure	1.8	13,727,970
Food Products	1.6	12,460,059
Automobiles	1.6	12,289,219
Electric Utilities	1.4	11,226,572
Entertainment	1.4	10,834,096
Diversified Telecommunication Services	1.3	10,186,038
Electronic Equipment, Instruments & Components	1.2	9,322,215
Consumer Staples Distribution & Retail	1.2	8,920,028
Household Products	1.1	8,784,240
Household Durables	0.8	6,204,440
Beverages	0.8	5,862,222
Ground Transportation	0.7	5,789,382
Textiles, Apparel & Luxury Goods	0.7	5,214,846
Metals & Mining	0.7	5,119,702
Automobile Components	0.7	5,117,874
Electrical Equipment	0.6	4,725,426
Real Estate Management & Development	0.5	3,849,053
Chemicals	0.5	3,762,414
Hotel & Resort REITs	0.5	3,689,217
Personal Care Products	0.5	3,685,295
TOTAL COMMON STOCKS	99.7%	$771,184,446
REPURCHASE AGREEMENT	0.4	2,764,022
TOTAL INVESTMENTS	100.1%	$773,948,468
See Notes to Financial Statements.
51

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Beverages — 1.8%
428,966	Coca-Cola Co.	$26,497,230
	Biotechnology — 4.1%
26,209	Amgen, Inc.	7,179,694
22,993	Regeneron Pharmaceuticals, Inc.[1]	20,478,945
79,437	Vertex Pharmaceuticals, Inc.[1]	31,203,648
		58,862,287
	Broadline Retail — 2.6%
728,225	eBay, Inc.	37,532,716
	Building Products — 1.9%
88,611	Trane Technologies PLC	28,119,815
	Capital Markets — 0.6%
67,617	Intercontinental Exchange, Inc.	8,706,365
	Chemicals — 1.6%
439,605	Axalta Coating Systems Ltd.[1]	13,821,181
75,560	PPG Industries, Inc.	9,747,240
		23,568,421
	Communications Equipment — 2.9%
161,797	Arista Networks, Inc.[1]	41,510,638
	Consumer Staples Distribution & Retail — 1.0%
192,681	Sysco Corp.	14,320,052
	Electronic Equipment, Instruments & Components — 7.1%
365,185	Amphenol Corp. Class A	44,103,393
134,313	CDW Corp.	32,484,942
222,489	Jabil, Inc.	26,111,309
		102,699,644
	Energy Equipment & Services — 0.6%
214,656	Halliburton Co.	8,043,160
	Entertainment — 3.5%
70,871	Netflix, Inc.[1]	39,024,407
40,040	Spotify Technology SA1	11,228,818
		50,253,225
	Financial Services — 4.9%
113,303	Fiserv, Inc.[1]	17,297,969
247,115	PayPal Holdings, Inc.[1]	16,784,051
137,998	Visa, Inc. Class A	37,067,642
		71,149,662
	Health Care Providers & Services — 4.3%
32,582	Cencora, Inc.	7,788,727
22,192	Cigna Group	7,923,432
57,361	Elevance Health, Inc.	30,319,877
32,403	UnitedHealth Group, Inc.	15,673,331
		61,705,367
	Hotels, Restaurants & Leisure — 3.7%
83,209	Airbnb, Inc. Class A1	13,194,451
7,873	Booking Holdings, Inc.	27,177,832
95,365	Expedia Group, Inc.[1]	12,838,990
		53,211,273
See Notes to Financial Statements.
52

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Durables — 1.7%
88,860	Lennar Corp. Class A	$13,472,953
27,756	TopBuild Corp.[1]	11,232,021
		24,704,974
	Household Products — 0.5%
48,003	Procter & Gamble Co.	7,834,090
	Insurance — 0.7%
52,586	Marsh & McLennan Cos., Inc.	10,487,226
	Interactive Media & Services — 7.7%
256,913	Alphabet, Inc. Class A1	41,820,298
85,555	Meta Platforms, Inc. Class A	36,803,195
968,585	Pinterest, Inc. Class A1	32,399,168
		111,022,661
	IT Services — 5.1%
75,528	Accenture PLC Class A	22,727,130
60,484	Gartner, Inc.[1]	24,955,094
78,307	Okta, Inc.[1]	7,280,985
319,650	Twilio, Inc. Class A1	19,140,642
		74,103,851
	Life Sciences Tools & Services — 2.3%
76,610	IQVIA Holdings, Inc.[1]	17,755,900
38,120	Medpace Holdings, Inc.[1]	14,803,902
		32,559,802
	Machinery — 1.6%
24,751	Caterpillar, Inc.	8,280,942
69,069	Lincoln Electric Holdings, Inc.	15,162,718
		23,443,660
	Oil, Gas & Consumable Fuels — 1.2%
213,910	ONEOK, Inc.	16,924,559
	Professional Services — 1.3%
42,256	Automatic Data Processing, Inc.	10,221,304
69,059	Paychex, Inc.	8,204,900
		18,426,204
	Semiconductors & Semiconductor Equipment — 10.2%
210,762	Applied Materials, Inc.	41,867,871
23,512	KLA Corp.	16,206,587
12,152	Lam Research Corp.	10,868,870
24,121	Monolithic Power Systems, Inc.	16,144,909
34,320	NVIDIA Corp.	29,653,167
224,827	ON Semiconductor Corp.[1]	15,773,862
99,813	QUALCOMM, Inc.	16,553,986
		147,069,252
	Software — 14.3%
32,135	Autodesk, Inc.[1]	6,839,935
296,436	DocuSign, Inc.[1]	16,778,278
492,579	Dynatrace, Inc.[1]	22,318,754
468,920	Fortinet, Inc.[1]	29,626,365
105,627	Microsoft Corp.	41,123,760
108,154	Salesforce, Inc.	29,086,937
32,559	Synopsys, Inc.[1]	17,275,480
1,318,900	UiPath, Inc. Class A1	25,019,533
See Notes to Financial Statements.
53

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
77,204	Workday, Inc. Class A1	$18,894,135
		206,963,177
	Specialized REITs — 0.9%
79,482	American Tower Corp.	13,635,932
	Specialty Retail — 8.6%
180,935	Dick’s Sporting Goods, Inc.	36,357,079
221,697	Ross Stores, Inc.	28,720,846
364,239	TJX Cos., Inc.	34,271,247
86,901	Williams-Sonoma, Inc.	24,921,469
		124,270,641
	Technology Hardware, Storage & Peripherals — 2.8%
80,934	Apple, Inc.	13,785,488
525,964	Pure Storage, Inc. Class A1	26,508,586
		40,294,074
	TOTAL COMMON STOCKS (Cost $1,013,959,451)	1,437,919,958
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$9,251,242	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $9,251,654, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $9,455,200, coupon rate of 4.875%, due 4/30/26, market value of $9,436,460)	9,251,242
	TOTAL REPURCHASE AGREEMENT (Cost $9,251,242)	9,251,242
TOTAL INVESTMENTS (Cost $1,023,210,693)	100.1%	$1,447,171,200
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,292,479)
NET ASSETS	100.0%	$1,445,878,721

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
54

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	14.3%	$206,963,177
Semiconductors & Semiconductor Equipment	10.2	147,069,252
Specialty Retail	8.6	124,270,641
Interactive Media & Services	7.7	111,022,661
Electronic Equipment, Instruments & Components	7.1	102,699,644
IT Services	5.1	74,103,851
Financial Services	4.9	71,149,662
Health Care Providers & Services	4.3	61,705,367
Biotechnology	4.1	58,862,287
Hotels, Restaurants & Leisure	3.7	53,211,273
Entertainment	3.5	50,253,225
Communications Equipment	2.9	41,510,638
Technology Hardware, Storage & Peripherals	2.8	40,294,074
Broadline Retail	2.6	37,532,716
Life Sciences Tools & Services	2.3	32,559,802
Building Products	1.9	28,119,815
Beverages	1.8	26,497,230
Household Durables	1.7	24,704,974
Chemicals	1.6	23,568,421
Machinery	1.6	23,443,660
Professional Services	1.3	18,426,204
Oil, Gas & Consumable Fuels	1.2	16,924,559
Consumer Staples Distribution & Retail	1.0	14,320,052
Specialized REITs	0.9	13,635,932
Insurance	0.7	10,487,226
Capital Markets	0.6	8,706,365
Energy Equipment & Services	0.6	8,043,160
Household Products	0.5	7,834,090
TOTAL COMMON STOCKS	99.5%	$1,437,919,958
REPURCHASE AGREEMENT	0.6	9,251,242
TOTAL INVESTMENTS	100.1%	$1,447,171,200
See Notes to Financial Statements.
55

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Automobile Components — 0.9%
136	Lear Corp.	$17,118
	Automobiles — 0.3%
530	Ford Motor Co.	6,440
	Banks — 6.3%
1,201	Bank of America Corp.	44,449
207	Comerica, Inc.	10,385
163	East West Bancorp, Inc.	12,142
457	Fifth Third Bancorp	16,662
1,828	Regions Financial Corp.	35,226
		118,864
	Beverages — 0.6%
203	Molson Coors Beverage Co. Class B	11,624
	Biotechnology — 3.5%
531	Gilead Sciences, Inc.	34,621
87	United Therapeutics Corp.[1]	20,387
27	Vertex Pharmaceuticals, Inc.[1]	10,606
		65,614
	Broadline Retail — 1.5%
536	eBay, Inc.	27,625
	Building Products — 3.7%
431	Carrier Global Corp.	26,502
241	Fortune Brands Innovations, Inc.	17,617
150	Owens Corning	25,232
		69,351
	Capital Markets — 2.3%
204	CME Group, Inc.	42,767
	Chemicals — 2.3%
341	LyondellBasell Industries NV Class A	34,090
302	Mosaic Co.	9,480
		43,570
	Consumer Finance — 4.9%
289	Capital One Financial Corp.	41,451
1,156	Synchrony Financial	50,841
		92,292
	Consumer Staples Distribution & Retail — 1.4%
477	Kroger Co.	26,416
	Containers & Packaging — 0.9%
247	International Paper Co.	8,630
54	Packaging Corp. of America	9,341
		17,971
	Diversified Consumer Services — 1.0%
400	H&R Block, Inc.	18,892
	Diversified Telecommunication Services — 2.3%
1,352	AT&T, Inc.	22,836
523	Verizon Communications, Inc.	20,653
		43,489
	Electric Utilities — 2.7%
381	Entergy Corp.	40,641
See Notes to Financial Statements.
56

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
170	Eversource Energy	$10,306
		50,947
	Energy Equipment & Services — 1.4%
828	Baker Hughes Co.	27,009
	Financial Services — 3.1%
1,290	MGIC Investment Corp.	26,161
250	Voya Financial, Inc.	17,040
1,214	Western Union Co.	16,316
		59,517
	Food Products — 2.7%
131	Bunge Global SA	13,330
261	General Mills, Inc.	18,390
488	Kraft Heinz Co.	18,842
		50,562
	Gas Utilities — 1.1%
172	Atmos Energy Corp.	20,279
	Ground Transportation — 1.3%
745	CSX Corp.	24,749
	Health Care Providers & Services — 7.0%
494	Centene Corp.[1]	36,092
86	Cigna Group	30,705
454	CVS Health Corp.	30,740
67	Elevance Health, Inc.	35,415
		132,952
	Hotels, Restaurants & Leisure — 0.6%
86	Expedia Group, Inc.[1]	11,578
	Household Durables — 1.4%
225	Toll Brothers, Inc.	26,800
	Household Products — 1.9%
218	Procter & Gamble Co.	35,578
	Independent Power & Renewable Electricity Producer — 0.9%
931	AES Corp.	16,665
	Insurance — 4.5%
154	American International Group, Inc.	11,598
334	Fidelity National Financial, Inc.	16,533
386	Hartford Financial Services Group, Inc.	37,399
391	Unum Group	19,824
		85,354
	IT Services — 2.6%
194	Akamai Technologies, Inc.[1]	19,580
144	Amdocs Ltd.	12,095
264	Cognizant Technology Solutions Corp. Class A	17,339
		49,014
	Machinery — 6.0%
137	Caterpillar, Inc.	45,836
235	PACCAR, Inc.	24,936
39	Parker-Hannifin Corp.	21,251
See Notes to Financial Statements.
57

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
81	Snap-on, Inc.	$21,705
		113,728
	Media — 3.2%
1,039	Comcast Corp. Class A	39,596
659	Fox Corp. Class A	20,436
		60,032
	Metals & Mining — 2.2%
129	Nucor Corp.	21,740
73	Reliance, Inc.	20,785
		42,525
	Multi-Utilities — 1.0%
669	NiSource, Inc.	18,638
	Oil, Gas & Consumable Fuels — 6.6%
270	Exxon Mobil Corp.	31,933
262	Marathon Petroleum Corp.	47,611
155	Phillips 66	22,197
140	Valero Energy Corp.	22,382
		124,123
	Personal Care Products — 0.9%
880	Kenvue, Inc.	16,562
	Pharmaceuticals — 4.1%
706	Bristol-Myers Squibb Co.	31,022
496	Perrigo Co. PLC	16,199
480	Pfizer, Inc.	12,297
667	Royalty Pharma PLC Class A	18,476
		77,994
	Real Estate Management & Development — 0.5%
103	CBRE Group, Inc. Class A1	8,950
	Residential REITs — 0.5%
277	American Homes 4 Rent Class A	9,917
	Retail REITs — 1.6%
548	Realty Income Corp. REIT	29,340
	Semiconductors & Semiconductor Equipment — 4.2%
222	Applied Materials, Inc.	44,100
200	Qorvo, Inc.[1]	23,368
68	QUALCOMM, Inc.	11,278
		78,746
	Software — 0.6%
200	Zoom Video Communications, Inc. Class A1	12,220
	Specialized REITs — 2.0%
12	Equinix, Inc.	8,533
1,058	VICI Properties, Inc.	30,206
		38,739
	Specialty Retail — 0.9%
81	Dick’s Sporting Goods, Inc.	16,276
	Technology Hardware, Storage & Peripherals — 2.0%
2,207	Hewlett Packard Enterprise Co.	37,519
See Notes to Financial Statements.
58

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 0.5%
169	Core & Main, Inc. Class A1	$9,543
	TOTAL COMMON STOCKS (Cost $1,534,411)	1,887,889
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$11,515	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $11,515, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $11,800, coupon rate of 4.875%, due 4/30/26, market value of $11,808)	11,515
	TOTAL REPURCHASE AGREEMENT (Cost $11,515)	11,515
TOTAL INVESTMENTS (Cost $1,545,926)	100.5%	$1,899,404
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(9,626)
NET ASSETS	100.0%	$1,889,778

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
59

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Health Care Providers & Services	7.0%	$132,952
Oil, Gas & Consumable Fuels	6.6	124,123
Banks	6.3	118,864
Machinery	6.0	113,728
Consumer Finance	4.9	92,292
Insurance	4.5	85,354
Semiconductors & Semiconductor Equipment	4.2	78,746
Pharmaceuticals	4.1	77,994
Building Products	3.7	69,351
Biotechnology	3.5	65,614
Media	3.2	60,032
Financial Services	3.1	59,517
Electric Utilities	2.7	50,947
Food Products	2.7	50,562
IT Services	2.6	49,014
Chemicals	2.3	43,570
Diversified Telecommunication Services	2.3	43,489
Capital Markets	2.3	42,767
Metals & Mining	2.2	42,525
Specialized REITs	2.0	38,739
Technology Hardware, Storage & Peripherals	2.0	37,519
Household Products	1.9	35,578
Retail REITs	1.6	29,340
Broadline Retail	1.5	27,625
Energy Equipment & Services	1.4	27,009
Household Durables	1.4	26,800
Consumer Staples Distribution & Retail	1.4	26,416
Ground Transportation	1.3	24,749
Gas Utilities	1.1	20,279
Diversified Consumer Services	1.0	18,892
Multi-Utilities	1.0	18,638
Containers & Packaging	0.9	17,971
Automobile Components	0.9	17,118
Independent Power & Renewable Electricity Producer	0.9	16,665
Personal Care Products	0.9	16,562
Specialty Retail	0.9	16,276
Software	0.6	12,220
Beverages	0.6	11,624
Hotels, Restaurants & Leisure	0.6	11,578
Residential REITs	0.5	9,917
Trading Companies & Distributors	0.5	9,543
Real Estate Management & Development	0.5	8,950
Automobiles	0.3	6,440
TOTAL COMMON STOCKS	99.9%	$1,887,889
REPURCHASE AGREEMENT	0.6	11,515
TOTAL INVESTMENTS	100.5%	$1,899,404
See Notes to Financial Statements.
60

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 1.3%
145	Moog, Inc. Class A	$23,065
	Automobile Components — 2.0%
384	Modine Manufacturing Co.[1]	35,570
	Banks — 7.8%
381	Bancorp, Inc.[1]	11,407
304	Byline Bancorp, Inc.	6,588
519	Central Pacific Financial Corp.	10,349
363	Customers Bancorp, Inc.[1]	16,578
866	First BanCorp	14,938
378	Midland States Bancorp, Inc.	8,278
478	OFG Bancorp	17,261
474	Peoples Bancorp, Inc.	13,765
711	Premier Financial Corp.	13,779
206	UMB Financial Corp.	16,410
238	WSFS Financial Corp.	10,170
		139,523
	Biotechnology — 4.1%
1,500	Alector, Inc.[1]	7,620
1,616	CareDx, Inc.[1]	12,540
693	iTeos Therapeutics, Inc.[1]	7,443
1,588	Relay Therapeutics, Inc.[1]	10,354
918	Sage Therapeutics, Inc.[1]	12,797
2,228	Sutro Biopharma, Inc.[1]	7,564
1,871	Zymeworks, Inc.[1]	16,053
		74,371
	Building Products — 1.5%
337	Quanex Building Products Corp.	11,195
838	Resideo Technologies, Inc.[1]	16,366
		27,561
	Chemicals — 1.7%
121	Innospec, Inc.	14,520
208	Minerals Technologies, Inc.	15,161
		29,681
	Commercial Services & Supplies — 2.1%
934	CoreCivic, Inc.[1]	13,917
1,550	Interface, Inc.	23,699
		37,616
	Communications Equipment — 1.4%
489	Digi International, Inc.[1]	14,993
2,286	Infinera Corp.[1]	11,018
		26,011
	Construction & Engineering — 2.5%
203	Primoris Services Corp.	9,460
342	Sterling Infrastructure, Inc.[1]	34,747
		44,207
	Consumer Finance — 1.1%
1,789	EZCORP, Inc. Class A1	19,643
	Consumer Staples Distribution & Retail — 0.4%
146	Andersons, Inc.	8,021
See Notes to Financial Statements.
61

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Containers & Packaging — 0.8%
238	Greif, Inc. Class A	$14,585
	Diversified Consumer Services — 2.7%
312	Adtalem Global Education, Inc.[1]	15,481
243	Frontdoor, Inc.[1]	7,458
375	Stride, Inc.[1]	25,031
		47,970
	Diversified REITs — 0.4%
291	Essential Properties Realty Trust, Inc. REIT	7,665
	Diversified Telecommunication Services — 0.5%
1,222	Liberty Latin America Ltd. Class C1	9,214
	Electric Utilities — 0.7%
221	ALLETE, Inc.	13,088
	Electronic Equipment, Instruments & Components — 4.1%
494	Benchmark Electronics, Inc.	14,924
198	ePlus, Inc.[1]	15,222
191	Itron, Inc.[1]	17,595
1,146	Mirion Technologies, Inc.[1]	12,457
230	Sanmina Corp.[1]	13,954
		74,152
	Energy Equipment & Services — 1.1%
887	Liberty Energy, Inc.	19,514
	Financial Services — 4.0%
459	A-Mark Precious Metals, Inc.[2]	18,392
502	Enact Holdings, Inc.	14,924
1	Paysafe Ltd.[1]	14
540	Radian Group, Inc.	16,130
1,383	StoneCo Ltd. Class A1	21,575
		71,035
	Food Products — 0.7%
1,102	Dole PLC	13,411
	Gas Utilities — 0.6%
186	Spire, Inc.	11,493
	Ground Transportation — 0.7%
666	RXO, Inc.[1]	12,594
	Health Care Equipment & Supplies — 2.5%
372	Avanos Medical, Inc.[1]	6,726
4,012	Cerus Corp.[1]	6,700
674	Orthofix Medical, Inc.[1]	8,762
972	Tactile Systems Technology, Inc.[1]	13,385
609	Varex Imaging Corp.[1]	9,896
		45,469
	Health Care Providers & Services — 2.5%
707	Castle Biosciences, Inc.[1]	14,911
938	PetIQ, Inc.[1]	15,308
712	Premier, Inc. Class A	14,866
		45,085
	Health Care Technology — 0.6%
1,700	Health Catalyst, Inc.[1]	10,574
See Notes to Financial Statements.
62

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotel & Resort REITs — 1.9%
1,133	RLJ Lodging Trust	$12,463
651	Sunstone Hotel Investors, Inc.	6,640
1,108	Xenia Hotels & Resorts, Inc. REIT	15,368
		34,471
	Hotels, Restaurants & Leisure — 0.8%
611	Accel Entertainment, Inc.[1]	6,562
361	International Game Technology PLC	7,126
		13,688
	Household Durables — 2.7%
357	Beazer Homes USA, Inc.[1]	10,007
629	Tri Pointe Homes, Inc.[1]	23,179
258	Worthington Enterprises, Inc.	14,747
		47,933
	Household Products — 1.3%
435	Central Garden & Pet Co. Class A1	15,412
270	Energizer Holdings, Inc.	7,754
		23,166
	Industrial REITs — 0.9%
61	EastGroup Properties, Inc.	9,477
181	STAG Industrial, Inc.	6,225
		15,702
	Insurance — 1.8%
870	Fidelis Insurance Holdings Ltd.	16,165
1,173	Hamilton Insurance Group, Ltd. Class B1	15,929
		32,094
	Interactive Media & Service — 0.6%
3,245	Vimeo, Inc.[1]	11,650
	IT Services — 0.9%
710	Hackett Group, Inc.	15,400
	Life Sciences Tools & Services — 1.3%
4,431	Pacific Biosciences of California, Inc.[1,2]	7,311
1,033	Quanterix Corp.[1]	16,652
		23,963
	Machinery — 3.4%
174	Columbus McKinnon Corp.	7,181
966	Mueller Water Products, Inc. Class A	15,301
150	Tennant Co.	17,472
254	Terex Corp.	14,237
274	Wabash National Corp.	6,332
		60,523
	Marine Transportation — 0.5%
750	Costamare, Inc.	8,985
	Metals & Mining — 3.3%
420	Commercial Metals Co.	22,571
737	Metallus, Inc.[1]	15,153
351	Olympic Steel, Inc.	22,313
		60,037
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — 2.3%
436	Avista Corp.	$15,687
176	Black Hills Corp.	9,663
305	Northwestern Energy Group, Inc.	15,384
		40,734
	Oil, Gas & Consumable Fuels — 6.6%
848	Ardmore Shipping Corp.	14,204
958	Excelerate Energy, Inc. Class A	16,152
590	Par Pacific Holdings, Inc.[1]	18,172
396	PBF Energy, Inc. Class A	21,095
134	Scorpio Tankers, Inc.	9,428
572	Teekay Tankers Ltd. Class A	33,331
288	World Kinect Corp.	6,768
		119,150
	Pharmaceuticals — 3.3%
4,365	Amneal Pharmaceuticals, Inc.[1]	26,408
513	Collegium Pharmaceutical, Inc.[1]	18,945
4,626	Nuvation Bio, Inc.[1]	13,832
		59,185
	Professional Services — 1.3%
490	Kelly Services, Inc. Class A	11,241
202	Korn Ferry	12,265
		23,506
	Real Estate Management & Development — 0.7%
1,236	Cushman & Wakefield PLC[1]	11,927
	Retail REITs — 1.4%
817	Acadia Realty Trust	14,118
649	Urban Edge Properties REIT	10,858
		24,976
	Semiconductors & Semiconductor Equipment — 2.8%
957	Photronics, Inc.[1]	26,231
425	SMART Global Holdings, Inc.[1]	7,765
450	Veeco Instruments, Inc.[1]	15,903
		49,899
	Software — 5.6%
111	BlackLine, Inc.[1]	6,443
285	Everbridge, Inc.[1]	9,904
159	InterDigital, Inc.	15,698
341	LiveRamp Holdings, Inc.[1]	10,949
107	Progress Software Corp.	5,331
499	Q2 Holdings, Inc.[1]	25,644
1,162	SolarWinds Corp.	12,805
2,659	Yext, Inc.[1]	14,598
		101,372
	Specialized REITs — 0.9%
981	Outfront Media, Inc.	15,559
	Specialty Retail — 3.6%
293	Abercrombie & Fitch Co. Class A1	35,605
627	Guess?, Inc.	16,791
300	Urban Outfitters, Inc.[1]	11,688
		64,084
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 3.8%
1,476	DNOW, Inc.[1]	$20,827
164	GMS, Inc.[1]	15,173
946	MRC Global, Inc.[1]	10,624
322	Rush Enterprises, Inc. Class A	14,142
44	WESCO International, Inc.	6,721
		67,487
	TOTAL COMMON STOCKS (Cost $1,370,045)	1,786,609
Face Amount
REPURCHASE AGREEMENT* — 1.0%
$18,889	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $18,890, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $19,400, coupon rate of 4.875%, due 4/30/26, market value of $19,457)	18,889
	TOTAL REPURCHASE AGREEMENT (Cost $18,889)	18,889
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.3%
22,953	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%[3]	22,953
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $22,953)	22,953
TOTAL INVESTMENTS (Cost $1,411,887)	101.8%	$1,828,451
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(32,984)
NET ASSETS	100.0%	$1,795,467

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2024.
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	7.8%	$139,523
Oil, Gas & Consumable Fuels	6.6	119,150
Software	5.6	101,372
Biotechnology	4.1	74,371
Electronic Equipment, Instruments & Components	4.1	74,152
Financial Services	4.0	71,035
Trading Companies & Distributors	3.8	67,487
Specialty Retail	3.6	64,084
Machinery	3.4	60,523
Metals & Mining	3.3	60,037
Pharmaceuticals	3.3	59,185
Semiconductors & Semiconductor Equipment	2.8	49,899
Diversified Consumer Services	2.7	47,970
Household Durables	2.7	47,933
Health Care Equipment & Supplies	2.5	45,469
Health Care Providers & Services	2.5	45,085
Construction & Engineering	2.5	44,207
Multi-Utilities	2.3	40,734
Commercial Services & Supplies	2.1	37,616
Automobile Components	2.0	35,570
Hotel & Resort REITs	1.9	34,471
Insurance	1.8	32,094
Chemicals	1.7	29,681
Building Products	1.5	27,561
Communications Equipment	1.4	26,011
Retail REITs	1.4	24,976
Life Sciences Tools & Services	1.3	23,963
Professional Services	1.3	23,506
Household Products	1.3	23,166
Aerospace & Defense	1.3	23,065
Consumer Finance	1.1	19,643
Energy Equipment & Services	1.1	19,514
Industrial REITs	0.9	15,702
Specialized REITs	0.9	15,559
IT Services	0.9	15,400
Containers & Packaging	0.8	14,585
Hotels, Restaurants & Leisure	0.8	13,688
Food Products	0.7	13,411
Electric Utilities	0.7	13,088
Ground Transportation	0.7	12,594
Real Estate Management & Development	0.7	11,927
Interactive Media & Service	0.6	11,650
Gas Utilities	0.6	11,493
Health Care Technology	0.6	10,574
Diversified Telecommunication Services	0.5	9,214
Marine Transportation	0.5	8,985
Consumer Staples Distribution & Retail	0.4	8,021
Diversified REITs	0.4	7,665
TOTAL COMMON STOCKS	99.5%	$1,786,609
REPURCHASE AGREEMENT	1.0	18,889
INVESTMENT OF SECURITY LENDING COLLATERAL	1.3	22,953
TOTAL INVESTMENTS	101.8%	$1,828,451
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 95.8%
	Japan — 21.3%
11,300	Brother Industries Ltd.	$200,758
3,200	Daito Trust Construction Co. Ltd.	343,201
48,600	Honda Motor Co. Ltd.	558,369
27,800	Inpex Corp.	421,720
17,600	Japan Tobacco, Inc.	473,715
8,200	KDDI Corp.	228,767
8,500	Kirin Holdings Co. Ltd.	123,985
22,300	Kyowa Kirin Co. Ltd.	374,554
26,700	Marubeni Corp.	478,083
17,000	Nippon Paint Holdings Co. Ltd.	109,460
5,300	Nitto Denko Corp.[1]	439,216
25,100	Ono Pharmaceutical Co. Ltd.[1]	362,221
22,000	Panasonic Holdings Corp.	192,778
22,700	Renesas Electronics Corp.	378,321
3,300	SCREEN Holdings Co. Ltd.	347,126
5,500	Sekisui House Ltd.	126,450
10,400	Subaru Corp.	232,906
5,500	Sumitomo Corp.[1]	144,897
		5,536,527
	United Kingdom — 12.5%
28,000	BAE Systems PLC	466,382
12,500	British American Tobacco PLC	367,212
233,000	Centrica PLC[1]	372,520
23,783	GSK PLC	497,183
48,200	HSBC Holdings PLC	418,948
11,100	Imperial Brands PLC	253,613
646,900	Lloyds Banking Group PLC	419,525
9,727	Mondi PLC	184,625
1,200	Next PLC	135,071
25,600	Rolls-Royce Holdings PLC[2]	132,145
		3,247,224
	France — 11.8%
7,700	Accor SA	339,463
1,300	Capgemini SE	274,559
5,100	Cie de Saint-Gobain SA	406,354
10,100	Cie Generale des Etablissements Michelin SCA	389,974
3,700	Eiffage SA	396,049
24,000	Engie SA2	416,720
4,195	Publicis Groupe SA	464,927
2,700	Renault SA	134,679
1,100	Sodexo SA	95,968
1,300	Vinci SA	152,956
		3,071,649
	Canada — 10.1%
8,100	Canadian Imperial Bank of Commerce	378,096
1,000	Canadian National Railway Co.	121,374
3,600	CGI, Inc.[2]	364,772
4,700	Dollarama, Inc.	392,074
7,400	Great-West Lifeco, Inc.	218,831
18,700	Manulife Financial Corp.	436,173
5,500	Sun Life Financial, Inc.	280,823
11,600	Suncor Energy, Inc.	442,631
		2,634,774
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Australia — 6.3%
15,400	Ampol Ltd.	$367,221
40,000	Brambles Ltd.	378,833
2,400	Cochlear Ltd.	505,440
44,100	GPT Group REIT[1]	120,557
12,300	Orica Ltd.	144,220
11,200	QBE Insurance Group Ltd.	128,637
		1,644,908
	Germany — 5.8%
5,200	Bechtle AG	251,390
4,700	Daimler Truck Holding AG	212,220
25,600	Deutsche Bank AG	410,078
5,700	Deutsche Telekom AG	130,725
1,550	Heidelberg Materials AG	156,550
800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	351,920
		1,512,883
	Switzerland — 4.4%
4,700	Holcim AG	394,611
4,400	Logitech International SA	344,916
4,200	Novartis AG	406,864
		1,146,391
	Denmark — 3.6%
2,800	Demant AS2	134,774
3,400	Novo Nordisk AS Class B	439,102
2,400	Pandora AS	367,268
		941,144
	Netherlands — 3.4%
17,200	ING Groep NV	272,805
11,700	Koninklijke Ahold Delhaize NV	355,109
70,000	Koninklijke KPN NV	254,591
		882,505
	Spain — 2.8%
14,400	Banco Bilbao Vizcaya Argentaria SA	156,366
22,417	Iberdrola SA	275,359
6,600	Industria de Diseno Textil SA	301,815
		733,540
	Sweden — 2.8%
4,800	Assa Abloy AB Class B	128,489
23,000	Volvo AB Class B	591,467
		719,956
	Portugal — 2.5%
30,000	Galp Energia SGPS SA	646,724
	Singapore — 2.3%
10,560	DBS Group Holdings Ltd.	269,986
47,400	Singapore Exchange Ltd.	325,016
		595,002
	United States — 2.1%
7,000	CRH PLC	541,940
	Italy — 1.7%
120,000	Intesa Sanpaolo SpA	451,554
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Austria — 1.3%
7,200	Erste Group Bank AG	$337,090
	Ireland — 0.7%
5,000	James Hardie Industries PLC[2]	175,586
	Israel — 0.4%
20,500	Israel Discount Bank Ltd. Class A	105,633
	TOTAL COMMON STOCKS (Cost $21,171,077)	24,925,030
PREFERRED STOCKS* — 1.6%
	Germany — 1.6%
5,100	Henkel AG & Co. KGaA	405,265
	TOTAL PREFERRED STOCKS (Cost $397,447)	405,265
Face Amount
REPURCHASE AGREEMENT*—0.5%
$139,208	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $139,215, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $142,300, coupon rate of 4.875%, due 4/30/26, market value of $142,040)	139,208
	TOTAL REPURCHASE AGREEMENT (Cost $139,208)	139,208
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.2%
846,515	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%[3]	846,515
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $846,515)	846,515
TOTAL INVESTMENTS (Cost $22,554,247)	101.1%	$26,316,018
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(295,257)
NET ASSETS	100.0%	$26,020,761

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2024.
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	10.6%	$2,810,003
Pharmaceuticals	8.0	2,079,924
Oil, Gas & Consumable Fuels	7.2	1,878,296
Insurance	5.4	1,416,384
Construction Materials	4.9	1,268,687
Tobacco	4.2	1,094,540
Automobiles	3.6	925,954
IT Services	3.4	890,721
Machinery	3.1	803,687
Multi-Utilities	3.1	789,240
Capital Markets	2.9	735,094
Semiconductors & Semiconductor Equipment	2.8	725,447
Chemicals	2.6	692,896
Health Care Equipment & Supplies	2.4	640,214
Trading Companies & Distributors	2.4	622,980
Aerospace & Defense	2.3	598,527
Construction & Engineering	2.1	549,005
Technology Hardware, Storage & Peripherals	2.1	545,674
Building Products	2.1	534,843
Broadline Retail	2.0	527,145
Media	1.8	464,927
Hotels, Restaurants & Leisure	1.7	435,431
Household Products	1.6	405,265
Automobile Components	1.5	389,974
Diversified Telecommunication Services	1.5	385,316
Commercial Services & Supplies	1.5	378,833
Textiles, Apparel & Luxury Goods	1.4	367,268
Consumer Staples Distribution & Retail	1.4	355,109
Real Estate Management & Development	1.3	343,201
Household Durables	1.2	319,228
Specialty Retail	1.2	301,815
Electric Utilities	1.0	275,359
Wireless Telecommunication Services	0.9	228,767
Paper & Forest Products	0.7	184,625
Beverages	0.5	123,985
Ground Transportation	0.5	121,374
Diversified REITs	0.5	120,557
TOTAL COMMON STOCKS	97.4%	$25,330,295
REPURCHASE AGREEMENT	0.5	139,208
INVESTMENT OF SECURITY LENDING COLLATERAL	3.2	846,515
TOTAL INVESTMENTS	101.1%	$26,316,018
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Automobile Components — 0.5%
855	Lear Corp.	$107,619
	Automobiles — 1.3%
3,218	General Motors Co.	143,297
4,325	Harley-Davidson, Inc.	148,737
		292,034
	Banks — 2.5%
4,041	Bank of America Corp.	149,557
7,114	Citigroup, Inc.	436,302
		585,859
	Beverages — 0.6%
2,302	Molson Coors Beverage Co. Class B	131,813
	Biotechnology — 3.5%
1,754	Amgen, Inc.	480,491
5,205	Gilead Sciences, Inc.	339,366
		819,857
	Broadline Retail — 0.8%
3,651	eBay, Inc.	188,173
	Building Products — 3.6%
1,698	Fortune Brands Innovations, Inc.	124,124
1,779	Owens Corning	299,246
1,278	Trane Technologies PLC	405,560
		828,930
	Capital Markets — 3.4%
1,789	CME Group, Inc.	375,046
6,886	Nasdaq, Inc.	412,127
		787,173
	Chemicals — 2.1%
2,654	PPG Industries, Inc.	342,366
458	Sherwin-Williams Co.	137,221
		479,587
	Communications Equipment — 1.5%
1,383	Arista Networks, Inc.[1]	354,823
	Consumer Staples Distribution & Retail — 0.8%
140	Casey’s General Stores, Inc.	44,741
2,687	Kroger Co.	148,806
		193,547
	Containers & Packaging — 1.5%
13,017	Graphic Packaging Holding Co.	336,489
	Diversified Telecommunication Services — 1.5%
20,721	AT&T, Inc.	349,978
	Electric Utilities — 1.6%
1,239	Entergy Corp.	132,164
6,176	Exelon Corp.	232,094
		364,258
	Electronic Equipment, Instruments & Components — 3.2%
1,386	Jabil, Inc.	162,661
1,385	Keysight Technologies, Inc.[1]	204,897
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)
2,669	TE Connectivity Ltd.	$377,610
		745,168
	Energy Equipment & Services — 1.6%
11,330	Baker Hughes Co.	369,585
	Entertainment — 1.5%
2,663	Electronic Arts, Inc.	337,722
	Financial Services — 3.8%
424	Corpay, Inc.[1]	128,107
1,200	Fiserv, Inc.[1]	183,204
2,684	PayPal Holdings, Inc.[1]	182,297
28,542	Western Union Co.	383,605
		877,213
	Food Products — 2.3%
7,501	General Mills, Inc.	528,520
	Ground Transportation — 0.9%
6,093	CSX Corp.	202,409
	Health Care Providers & Services — 5.5%
1,352	Cencora, Inc.	323,196
1,276	Cigna Group	455,583
913	Elevance Health, Inc.	482,593
		1,261,372
	Hotels, Restaurants & Leisure — 1.3%
9,433	Aramark	297,234
	Household Durables — 2.1%
4,166	Toll Brothers, Inc.	496,212
	Household Products — 1.8%
3,885	Church & Dwight Co., Inc.	419,153
	Insurance — 2.6%
4,262	Aflac, Inc.	356,516
614	Marsh & McLennan Cos., Inc.	122,450
1,170	Prudential Financial, Inc.	129,262
		608,228
	Interactive Media & Service — 1.9%
2,669	Alphabet, Inc. Class A1	434,460
	IT Services — 3.8%
4,096	Akamai Technologies, Inc.[1]	413,409
1,680	Cognizant Technology Solutions Corp. Class A	110,342
1,664	Okta, Inc.[1]	154,719
3,512	Twilio, Inc. Class A1	210,299
		888,769
	Life Sciences Tools & Services — 0.8%
319	Thermo Fisher Scientific, Inc.	181,422
	Machinery — 1.2%
2,501	PACCAR, Inc.	265,381
	Media — 3.8%
8,960	Comcast Corp. Class A	341,465
3,897	Interpublic Group of Cos., Inc.	118,625
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — (Continued)
4,608	Omnicom Group, Inc.	$427,807
		887,897
	Multi-Utilities — 1.7%
14,114	NiSource, Inc.	393,216
	Oil, Gas & Consumable Fuels — 2.4%
3,105	Marathon Petroleum Corp.	564,241
	Pharmaceuticals — 2.3%
7,588	Bristol-Myers Squibb Co.	333,417
1,429	Johnson & Johnson	206,619
		540,036
	Real Estate Management & Development — 1.5%
4,003	CBRE Group, Inc. Class A1	347,821
	Semiconductors & Semiconductor Equipment — 9.2%
2,222	Applied Materials, Inc.	441,400
244	Lam Research Corp.	218,236
2,071	NXP Semiconductors NV	530,570
836	Onto Innovation, Inc.[1]	155,070
2,464	QUALCOMM, Inc.	408,654
3,556	Skyworks Solutions, Inc.	379,034
		2,132,964
	Software — 8.2%
628	Adobe, Inc.[1]	290,657
1,643	Autodesk, Inc.[1]	349,712
3,300	DocuSign, Inc.[1]	186,780
5,966	Dropbox, Inc. Class A1	138,173
4,526	Fortinet, Inc.[1]	285,953
8,005	Gen Digital, Inc.	161,221
16,261	UiPath, Inc. Class A1	308,471
3,005	Zoom Video Communications, Inc. Class A1	183,605
		1,904,572
	Specialized REITs — 1.5%
320	Equinix, Inc.	227,555
3,700	Weyerhaeuser Co.	111,629
		339,184
	Specialty Retail — 5.5%
2,698	Best Buy Co., Inc.	198,681
2,559	Dick’s Sporting Goods, Inc.	514,205
1,392	Ross Stores, Inc.	180,333
3,963	TJX Cos., Inc.	372,879
		1,266,098
	Technology Hardware, Storage & Peripherals — 2.2%
21,385	Hewlett Packard Enterprise Co.	363,545
1,520	NetApp, Inc.	155,359
		518,904
	Trading Companies & Distributors — 2.1%
2,359	Ferguson PLC	495,154
	TOTAL COMMON STOCKS (Cost $18,908,891)	23,123,075
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
TOTAL INVESTMENTS (Cost $18,908,891)	99.9%	$23,123,075
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	32,826
NET ASSETS	100.0%	$23,155,901

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Semiconductors & Semiconductor Equipment	9.2%	$2,132,964
Software	8.2	1,904,572
Specialty Retail	5.5	1,266,098
Health Care Providers & Services	5.5	1,261,372
IT Services	3.8	888,769
Media	3.8	887,897
Financial Services	3.8	877,213
Building Products	3.6	828,930
Biotechnology	3.5	819,857
Capital Markets	3.4	787,173
Electronic Equipment, Instruments & Components	3.2	745,168
Insurance	2.6	608,228
Banks	2.5	585,859
Oil, Gas & Consumable Fuels	2.4	564,241
Pharmaceuticals	2.3	540,036
Food Products	2.3	528,520
Technology Hardware, Storage & Peripherals	2.2	518,904
Household Durables	2.1	496,212
Trading Companies & Distributors	2.1	495,154
Chemicals	2.1	479,587
Interactive Media & Service	1.9	434,460
Household Products	1.8	419,153
Multi-Utilities	1.7	393,216
Energy Equipment & Services	1.6	369,585
Electric Utilities	1.6	364,258
Communications Equipment	1.5	354,823
Diversified Telecommunication Services	1.5	349,978
Real Estate Management & Development	1.5	347,821
Specialized REITs	1.5	339,184
Entertainment	1.5	337,722
Containers & Packaging	1.5	336,489
Hotels, Restaurants & Leisure	1.3	297,234
Automobiles	1.3	292,034
Machinery	1.2	265,381
Ground Transportation	0.9	202,409
Consumer Staples Distribution & Retail	0.8	193,547
Broadline Retail	0.8	188,173
Life Sciences Tools & Services	0.8	181,422
Beverages	0.6	131,813
Automobile Components	0.5	107,619
TOTAL COMMON STOCKS	99.9%	$23,123,075
TOTAL INVESTMENTS	99.9%	$23,123,075
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Automobile Components — 1.9%
3,188	Lear Corp.	$401,274
	Banks — 2.8%
11,438	Bank of America Corp.	423,320
2,359	Citigroup, Inc.	144,678
		567,998
	Beverages — 0.9%
2,885	Coca-Cola Co.	178,206
	Biotechnology — 5.0%
2,148	AbbVie, Inc.	349,351
1,592	Gilead Sciences, Inc.	103,798
552	United Therapeutics Corp.[1]	129,350
1,126	Vertex Pharmaceuticals, Inc.[1]	442,304
		1,024,803
	Broadline Retail — 2.5%
10,037	eBay, Inc.	517,307
	Building Products — 3.7%
2,030	Carrier Global Corp.	124,825
1,992	Trane Technologies PLC	632,141
		756,966
	Capital Markets — 4.8%
8,126	Bank of New York Mellon Corp.	459,038
2,550	CME Group, Inc.	534,582
		993,620
	Chemicals — 1.6%
1,908	Dow, Inc.	108,565
2,490	International Flavors & Fragrances, Inc.	210,779
		319,344
	Communications Equipment — 4.6%
1,615	Arista Networks, Inc.[1]	414,345
11,288	Cisco Systems, Inc.	530,310
		944,655
	Consumer Staples Distribution & Retail — 0.5%
1,378	Sysco Corp.	102,413
	Containers & Packaging — 1.7%
13,373	Graphic Packaging Holding Co.	345,692
	Diversified Telecommunication Services — 0.9%
10,805	AT&T, Inc.	182,496
	Electric Utilities — 1.6%
1,052	Entergy Corp.	112,217
5,703	Exelon Corp.	214,319
		326,536
	Electrical Equipment — 2.7%
7,849	nVent Electric PLC	565,677
	Electronic Equipment, Instruments & Components — 2.0%
2,828	Keysight Technologies, Inc.[1]	418,374
	Energy Equipment & Services — 0.5%
3,219	Baker Hughes Co.	105,004
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — 0.5%
835	Electronic Arts, Inc.	$105,895
	Financial Services — 2.5%
7,685	PayPal Holdings, Inc.[1]	521,965
	Food Products — 2.0%
2,372	General Mills, Inc.	167,131
6,327	Kraft Heinz Co.	244,286
		411,417
	Health Care Providers & Services — 6.3%
4,921	Centene Corp.[1]	359,528
611	Cigna Group	218,152
3,090	CVS Health Corp.	209,224
959	Elevance Health, Inc.	506,908
		1,293,812
	Hotel & Resort REITs — 1.4%
15,613	Host Hotels & Resorts, Inc.	294,617
	Hotels, Restaurants & Leisure — 1.6%
2,438	Expedia Group, Inc.[1]	328,228
	Household Durables — 0.8%
391	TopBuild Corp.[1]	158,226
	Household Products — 1.2%
1,455	Procter & Gamble Co.	237,456
	Insurance — 2.9%
3,016	American International Group, Inc.	227,135
675	Reinsurance Group of America, Inc.	126,218
4,600	Unum Group	233,220
		586,573
	Interactive Media & Service — 1.7%
830	Meta Platforms, Inc. Class A	357,041
	IT Services — 1.0%
3,475	Twilio, Inc. Class A1	208,083
	Machinery — 0.9%
330	Parker-Hannifin Corp.	179,820
	Media — 5.1%
2,719	Comcast Corp. Class A	103,621
6,681	Interpublic Group of Cos., Inc.	203,370
15,078	News Corp. Class A	358,856
4,063	Omnicom Group, Inc.	377,209
		1,043,056
	Multi-Utilities — 1.6%
12,045	NiSource, Inc.	335,574
	Oil, Gas & Consumable Fuels — 4.0%
1,584	Chevron Corp.	255,451
9,757	Kinder Morgan, Inc.	178,358
4,959	Ovintiv, Inc.	254,496
817	Valero Energy Corp.	130,614
		818,919
See Notes to Financial Statements.
77

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Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 1.8%
6,391	Bristol-Myers Squibb Co.	$280,820
691	Johnson & Johnson	99,912
		380,732
	Professional Services — 0.5%
445	Automatic Data Processing, Inc.	107,641
	Real Estate Management & Development — 0.6%
1,347	CoStar Group, Inc.[1]	123,291
	Retail REITs — 0.9%
7,988	Brixmor Property Group, Inc. REIT	176,535
	Semiconductors & Semiconductor Equipment — 5.1%
2,207	Applied Materials, Inc.	438,421
3,677	QUALCOMM, Inc.	609,830
		1,048,251
	Software — 11.2%
2,170	Autodesk, Inc.[1]	461,884
5,108	DocuSign, Inc.[1]	289,113
13,279	Dropbox, Inc. Class A1	307,542
6,331	Dynatrace, Inc.[1]	286,858
5,204	Nutanix, Inc. Class A1	315,883
1,084	Salesforce, Inc.	291,531
5,826	Zoom Video Communications, Inc. Class A1	355,968
		2,308,779
	Specialty Retail — 4.5%
3,407	Bath & Body Works, Inc.	154,746
822	Dick’s Sporting Goods, Inc.	165,173
864	Ross Stores, Inc.	111,931
5,305	TJX Cos., Inc.	499,147
		930,997
	Technology Hardware, Storage & Peripherals — 2.5%
30,428	Hewlett Packard Enterprise Co.	517,276
	Textiles, Apparel & Luxury Goods — 1.4%
2,643	PVH Corp.	287,558
	TOTAL COMMON STOCKS (Cost $16,933,209)	20,512,107
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$41,714	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $41,715, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $42,700, coupon rate of 4.875%, due 4/30/26, market value of $42,682)	41,714
	TOTAL REPURCHASE AGREEMENT (Cost $41,714)	41,714
See Notes to Financial Statements.
78

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $16,974,923)	99.9%	$20,553,821
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	20,621
NET ASSETS	100.0%	$20,574,442

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
79

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	11.2%	$2,308,779
Health Care Providers & Services	6.3	1,293,812
Semiconductors & Semiconductor Equipment	5.1	1,048,251
Media	5.1	1,043,056
Biotechnology	5.0	1,024,803
Capital Markets	4.8	993,620
Communications Equipment	4.6	944,655
Specialty Retail	4.5	930,997
Oil, Gas & Consumable Fuels	4.0	818,919
Building Products	3.7	756,966
Insurance	2.9	586,573
Banks	2.8	567,998
Electrical Equipment	2.7	565,677
Financial Services	2.5	521,965
Broadline Retail	2.5	517,307
Technology Hardware, Storage & Peripherals	2.5	517,276
Electronic Equipment, Instruments & Components	2.0	418,374
Food Products	2.0	411,417
Automobile Components	1.9	401,274
Pharmaceuticals	1.8	380,732
Interactive Media & Service	1.7	357,041
Containers & Packaging	1.7	345,692
Multi-Utilities	1.6	335,574
Hotels, Restaurants & Leisure	1.6	328,228
Electric Utilities	1.6	326,536
Chemicals	1.6	319,344
Hotel & Resort REITs	1.4	294,617
Textiles, Apparel & Luxury Goods	1.4	287,558
Household Products	1.2	237,456
IT Services	1.0	208,083
Diversified Telecommunication Services	0.9	182,496
Machinery	0.9	179,820
Beverages	0.9	178,206
Retail REITs	0.9	176,535
Household Durables	0.8	158,226
Real Estate Management & Development	0.6	123,291
Professional Services	0.5	107,641
Entertainment	0.5	105,895
Energy Equipment & Services	0.5	105,004
Consumer Staples Distribution & Retail	0.5	102,413
TOTAL COMMON STOCKS	99.7%	$20,512,107
REPURCHASE AGREEMENT	0.2	41,714
TOTAL INVESTMENTS	99.9%	$20,553,821
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 93.2%
	Air Freight & Logistics — 0.5%
2,020	Expeditors International of Washington, Inc.	$224,846
	Automobiles — 1.3%
5,320	General Motors Co.	236,900
10,880	Harley-Davidson, Inc.	374,163
		611,063
	Banks — 2.2%
54,140	FNB Corp.	722,227
17,140	Old National Bancorp	283,496
		1,005,723
	Beverages — 0.9%
7,460	Molson Coors Beverage Co. Class B	427,160
	Biotechnology — 0.8%
25,720	Catalyst Pharmaceuticals, Inc.[1]	387,086
	Broadline Retail — 1.5%
13,920	eBay, Inc.	717,437
	Capital Markets — 1.4%
20,860	Janus Henderson Group PLC[2]	651,249
	Chemicals — 0.5%
7,960	Mosaic Co.	249,864
	Construction & Engineering — 3.5%
7,300	AECOM[2]	674,228
2,620	EMCOR Group, Inc.[2]	935,786
		1,610,014
	Consumer Finance — 1.1%
11,100	Synchrony Financial[2]	488,178
	Consumer Staples Distribution & Retail — 2.3%
5,820	Kroger Co.	322,312
11,120	Sprouts Farmers Market, Inc.[1]	734,253
		1,056,565
	Containers & Packaging — 1.3%
3,500	Packaging Corp. of America	605,430
	Distributors — 0.9%
9,960	LKQ Corp.	429,575
	Diversified Consumer Services — 2.9%
11,760	Adtalem Global Education, Inc.[1]	583,531
11,620	Stride, Inc.[1]	775,635
		1,359,166
	Diversified REITs — 0.7%
12,240	Essential Properties Realty Trust, Inc. REIT	322,402
	Diversified Telecommunication Services — 1.3%
15,300	Verizon Communications, Inc.	604,197
	Electric Utilities — 1.9%
10,120	ALLETE, Inc.	599,307
2,560	Entergy Corp.	273,075
		872,382
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 5.0%
6,217	Jabil, Inc.	$729,627
3,480	OSI Systems, Inc.[1]	457,411
14,320	Sanmina Corp.[1]	868,795
7,160	Vontier Corp.	290,911
		2,346,744
	Energy Equipment & Services — 2.8%
12,480	Baker Hughes Co.	407,098
40,440	Liberty Energy, Inc.	889,680
		1,296,778
	Financial Services — 5.1%
5,160	Essent Group Ltd.[2]	273,325
48,160	MGIC Investment Corp.[2]	976,685
18,920	Radian Group, Inc.[2]	565,141
40,100	Western Union Co.[2]	538,944
		2,354,095
	Food Products — 0.6%
5,420	Cal-Maine Foods, Inc.	299,889
	Health Care Equipment & Supplies — 1.3%
8,060	Merit Medical Systems, Inc.[1]	597,246
	Health Care Providers & Services — 3.9%
11,860	Centene Corp.[1]	866,492
6,300	CVS Health Corp.	426,573
25,740	Premier, Inc. Class A	537,451
		1,830,516
	Hotel & Resort REITs — 0.9%
29,020	Apple Hospitality REIT, Inc.	428,335
	Hotels, Restaurants & Leisure — 1.4%
32,540	International Game Technology PLC	642,340
	Household Durables — 2.1%
6,500	PulteGroup, Inc.	724,230
4,140	Taylor Morrison Home Corp.[1]	231,881
		956,111
	Household Products — 1.4%
3,900	Procter & Gamble Co.	636,480
	Industrial REITs — 0.8%
10,080	STAG Industrial, Inc.	346,651
	Insurance — 3.2%
4,000	Brown & Brown, Inc.	326,160
5,660	CNA Financial Corp.	248,700
18,120	Unum Group	918,684
		1,493,544
	Interactive Media & Services — 2.4%
30,000	Cargurus, Inc.[1]	673,800
1,060	Meta Platforms, Inc. Class A	455,980
		1,129,780
	IT Services — 2.7%
8,800	Amdocs Ltd.	739,112
See Notes to Financial Statements.
82

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
7,580	Cognizant Technology Solutions Corp. Class A	$497,854
		1,236,966
	Machinery — 4.7%
21,140	Atmus Filtration Technologies, Inc.[1,2]	640,331
29,620	Gates Industrial Corp. PLC[1,2]	521,905
4,600	ITT, Inc.[2]	594,964
8,020	Mueller Industries, Inc.[2]	447,676
		2,204,876
	Media — 2.1%
14,800	Comcast Corp. Class A	564,028
9,940	New York Times Co. Class A	427,718
		991,746
	Metals & Mining — 3.0%
11,520	Commercial Metals Co.	619,085
2,760	Reliance, Inc.	785,827
		1,404,912
	Multi-Utilities — 2.4%
6,140	Consolidated Edison, Inc.	579,616
19,600	NiSource, Inc.	546,056
		1,125,672
	Oil, Gas & Consumable Fuels — 0.7%
1,760	Marathon Petroleum Corp.	319,827
	Passenger Airlines — 1.6%
10,160	SkyWest, Inc.[1]	741,985
	Pharmaceuticals — 0.8%
27,540	Elanco Animal Health, Inc.[1]	362,426
	Professional Services — 4.4%
21,760	Genpact Ltd.	668,902
1,720	Jacobs Solutions, Inc.	246,872
7,520	Parsons Corp.[1]	590,395
5,600	TriNet Group, Inc.	562,072
		2,068,241
	Residential REITs — 0.8%
10,060	American Homes 4 Rent Class A	360,148
	Retail REITs — 0.7%
14,440	Kite Realty Group Trust	314,792
	Semiconductors & Semiconductor Equipment — 2.6%
11,520	Amkor Technology, Inc.	372,672
2,600	Cirrus Logic, Inc.[1]	230,282
17,360	Veeco Instruments, Inc.[1]	613,502
		1,216,456
	Software — 2.5%
13,220	Box, Inc. Class A1	343,984
25,100	Dropbox, Inc. Class A1	581,316
13,760	Freshworks, Inc. Class A1	245,616
		1,170,916
	Specialized REITs — 1.2%
19,340	VICI Properties, Inc.	552,157
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 2.6%
1,540	Dick’s Sporting Goods, Inc.	$309,448
6,480	TJX Cos., Inc.	609,703
7,940	Urban Outfitters, Inc.[1]	309,342
		1,228,493
	Textiles, Apparel & Luxury Goods — 1.4%
9,900	Skechers USA, Inc. Class A1	653,895
	Trading Companies & Distributors — 3.1%
11,660	Core & Main, Inc. Class A1,2	658,440
18,180	Rush Enterprises, Inc. Class A2	798,466
		1,456,906
	TOTAL COMMON STOCKS (Cost $31,290,100)	43,391,260
Face Amount
REPURCHASE AGREEMENT* — 4.2%
$1,956,275	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $1,956,362, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $1,999,400, coupon rate of 4.875%, due 4/30/26, market value of $1,995,433)	1,956,275
	TOTAL REPURCHASE AGREEMENT (Cost $1,956,275)	1,956,275
TOTAL LONG INVESTMENTS (Cost $33,246,375)	97.4%	$45,347,535
Shares
COMMON STOCKS SOLD SHORT* — (63.5)%
	Aerospace & Defense — (3.4)%
(3,720)	Boeing Co.[1]	(624,365)
(1,020)	Northrop Grumman Corp.	(494,731)
(380)	TransDigm Group, Inc.	(474,251)
		(1,593,347)
	Automobile Components — (0.9)%
(3,980)	LCI Industries	(413,840)
	Banks — (1.3)%
(2,120)	Cullen/Frost Bankers, Inc.	(221,201)
(16,780)	Seacoast Banking Corp. of Florida	(387,114)
		(608,315)
	Beverages — (0.8)%
(7,300)	Brown-Forman Corp. Class B	(349,305)
	Capital Markets — (2.9)%
(1,000)	Goldman Sachs Group, Inc.	(426,710)
(10,740)	Jefferies Financial Group, Inc.	(462,464)
(1,280)	Moody’s Corp.	(474,023)
		(1,363,197)
	Chemicals — (2.4)%
(7,500)	FMC Corp.	(442,575)
(4,480)	International Flavors & Fragrances, Inc.	(379,232)
(4,600)	Scotts Miracle-Gro Co.	(315,284)
		(1,137,091)
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Commercial Services & Supplies — (3.3)%
(5,120)	Casella Waste Systems, Inc. Class A1	$(462,848)
(1,400)	Republic Services, Inc.	(268,380)
(8,820)	Stericycle, Inc.[1]	(394,519)
(2,040)	Waste Management, Inc.	(424,361)
		(1,550,108)
	Construction & Engineering — (1.0)%
(5,380)	MasTec, Inc.[1]	(477,152)
	Consumer Finance — (0.5)%
(2,500)	Nelnet, Inc. Class A	(235,450)
	Consumer Staples Distribution & Retail — (2.0)%
(4,020)	Dollar General Corp.	(559,544)
(20,920)	Walgreens Boots Alliance, Inc.	(370,911)
		(930,455)
	Distributors — (1.1)%
(1,420)	Pool Corp.	(514,793)
	Diversified Consumer Services — (1.1)%
(5,040)	Bright Horizons Family Solutions, Inc.[1]	(522,698)
	Diversified Telecommunication Services — (1.0)%
(7,240)	Cogent Communications Holdings, Inc.	(464,663)
	Electric Utilities — (2.7)%
(8,300)	MGE Energy, Inc.	(650,056)
(8,320)	Southern Co.	(611,520)
		(1,261,576)
	Electronic Equipment, Instruments & Components — (3.3)%
(11,040)	Cognex Corp.	(458,602)
(4,100)	Rogers Corp.[1]	(488,269)
(1,800)	Zebra Technologies Corp. Class A1	(566,208)
		(1,513,079)
	Entertainment — (2.6)%
(3,220)	Take-Two Interactive Software, Inc.[1]	(459,848)
(5,540)	TKO Group Holdings, Inc.	(524,472)
(2,000)	Walt Disney Co.	(222,200)
		(1,206,520)
	Financial Services — (1.5)%
(2,540)	Federal Agricultural Mortgage Corp. Class C	(472,770)
(19,000)	Rocket Cos., Inc. Class A1	(233,320)
		(706,090)
	Food Products — (0.5)%
(5,340)	Campbell Soup Co.	(244,091)
	Ground Transportation — (2.3)%
(1,820)	Norfolk Southern Corp.	(419,183)
(2,720)	Union Pacific Corp.	(645,075)
		(1,064,258)
	Health Care Equipment & Supplies — (2.9)%
(2,020)	Becton Dickinson & Co.	(473,892)
(4,880)	Cooper Cos., Inc.	(434,613)
(5,420)	Edwards Lifesciences Corp.[1]	(458,911)
		(1,367,416)
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care REITs — (0.8)%
(27,160)	Healthcare Realty Trust, Inc.	$(386,487)
	Hotels, Restaurants & Leisure — (2.5)%
(7,060)	Cracker Barrel Old Country Store, Inc.	(410,821)
(3,020)	Darden Restaurants, Inc.	(463,298)
(4,740)	Papa John’s International, Inc.	(292,411)
		(1,166,530)
	Independent Power & Renewable Electricity Producer — (0.8)%
(5,520)	Ormat Technologies, Inc.	(352,342)
	Insurance — (3.1)%
(3,700)	American Financial Group, Inc.	(472,675)
(3,680)	Hanover Insurance Group, Inc.	(477,738)
(340)	Markel Group, Inc.[1]	(495,856)
		(1,446,269)
	Leisure Equipment & Products — (1.3)%
(9,700)	Hasbro, Inc.	(594,610)
	Life Sciences Tools & Services — (0.2)%
(740)	Illumina, Inc.[1]	(91,057)
	Machinery — (3.0)%
(1,140)	Deere & Co.	(446,207)
(2,120)	RBC Bearings, Inc.[1]	(518,446)
(4,820)	Stanley Black & Decker, Inc.	(440,548)
		(1,405,201)
	Metals & Mining — (0.6)%
(7,040)	Newmont Corp.	(286,106)
	Mortgage Real Estate Investment Trust — (0.5)%
(13,220)	Annaly Capital Management, Inc. REIT	(247,743)
	Office REITs — (1.1)%
(20,340)	Vornado Realty Trust	(529,450)
	Oil, Gas & Consumable Fuels — (2.2)%
(7,880)	Occidental Petroleum Corp.	(521,183)
(36,240)	Talos Energy, Inc.[1]	(477,643)
		(998,826)
	Personal Care Products — (0.9)%
(2,920)	Estee Lauder Cos., Inc. Class A	(428,393)
	Professional Services — (1.2)%
(2,440)	Equifax, Inc.	(537,264)
	Software — (1.6)%
(200)	Fair Isaac Corp.[1]	(226,666)
(1,080)	Tyler Technologies, Inc.[1]	(498,474)
		(725,140)
	Specialized REITs — (2.3)%
(4,420)	Digital Realty Trust, Inc.	(613,408)
(10,990)	PotlatchDeltic Corp.	(439,710)
		(1,053,118)
	Specialty Retail — (1.1)%
(19,400)	Monro, Inc.	(528,650)
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Textiles, Apparel & Luxury Goods — (1.0)%
(4,140)	Oxford Industries, Inc.	$(446,209)
Trading Companies & Distributors — (1.8)%
(7,400)	H&E Equipment Services, Inc.	(357,346)
(680)	United Rentals, Inc.	(454,233)
		(811,579)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(34,403,107))		(29,558,418)
TOTAL SHORT INVESTMENTS (Proceeds $(34,403,107))	(63.5)%	$(29,558,418)
TOTAL INVESTMENTS (Cost $(1,156,732))	33.9%	$15,789,117
OTHER ASSETS IN EXCESS OF LIABILITIES	66.1	30,782,397
NET ASSETS	100.0%	$46,571,514

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $6,719,418.
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Financial Services	5.1%	$2,354,095
Electronic Equipment, Instruments & Components	5.0	2,346,744
Machinery	4.7	2,204,876
Professional Services	4.4	2,068,241
Health Care Providers & Services	3.9	1,830,516
Construction & Engineering	3.5	1,610,014
Insurance	3.2	1,493,544
Trading Companies & Distributors	3.1	1,456,906
Metals & Mining	3.0	1,404,912
Diversified Consumer Services	2.9	1,359,166
Energy Equipment & Services	2.8	1,296,778
IT Services	2.7	1,236,966
Specialty Retail	2.6	1,228,493
Semiconductors & Semiconductor Equipment	2.6	1,216,456
Software	2.5	1,170,916
Interactive Media & Services	2.4	1,129,780
Multi-Utilities	2.4	1,125,672
Consumer Staples Distribution & Retail	2.3	1,056,565
Banks	2.2	1,005,723
Media	2.1	991,746
Household Durables	2.1	956,111
Electric Utilities	1.9	872,382
Passenger Airlines	1.6	741,985
Broadline Retail	1.5	717,437
Textiles, Apparel & Luxury Goods	1.4	653,895
Capital Markets	1.4	651,249
Hotels, Restaurants & Leisure	1.4	642,340
Household Products	1.4	636,480
Automobiles	1.3	611,063
Containers & Packaging	1.3	605,430
Diversified Telecommunication Services	1.3	604,197
Health Care Equipment & Supplies	1.3	597,246
Specialized REITs	1.2	552,157
Consumer Finance	1.1	488,178
Distributors	0.9	429,575
Hotel & Resort REITs	0.9	428,335
Beverages	0.9	427,160
Biotechnology	0.8	387,086
Pharmaceuticals	0.8	362,426
Residential REITs	0.8	360,148
Industrial REITs	0.8	346,651
Diversified REITs	0.7	322,402
Oil, Gas & Consumable Fuels	0.7	319,827
Retail REITs	0.7	314,792
Food Products	0.6	299,889
Chemicals	0.5	249,864
Air Freight & Logistics	0.5	224,846
Short Positions:
Life Sciences Tools & Services	(0.2)	(91,057)
Consumer Finance	(0.5)	(235,450)
Food Products	(0.5)	(244,091)
Mortgage Real Estate Investment Trust	(0.5)	(247,743)
Metals & Mining	(0.6)	(286,106)
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Beverages	(0.8)%	$(349,305)
Independent Power & Renewable Electricity Producer	(0.8)	(352,342)
Health Care REITs	(0.8)	(386,487)
Automobile Components	(0.9)	(413,840)
Personal Care Products	(0.9)	(428,393)
Textiles, Apparel & Luxury Goods	(1.0)	(446,209)
Diversified Telecommunication Services	(1.0)	(464,663)
Construction & Engineering	(1.0)	(477,152)
Distributors	(1.1)	(514,793)
Diversified Consumer Services	(1.1)	(522,698)
Specialty Retail	(1.1)	(528,650)
Office REITs	(1.1)	(529,450)
Professional Services	(1.2)	(537,264)
Leisure Equipment & Products	(1.3)	(594,610)
Banks	(1.3)	(608,315)
Financial Services	(1.5)	(706,090)
Software	(1.6)	(725,140)
Trading Companies & Distributors	(1.8)	(811,579)
Consumer Staples Distribution & Retail	(2.0)	(930,455)
Oil, Gas & Consumable Fuels	(2.2)	(998,826)
Specialized REITs	(2.3)	(1,053,118)
Ground Transportation	(2.3)	(1,064,258)
Chemicals	(2.4)	(1,137,091)
Hotels, Restaurants & Leisure	(2.5)	(1,166,530)
Entertainment	(2.6)	(1,206,520)
Electric Utilities	(2.7)	(1,261,576)
Capital Markets	(2.9)	(1,363,197)
Health Care Equipment & Supplies	(2.9)	(1,367,416)
Machinery	(3.0)	(1,405,201)
Insurance	(3.1)	(1,446,269)
Electronic Equipment, Instruments & Components	(3.3)	(1,513,079)
Commercial Services & Supplies	(3.3)	(1,550,108)
Aerospace & Defense	(3.4)	(1,593,347)
TOTAL COMMON STOCKS	29.7%	$13,832,842
REPURCHASE AGREEMENT	4.2	1,956,275
TOTAL INVESTMENTS	33.9%	$15,789,117
See Notes to Financial Statements.
89

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 129.3%
	Air Freight & Logistics — 0.5%
1,460	Expeditors International of Washington, Inc.[1]	$162,513
	Automobiles — 1.8%
40,400	Ford Motor Co.[1]	490,860
4,700	Harley-Davidson, Inc.	161,633
		652,493
	Banks — 3.4%
18,400	Fifth Third Bancorp[1]	670,864
33,500	Old National Bancorp	554,090
		1,224,954
	Beverages — 1.2%
7,740	Molson Coors Beverage Co. Class B1	443,192
	Biotechnology — 3.8%
38,660	Catalyst Pharmaceuticals, Inc.[2]	581,833
15,600	Exelixis, Inc.[2]	365,976
1,760	United Therapeutics Corp.[2]	412,421
		1,360,230
	Broadline Retail — 2.0%
13,900	eBay, Inc.[1]	716,406
	Building Products — 1.4%
8,260	Carrier Global Corp.[1]	507,907
	Capital Markets — 1.9%
880	CME Group, Inc.[1]	184,483
4,180	Interactive Brokers Group, Inc. Class A1	481,202
		665,685
	Communications Equipment — 2.9%
9,020	Cisco Systems, Inc.[1]	423,759
17,740	Juniper Networks, Inc.	617,707
		1,041,466
	Construction & Engineering — 3.8%
3,000	AECOM[1]	277,080
3,000	EMCOR Group, Inc.[1]	1,071,510
		1,348,590
	Consumer Staples Distribution & Retail — 1.1%
5,360	Sysco Corp.[1]	398,355
	Containers & Packaging — 1.4%
2,920	Packaging Corp. of America[1]	505,102
	Distributors — 1.3%
10,700	LKQ Corp.	461,491
	Diversified Consumer Services — 1.7%
8,980	Stride, Inc.[1,2]	599,415
	Electric Utilities — 3.7%
5,040	Duke Energy Corp.[1]	495,230
4,800	Entergy Corp.[1]	512,016
5,400	Eversource Energy[1]	327,348
		1,334,594
	Electrical Equipment — 2.1%
10,300	nVent Electric PLC[1]	742,321
See Notes to Financial Statements.
90

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 3.7%
11,760	Sanmina Corp.[2]	$713,479
14,780	Vontier Corp.	600,512
		1,313,991
	Energy Equipment & Services — 3.8%
13,960	Baker Hughes Co.[1]	455,375
40,300	Liberty Energy, Inc.	886,600
		1,341,975
	Entertainment — 0.7%
1,880	Electronic Arts, Inc.	238,422
	Financial Services — 7.6%
10,200	Essent Group Ltd.[1]	540,294
52,320	MGIC Investment Corp.	1,061,050
17,700	NMI Holdings, Inc. Class A2	546,222
43,300	Western Union Co.[1]	581,952
		2,729,518
	Food Products — 2.8%
6,600	General Mills, Inc.[1]	465,036
13,680	Kraft Heinz Co.[1]	528,185
		993,221
	Ground Transportation — 1.5%
10,040	CSX Corp.[1]	333,529
11,200	RXO, Inc.[2]	211,792
		545,321
	Health Care Equipment & Supplies — 1.7%
8,420	Merit Medical Systems, Inc.[2]	623,922
	Health Care Providers & Services — 5.0%
7,780	Centene Corp.[1,2]	568,407
2,548	Molina Healthcare, Inc.[1,2]	871,670
16,160	Premier, Inc. Class A	337,421
		1,777,498
	Hotels, Restaurants & Leisure — 1.8%
32,660	International Game Technology PLC[1]	644,708
	Household Durables — 2.7%
16,940	Taylor Morrison Home Corp.[1,2]	948,809
	Household Products — 2.1%
1,800	Procter & Gamble Co.[1]	293,760
16,520	Reynolds Consumer Products, Inc.[1]	472,968
		766,728
	Industrial REITs — 0.8%
8,580	STAG Industrial, Inc.[1]	295,066
	Insurance — 3.7%
1,980	Arch Capital Group Ltd.[1,2]	185,209
3,300	Axis Capital Holdings Ltd.	202,389
2,360	Brown & Brown, Inc.[1]	192,435
14,880	Unum Group[1]	754,416
		1,334,449
	Interactive Media & Services — 2.6%
28,280	Cargurus, Inc.[2]	635,169
See Notes to Financial Statements.
91

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — (Continued)
720	Meta Platforms, Inc. Class A1	$309,722
		944,891
	IT Services — 4.3%
8,000	Amdocs Ltd.	671,920
7,220	Cognizant Technology Solutions Corp. Class A1	474,209
6,520	Twilio, Inc. Class A2	390,418
		1,536,547
	Life Sciences Tools & Services — 0.8%
8,200	Fortrea Holdings, Inc.[2]	300,038
	Machinery — 3.5%
15,200	Gates Industrial Corp. PLC[1,2]	267,824
2,700	ITT, Inc.[1]	349,218
5,820	PACCAR, Inc.[1]	617,560
		1,234,602
	Media — 4.2%
17,600	Comcast Corp. Class A1	670,736
4,540	New York Times Co. Class A	195,356
6,780	Omnicom Group, Inc.	629,455
		1,495,547
	Metals & Mining — 3.8%
11,960	Commercial Metals Co.[1]	642,731
2,546	Reliance, Inc.[1]	724,897
		1,367,628
	Multi-Utilities — 1.7%
22,020	NiSource, Inc.[1]	613,477
	Oil, Gas & Consumable Fuels — 3.1%
7,020	EQT Corp.[1]	281,432
4,720	HF Sinclair Corp.[1]	256,060
3,100	Marathon Petroleum Corp.[1]	563,332
		1,100,824
	Pharmaceuticals — 2.1%
7,660	Amphastar Pharmaceuticals, Inc.[2]	315,975
9,543	Bristol-Myers Squibb Co.[1]	419,319
		735,294
	Professional Services — 3.1%
16,560	Genpact Ltd.[1]	509,055
4,940	Parsons Corp.[1,2]	387,839
2,200	TriNet Group, Inc.[1]	220,814
		1,117,708
	Real Estate Management & Development — 1.2%
5,040	CBRE Group, Inc. Class A1,2	437,926
	Residential REITs — 1.4%
14,400	American Homes 4 Rent Class A1	515,520
	Retail REITs — 0.7%
10,820	Kite Realty Group Trust[1]	235,876
	Semiconductors & Semiconductor Equipment — 6.8%
21,620	Amkor Technology, Inc.	699,407
5,200	Cirrus Logic, Inc.[2]	460,564
See Notes to Financial Statements.
92

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
2,460	Diodes, Inc.[2]	$179,605
8,340	Kulicke & Soffa Industries, Inc.	385,975
1,260	QUALCOMM, Inc.[1]	208,971
14,260	Veeco Instruments, Inc.[2]	503,948
		2,438,470
	Software — 8.6%
18,060	Box, Inc. Class A2	469,921
23,920	Dropbox, Inc. Class A2	553,987
22,320	Gen Digital, Inc.[1]	449,525
17,120	PagerDuty, Inc.[2]	341,715
3,380	Progress Software Corp.	168,392
4,820	Smartsheet, Inc. Class A2	182,341
5,200	SPS Commerce, Inc.[2]	904,124
		3,070,005
	Specialized REITs — 0.6%
8,080	VICI Properties, Inc.[1]	230,684
	Specialty Retail — 3.4%
10,300	Guess?, Inc.	275,834
6,900	TJX Cos., Inc.[1]	649,221
7,300	Urban Outfitters, Inc.[2]	284,408
		1,209,463
	Technology Hardware, Storage & Peripherals — 2.4%
32,660	Hewlett Packard Enterprise Co.	555,220
21,820	Xerox Holdings Corp.	289,988
		845,208
	Textiles, Apparel & Luxury Goods — 0.7%
3,920	Skechers USA, Inc. Class A1,2	258,916
	Trading Companies & Distributors — 1.9%
4,560	WESCO International, Inc.[1]	696,540
	Wireless Telecommunication Services — 0.5%
1,160	T-Mobile U.S., Inc.[1]	190,437
	TOTAL COMMON STOCKS (Cost $34,442,280)	46,293,943
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$228,096	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $228,106, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $233,200, coupon rate of 4.875%, due 4/30/26, market value of $232,813)	228,096
	TOTAL REPURCHASE AGREEMENT (Cost $228,096)	228,096
TOTAL LONG INVESTMENTS (Cost $34,670,376)	129.9%	$46,522,039
Shares
COMMON STOCKS SOLD SHORT* — (29.8)%
	Aerospace & Defense — (2.1)%
(640)	Boeing Co.[2]	(107,418)
(800)	HEICO Corp.	(165,920)
See Notes to Financial Statements.
93

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Aerospace & Defense — (Continued)
(340)	Lockheed Martin Corp.	$(158,076)
(280)	Northrop Grumman Corp.	(135,808)
(160)	TransDigm Group, Inc.	(199,685)
		(766,907)
	Banks — (0.4)%
(3,500)	Glacier Bancorp, Inc.	(126,630)
	Beverages — (0.3)%
(2,560)	Brown-Forman Corp. Class B	(122,496)
	Building Products — (0.7)%
(2,800)	Trex Co., Inc.[2]	(247,940)
	Capital Markets — (2.2)%
(1,700)	Charles Schwab Corp.	(125,715)
(300)	FactSet Research Systems, Inc.	(125,067)
(280)	Goldman Sachs Group, Inc.	(119,479)
(3,400)	Jefferies Financial Group, Inc.	(146,404)
(300)	Moody’s Corp.	(111,099)
(1,800)	Morgan Stanley	(163,512)
		(791,276)
	Chemicals — (1.2)%
(1,140)	Albemarle Corp.	(137,153)
(2,760)	FMC Corp.	(162,868)
(1,600)	International Flavors & Fragrances, Inc.	(135,440)
		(435,461)
	Commercial Services & Supplies — (1.8)%
(1,900)	Casella Waste Systems, Inc. Class A2	(171,760)
(840)	Republic Services, Inc.	(161,028)
(900)	UniFirst Corp.	(144,117)
(720)	Waste Management, Inc.	(149,774)
		(626,679)
	Construction & Engineering — (1.0)%
(1,140)	Dycom Industries, Inc.[2]	(159,623)
(2,100)	MasTec, Inc.[2]	(186,249)
		(345,872)
	Consumer Staples Distribution & Retail — (0.3)%
(6,780)	Walgreens Boots Alliance, Inc.	(120,209)
	Distributors — (0.4)%
(400)	Pool Corp.	(145,012)
	Diversified Consumer Services — (0.3)%
(1,180)	Bright Horizons Family Solutions, Inc.[2]	(122,378)
	Electric Utilities — (1.0)%
(2,280)	MGE Energy, Inc.	(178,570)
(2,320)	Southern Co.	(170,520)
		(349,090)
	Electrical Equipment — (0.4)%
(500)	Rockwell Automation, Inc.	(135,480)
	Electronic Equipment, Instruments & Components — (0.8)%
(1,980)	Cognex Corp.	(82,249)
See Notes to Financial Statements.
94

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)
(620)	Zebra Technologies Corp. Class A2	$(195,027)
		(277,276)
	Energy Equipment & Services — (0.5)%
(1,800)	Tidewater, Inc.[2]	(165,330)
	Entertainment — (0.7)%
(900)	Take-Two Interactive Software, Inc.[2]	(128,529)
(1,200)	TKO Group Holdings, Inc.	(113,604)
		(242,133)
	Financial Services — (0.4)%
(700)	Federal Agricultural Mortgage Corp. Class C	(130,291)
	Food Products — (0.7)%
(780)	Hershey Co.	(151,258)
(800)	J&J Snack Foods Corp.	(109,832)
		(261,090)
	Gas Utilities — (0.4)%
(2,080)	Southwest Gas Holdings, Inc.	(155,210)
	Ground Transportation — (0.5)%
(740)	Norfolk Southern Corp.	(170,437)
	Health Care Equipment & Supplies — (0.7)%
(500)	Becton Dickinson & Co.	(117,300)
(1,600)	Cooper Cos., Inc.	(142,496)
		(259,796)
	Health Care REITs — (0.3)%
(8,640)	Healthcare Realty Trust, Inc.	(122,947)
	Hotels, Restaurants & Leisure — (1.0)%
(1,300)	Churchill Downs, Inc.	(167,700)
(1,580)	Cracker Barrel Old Country Store, Inc.	(91,940)
(1,880)	Papa John’s International, Inc.	(115,977)
		(375,617)
	Household Products — (0.5)%
(1,200)	Kimberly-Clark Corp.	(163,836)
	Independent Power & Renewable Electricity Producer — (0.2)%
(1,380)	Ormat Technologies, Inc.	(88,085)
	Insurance — (1.4)%
(2,460)	First American Financial Corp.	(131,782)
(3,860)	Kemper Corp.	(225,077)
(100)	Markel Group, Inc.[2]	(145,840)
		(502,699)
	Leisure Equipment & Products — (0.5)%
(3,040)	Hasbro, Inc.	(186,352)
	Machinery — (0.9)%
(700)	RBC Bearings, Inc.[2]	(171,185)
(1,620)	Stanley Black & Decker, Inc.	(148,068)
		(319,253)
	Metals & Mining — (0.4)%
(4,040)	Alcoa Corp.	(141,966)
See Notes to Financial Statements.
95

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Multi-Utilities — (0.4)%
(1,860)	WEC Energy Group, Inc.	$(153,710)
	Office REITs — (0.5)%
(6,260)	Vornado Realty Trust	(162,948)
	Oil, Gas & Consumable Fuels — (2.2)%
(5,540)	Coterra Energy, Inc.	(151,574)
(2,700)	Occidental Petroleum Corp.	(178,578)
(4,160)	Range Resources Corp.	(149,386)
(6,440)	Sitio Royalties Corp. Class A	(149,666)
(12,080)	Talos Energy, Inc.[2]	(159,214)
		(788,418)
	Passenger Airlines — (0.4)%
(5,300)	Southwest Airlines Co.	(137,482)
	Personal Care Products — (0.4)%
(1,060)	Estee Lauder Cos., Inc. Class A	(155,513)
	Professional Services — (0.6)%
(900)	Equifax, Inc.	(198,171)
	Residential REITs — (0.4)%
(1,540)	Camden Property Trust REIT	(153,507)
	Software — (0.8)%
(100)	Fair Isaac Corp.[2]	(113,333)
(400)	Tyler Technologies, Inc.[2]	(184,620)
		(297,953)
	Specialized REITs — (0.9)%
(1,420)	Digital Realty Trust, Inc.	(197,068)
(3,020)	PotlatchDeltic Corp.	(120,830)
		(317,898)
	Textiles, Apparel & Luxury Goods — (0.3)%
(8,220)	VF Corp.	(102,421)
	Trading Companies & Distributors — (0.9)%
(2,280)	H&E Equipment Services, Inc.	(110,101)
(300)	United Rentals, Inc.	(200,397)
		(310,498)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(11,338,618))	(10,676,267)
TOTAL SHORT INVESTMENTS (Proceeds $(11,338,618))	(29.8)%	$(10,676,267)
TOTAL INVESTMENTS (Cost $23,331,758)	100.1%	$35,845,772
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(45,198)
NET ASSETS	100.0%	$35,800,574

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $13,349,010.
[2]	Non income-producing security.
See Notes to Financial Statements.
96

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Software	8.6%	$3,070,005
Financial Services	7.6	2,729,518
Semiconductors & Semiconductor Equipment	6.8	2,438,470
Health Care Providers & Services	5.0	1,777,498
IT Services	4.3	1,536,547
Media	4.2	1,495,547
Metals & Mining	3.8	1,367,628
Biotechnology	3.8	1,360,230
Construction & Engineering	3.8	1,348,590
Energy Equipment & Services	3.8	1,341,975
Electric Utilities	3.7	1,334,594
Insurance	3.7	1,334,449
Electronic Equipment, Instruments & Components	3.7	1,313,991
Machinery	3.5	1,234,602
Banks	3.4	1,224,954
Specialty Retail	3.4	1,209,463
Professional Services	3.1	1,117,708
Oil, Gas & Consumable Fuels	3.1	1,100,824
Communications Equipment	2.9	1,041,466
Food Products	2.8	993,221
Household Durables	2.7	948,809
Interactive Media & Services	2.6	944,891
Technology Hardware, Storage & Peripherals	2.4	845,208
Household Products	2.1	766,728
Electrical Equipment	2.1	742,321
Pharmaceuticals	2.1	735,294
Broadline Retail	2.0	716,406
Trading Companies & Distributors	1.9	696,540
Capital Markets	1.9	665,685
Automobiles	1.8	652,493
Hotels, Restaurants & Leisure	1.8	644,708
Health Care Equipment & Supplies	1.7	623,922
Multi-Utilities	1.7	613,477
Diversified Consumer Services	1.7	599,415
Ground Transportation	1.5	545,321
Residential REITs	1.4	515,520
Building Products	1.4	507,907
Containers & Packaging	1.4	505,102
Distributors	1.3	461,491
Beverages	1.2	443,192
Real Estate Management & Development	1.2	437,926
Consumer Staples Distribution & Retail	1.1	398,355
Life Sciences Tools & Services	0.8	300,038
Industrial REITs	0.8	295,066
Textiles, Apparel & Luxury Goods	0.7	258,916
Entertainment	0.7	238,422
Retail REITs	0.7	235,876
Specialized REITs	0.6	230,684
Wireless Telecommunication Services	0.5	190,437
Air Freight & Logistics	0.5	162,513
Short Positions:
Independent Power & Renewable Electricity Producer	(0.2)	(88,085)
Textiles, Apparel & Luxury Goods	(0.3)	(102,421)
See Notes to Financial Statements.
97

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Consumer Staples Distribution & Retail	(0.3)%	$(120,209)
Diversified Consumer Services	(0.3)	(122,378)
Beverages	(0.3)	(122,496)
Health Care REITs	(0.3)	(122,947)
Banks	(0.4)	(126,630)
Financial Services	(0.4)	(130,291)
Electrical Equipment	(0.4)	(135,480)
Passenger Airlines	(0.4)	(137,482)
Metals & Mining	(0.4)	(141,966)
Distributors	(0.4)	(145,012)
Residential REITs	(0.4)	(153,507)
Multi-Utilities	(0.4)	(153,710)
Gas Utilities	(0.4)	(155,210)
Personal Care Products	(0.4)	(155,513)
Office REITs	(0.5)	(162,948)
Household Products	(0.5)	(163,836)
Energy Equipment & Services	(0.5)	(165,330)
Ground Transportation	(0.5)	(170,437)
Leisure Equipment & Products	(0.5)	(186,352)
Professional Services	(0.6)	(198,171)
Entertainment	(0.7)	(242,133)
Building Products	(0.7)	(247,940)
Health Care Equipment & Supplies	(0.7)	(259,796)
Food Products	(0.7)	(261,090)
Electronic Equipment, Instruments & Components	(0.8)	(277,276)
Software	(0.8)	(297,953)
Trading Companies & Distributors	(0.9)	(310,498)
Specialized REITs	(0.9)	(317,898)
Machinery	(0.9)	(319,253)
Construction & Engineering	(1.0)	(345,872)
Electric Utilities	(1.0)	(349,090)
Hotels, Restaurants & Leisure	(1.0)	(375,617)
Chemicals	(1.2)	(435,461)
Insurance	(1.4)	(502,699)
Commercial Services & Supplies	(1.8)	(626,679)
Aerospace & Defense	(2.1)	(766,907)
Oil, Gas & Consumable Fuels	(2.2)	(788,418)
Capital Markets	(2.2)	(791,276)
TOTAL COMMON STOCKS	99.5%	$35,617,676
REPURCHASE AGREEMENT	0.6	228,096
TOTAL INVESTMENTS	100.1%	$35,845,772
See Notes to Financial Statements.
98

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 2.0%
34,776	RTX Corp.	$3,530,459
	Banks — 4.7%
24,086	JPMorgan Chase & Co.	4,618,250
23,404	PNC Financial Services Group, Inc.	3,586,897
		8,205,147
	Beverages — 1.8%
18,364	PepsiCo, Inc.	3,230,411
	Broadline Retail — 2.5%
25,445	Amazon.com, Inc.[1]	4,452,875
	Capital Markets — 3.3%
30,583	Charles Schwab Corp.	2,261,613
27,706	Intercontinental Exchange, Inc.	3,567,424
		5,829,037
	Chemicals — 1.3%
17,479	PPG Industries, Inc.	2,254,791
	Communications Equipment — 2.2%
83,264	Cisco Systems, Inc.	3,911,743
	Construction Materials — 3.3%
10,001	Martin Marietta Materials, Inc.	5,871,287
	Consumer Staples Distribution & Retail — 1.1%
13,645	Dollar General Corp.	1,899,247
	Electrical Equipment — 2.5%
25,723	AMETEK, Inc.	4,492,779
	Electronic Equipment, Instruments & Components — 3.6%
52,177	Amphenol Corp. Class A	6,301,416
	Financial Services — 6.5%
34,180	Global Payments, Inc.	4,196,279
16,160	Mastercard, Inc. Class A	7,291,392
		11,487,671
	Ground Transportation — 4.3%
21,021	Old Dominion Freight Line, Inc.	3,819,726
15,559	Union Pacific Corp.	3,689,972
		7,509,698
	Health Care Equipment & Supplies — 3.4%
35,751	Abbott Laboratories	3,788,533
6,372	Stryker Corp.	2,144,178
		5,932,711
	Health Care Providers & Services — 4.1%
17,359	Laboratory Corp. of America Holdings	3,495,582
7,664	UnitedHealth Group, Inc.	3,707,077
		7,202,659
	Hotels, Restaurants & Leisure — 4.7%
1,559	Booking Holdings, Inc.	5,381,715
20,826	Yum! Brands, Inc.	2,941,672
		8,323,387
	Household Products — 1.7%
27,159	Church & Dwight Co., Inc.	2,930,184
See Notes to Financial Statements.
99

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 1.8%
12,948	Chubb Ltd.	$3,219,391
	Interactive Media & Service — 6.5%
69,145	Alphabet, Inc. Class C1	11,384,033
	IT Services — 3.9%
10,589	Accenture PLC Class A	3,186,336
9,085	Gartner, Inc.[1]	3,748,380
		6,934,716
	Life Sciences Tools & Services — 3.1%
13,289	IQVIA Holdings, Inc.[1]	3,079,992
7,557	Waters Corp.[1]	2,335,415
		5,415,407
	Machinery — 2.2%
7,235	Parker-Hannifin Corp.	3,942,424
	Media — 1.9%
89,016	Comcast Corp. Class A	3,392,400
	Oil, Gas & Consumable Fuels — 2.8%
30,944	Chevron Corp.	4,990,339
	Pharmaceuticals — 4.2%
42,415	Bristol-Myers Squibb Co.	1,863,715
7,121	Eli Lilly & Co.	5,562,213
		7,425,928
	Software — 11.2%
12,162	Adobe, Inc.[1]	5,628,938
25,196	Microsoft Corp.	9,809,559
37,686	Oracle Corp.	4,286,783
		19,725,280
	Specialty Retail — 5.2%
6,511	Home Depot, Inc.	2,176,107
25,064	Ross Stores, Inc.	3,247,041
9,269	Ulta Beauty, Inc.[1]	3,752,462
		9,175,610
	Technology Hardware, Storage & Peripherals — 3.8%
39,429	Apple, Inc.	6,715,942
	TOTAL COMMON STOCKS (Cost $77,724,978)	175,686,972
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$731,258	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $731,290, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $747,400, coupon rate of 4.875%, due 4/30/26, market value of $745,939)	731,258
	TOTAL REPURCHASE AGREEMENT (Cost $731,258)	731,258
See Notes to Financial Statements.
100

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $78,456,236)	100.0%	$176,418,230
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(85,479)
NET ASSETS	100.0%	$176,332,751

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
101

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	11.2%	$19,725,280
Financial Services	6.5	11,487,671
Interactive Media & Service	6.5	11,384,033
Specialty Retail	5.2	9,175,610
Hotels, Restaurants & Leisure	4.7	8,323,387
Banks	4.7	8,205,147
Ground Transportation	4.3	7,509,698
Pharmaceuticals	4.2	7,425,928
Health Care Providers & Services	4.1	7,202,659
IT Services	3.9	6,934,716
Technology Hardware, Storage & Peripherals	3.8	6,715,942
Electronic Equipment, Instruments & Components	3.6	6,301,416
Health Care Equipment & Supplies	3.4	5,932,711
Construction Materials	3.3	5,871,287
Capital Markets	3.3	5,829,037
Life Sciences Tools & Services	3.1	5,415,407
Oil, Gas & Consumable Fuels	2.8	4,990,339
Electrical Equipment	2.5	4,492,779
Broadline Retail	2.5	4,452,875
Machinery	2.2	3,942,424
Communications Equipment	2.2	3,911,743
Aerospace & Defense	2.0	3,530,459
Media	1.9	3,392,400
Beverages	1.8	3,230,411
Insurance	1.8	3,219,391
Household Products	1.7	2,930,184
Chemicals	1.3	2,254,791
Consumer Staples Distribution & Retail	1.1	1,899,247
TOTAL COMMON STOCKS	99.6%	$175,686,972
REPURCHASE AGREEMENT	0.4	731,258
TOTAL INVESTMENTS	100.0%	$176,418,230
See Notes to Financial Statements.
102

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.9%
	Automobile Components — 0.7%
77,150	LCI Industries	$8,022,057
	Banks — 8.7%
299,842	Ameris Bancorp	14,236,498
447,816	BankUnited, Inc.	11,970,122
404,251	Cathay General Bancorp	13,922,404
1,308,402	FNB Corp.[1]	17,454,083
315,905	Hancock Whitney Corp.	14,338,928
287,673	Western Alliance Bancorp	16,348,457
157,222	Wintrust Financial Corp.	15,193,934
		103,464,426
	Beverages — 1.1%
711,881	Primo Water Corp.	13,433,194
	Biotechnology — 3.8%
468,503	Alkermes PLC[2]	11,497,064
1,016,636	Dynavax Technologies Corp.[2]	11,559,151
330,264	Halozyme Therapeutics, Inc.[1,2]	12,583,058
1,274,572	Ironwood Pharmaceuticals, Inc.[1,2]	9,877,933
		45,517,206
	Broadline Retail — 0.9%
463,149	Kohl’s Corp.[1]	11,087,787
	Building Products — 2.5%
943,334	Hayward Holdings, Inc.[2]	12,810,476
129,819	Masonite International Corp.[2]	17,207,508
		30,017,984
	Capital Markets — 4.4%
100,758	Evercore, Inc. Class A	18,287,577
210,278	Stifel Financial Corp.	16,805,418
603,821	Virtu Financial, Inc. Class A	13,102,916
17,907	Virtus Investment Partners, Inc.	3,927,363
		52,123,274
	Chemicals — 1.1%
261,773	Ingevity Corp.[2]	13,387,071
	Construction & Engineering — 3.8%
188,618	Arcosa, Inc.	14,338,740
110,737	Dycom Industries, Inc.[2]	15,505,395
42,578	EMCOR Group, Inc.	15,207,584
		45,051,719
	Consumer Staples Distribution & Retail — 0.8%
358,983	Grocery Outlet Holding Corp.[1,2]	9,322,789
	Containers & Packaging — 2.4%
560,257	Graphic Packaging Holding Co.	14,482,644
292,784	Silgan Holdings, Inc.	13,661,301
		28,143,945
	Diversified Consumer Services — 1.2%
455,604	Frontdoor, Inc.[2]	13,982,487
	Electric Utilities — 0.8%
218,797	Portland General Electric Co.	9,458,594
	Electrical Equipment — 1.2%
153,571	EnerSys	13,890,497
See Notes to Financial Statements.
103

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.0%
767,128	TTM Technologies, Inc.[2]	$11,453,221
	Energy Equipment & Services — 2.3%
292,540	Helmerich & Payne, Inc.	11,505,598
737,923	Liberty Energy, Inc.[1]	16,234,306
		27,739,904
	Financial Services — 2.1%
110,982	Euronet Worldwide, Inc.[2]	11,395,632
443,922	Radian Group, Inc.	13,259,950
		24,655,582
	Gas Utilities — 1.0%
259,197	New Jersey Resources Corp.	11,324,317
	Health Care Equipment & Supplies — 3.1%
99,298	CONMED Corp.	6,750,278
221,230	Globus Medical, Inc. Class A2	11,015,042
291,810	Integra LifeSciences Holdings Corp.[2]	8,512,098
847,446	Neogen Corp.[1,2]	10,449,009
		36,726,427
	Health Care Providers & Services — 4.0%
219,283	HealthEquity, Inc.[2]	17,303,621
1,071,108	NeoGenomics, Inc.[1,2]	14,909,823
1,267,271	R1 RCM, Inc.[2]	15,574,761
		47,788,205
	Health Care Technology — 2.0%
611,123	Certara, Inc.[2]	10,456,315
461,688	Evolent Health, Inc. Class A2	12,807,225
		23,263,540
	Hotel & Resort REITs — 1.0%
1,108,588	RLJ Lodging Trust	12,194,468
	Hotels, Restaurants & Leisure — 0.9%
206,871	Boyd Gaming Corp.	11,069,667
	Household Durables — 2.3%
309,090	La-Z-Boy, Inc.[1]	10,150,516
456,334	Tri Pointe Homes, Inc.[2]	16,815,908
		26,966,424
	Household Products — 0.8%
322,719	Energizer Holdings, Inc.	9,268,490
	Industrial REITs — 1.6%
968,889	LXP Industrial Trust	8,090,223
332,454	STAG Industrial, Inc.	11,433,093
		19,523,316
	Insurance — 1.3%
250,923	Stewart Information Services Corp.	15,559,735
	Interactive Media & Services — 2.0%
679,269	Cargurus, Inc.[2]	15,256,382
167,931	Ziff Davis, Inc.[2]	8,415,022
		23,671,404
	IT Services — 1.2%
450,006	DigitalOcean Holdings, Inc.[1,2]	14,787,197
See Notes to Financial Statements.
104

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Leisure Equipment & Products — 0.7%
242,648	YETI Holdings, Inc.[2]	$8,667,387
	Life Sciences Tools & Services — 3.1%
2,072,124	Maravai LifeSciences Holdings, Inc. Class A2	16,991,417
28,862	Medpace Holdings, Inc.[2]	11,208,557
86,886	Mesa Laboratories, Inc.	9,216,867
		37,416,841
	Machinery — 1.2%
297,408	Hillenbrand, Inc.[1]	14,192,310
	Media — 1.0%
77,880	Nexstar Media Group, Inc.	12,465,473
	Multi-Utilities — 1.0%
214,871	Black Hills Corp.	11,796,418
	Office REITs — 0.9%
1,625,524	Piedmont Office Realty Trust, Inc. Class A	11,199,860
	Oil, Gas & Consumable Fuels — 4.2%
918,510	CNX Resources Corp.[1,2]	21,603,355
378,696	SM Energy Co.	18,362,969
762,747	Talos Energy, Inc.[2]	10,053,006
		50,019,330
	Pharmaceuticals — 2.3%
332,698	Pacira BioSciences, Inc.[2]	8,733,322
262,605	Prestige Consumer Healthcare, Inc.[2]	18,844,535
		27,577,857
	Professional Services — 4.0%
133,857	ASGN, Inc.[2]	12,910,508
45,511	CACI International, Inc. Class A2	18,305,889
710,908	Verra Mobility Corp.[2]	16,763,211
		47,979,608
	Real Estate Management & Development — 1.0%
1,182,332	Cushman & Wakefield PLC[2]	11,409,504
	Semiconductors & Semiconductor Equipment — 2.2%
198,596	Diodes, Inc.[2]	14,499,494
208,575	Rambus, Inc.[2]	11,434,081
		25,933,575
	Software — 6.2%
208,088	CommVault Systems, Inc.[2]	21,322,778
573,666	PagerDuty, Inc.[2]	11,450,373
241,187	Progress Software Corp.	12,015,936
89,076	SPS Commerce, Inc.[2]	15,487,644
434,003	Verint Systems, Inc.[2]	13,141,611
		73,418,342
	Specialty Retail — 4.1%
73,743	Asbury Automotive Group, Inc.[2]	15,503,728
606,985	Foot Locker, Inc.	12,655,637
499,655	Valvoline, Inc.[2]	21,245,331
		49,404,696
	Textiles, Apparel & Luxury Goods — 1.5%
296,921	Kontoor Brands, Inc.[1]	18,426,917
See Notes to Financial Statements.
105

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 5.5%
266,012	Beacon Roofing Supply, Inc.[2]	$26,210,162
174,015	Boise Cascade Co.	23,016,964
105,382	WESCO International, Inc.	16,097,101
		65,324,227
	TOTAL COMMON STOCKS (Cost $925,605,848)	1,178,127,272
Face Amount
REPURCHASE AGREEMENT* — 1.0%
$12,304,113	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $12,304,660, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $12,575,300, coupon rate of 4.875%, due 4/30/26, market value of $12,550,300)	12,304,113
	TOTAL REPURCHASE AGREEMENT (Cost $12,304,113)	12,304,113
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.6%
19,230,767	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%[3]	19,230,767
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $19,230,767)	19,230,767
TOTAL INVESTMENTS (Cost $957,140,728)	101.5%	$1,209,662,152
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)	(18,333,860)
NET ASSETS	100.0%	$1,191,328,292

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2024.
See Notes to Financial Statements.
106

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	8.7%	$103,464,426
Software	6.2	73,418,342
Trading Companies & Distributors	5.5	65,324,227
Capital Markets	4.4	52,123,274
Oil, Gas & Consumable Fuels	4.2	50,019,330
Specialty Retail	4.1	49,404,696
Professional Services	4.0	47,979,608
Health Care Providers & Services	4.0	47,788,205
Biotechnology	3.8	45,517,206
Construction & Engineering	3.8	45,051,719
Life Sciences Tools & Services	3.1	37,416,841
Health Care Equipment & Supplies	3.1	36,726,427
Building Products	2.5	30,017,984
Containers & Packaging	2.4	28,143,945
Energy Equipment & Services	2.3	27,739,904
Pharmaceuticals	2.3	27,577,857
Household Durables	2.3	26,966,424
Semiconductors & Semiconductor Equipment	2.2	25,933,575
Financial Services	2.1	24,655,582
Interactive Media & Services	2.0	23,671,404
Health Care Technology	2.0	23,263,540
Industrial REITs	1.6	19,523,316
Textiles, Apparel & Luxury Goods	1.5	18,426,917
Insurance	1.3	15,559,735
IT Services	1.2	14,787,197
Machinery	1.2	14,192,310
Diversified Consumer Services	1.2	13,982,487
Electrical Equipment	1.2	13,890,497
Beverages	1.1	13,433,194
Chemicals	1.1	13,387,071
Media	1.0	12,465,473
Hotel & Resort REITs	1.0	12,194,468
Multi-Utilities	1.0	11,796,418
Electronic Equipment, Instruments & Components	1.0	11,453,221
Real Estate Management & Development	1.0	11,409,504
Gas Utilities	1.0	11,324,317
Office REITs	0.9	11,199,860
Broadline Retail	0.9	11,087,787
Hotels, Restaurants & Leisure	0.9	11,069,667
Electric Utilities	0.8	9,458,594
Consumer Staples Distribution & Retail	0.8	9,322,789
Household Products	0.8	9,268,490
Leisure Equipment & Products	0.7	8,667,387
Automobile Components	0.7	8,022,057
TOTAL COMMON STOCKS	98.9%	$1,178,127,272
REPURCHASE AGREEMENT	1.0	12,304,113
INVESTMENT OF SECURITY LENDING COLLATERAL	1.6	19,230,767
TOTAL INVESTMENTS	101.5%	$1,209,662,152
See Notes to Financial Statements.
107

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 2.2%
4,089	RTX Corp.	$415,115
	Air Freight & Logistics — 2.1%
2,695	United Parcel Service, Inc. Class B	397,459
	Banks — 3.4%
3,322	JPMorgan Chase & Co.	636,960
	Beverages — 2.3%
2,433	PepsiCo, Inc.	427,989
	Biotechnology — 2.3%
1,543	Amgen, Inc.	422,689
	Capital Markets — 7.6%
1,019	Ameriprise Financial, Inc.	419,614
328	BlackRock, Inc.	247,522
4,903	Charles Schwab Corp.	362,577
4,229	Morgan Stanley	384,162
		1,413,875
	Chemicals — 4.1%
1,571	Air Products & Chemicals, Inc.	371,290
2,947	PPG Industries, Inc.	380,163
		751,453
	Communications Equipment — 2.4%
9,680	Cisco Systems, Inc.	454,766
	Consumer Staples Distribution & Retail — 1.7%
2,273	Dollar General Corp.	316,379
	Distributors — 1.9%
2,189	Genuine Parts Co.	344,133
	Electric Utilities — 2.1%
10,458	Exelon Corp.	393,012
	Electrical Equipment — 2.4%
1,384	Eaton Corp. PLC	440,472
	Electronic Equipment, Instruments & Components — 2.0%
2,676	TE Connectivity Ltd.	378,600
	Financial Services — 2.2%
6,099	Fidelity National Information Services, Inc.	414,244
	Food Products — 1.9%
4,781	Mondelez International, Inc. Class A	343,945
	Ground Transportation — 2.5%
1,918	Union Pacific Corp.	454,873
	Health Care Equipment & Supplies — 5.9%
4,031	Abbott Laboratories	427,165
1,365	Becton Dickinson & Co.	320,229
4,294	Medtronic PLC	344,551
		1,091,945
	Health Care Providers & Services — 2.3%
3,116	Quest Diagnostics, Inc.	430,569
	Hotels, Restaurants & Leisure — 4.4%
1,684	McDonald’s Corp.	459,799
See Notes to Financial Statements.
108

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
3,958	Starbucks Corp.	$350,244
		810,043
	Household Products — 1.9%
2,171	Procter & Gamble Co.	354,307
	Insurance — 7.0%
4,612	Aflac, Inc.	385,795
3,236	Allstate Corp.	550,314
991	Everest Group Ltd.	363,112
		1,299,221
	IT Services — 2.0%
1,216	Accenture PLC Class A	365,907
	Machinery — 4.0%
1,253	Illinois Tool Works, Inc.	305,870
1,647	Snap-on, Inc.	441,330
		747,200
	Media — 3.6%
10,037	Comcast Corp. Class A	382,510
9,457	Interpublic Group of Cos., Inc.	287,871
		670,381
	Multi-Utilities — 2.5%
4,172	DTE Energy Co.	460,255
	Oil, Gas & Consumable Fuels — 5.0%
2,751	Chevron Corp.	443,654
3,347	Phillips 66	479,324
		922,978
	Personal Care Products — 2.3%
22,930	Kenvue, Inc.	431,543
	Pharmaceuticals — 3.3%
6,595	Bristol-Myers Squibb Co.	289,784
2,180	Johnson & Johnson	315,206
		604,990
	Professional Services — 1.8%
2,816	Paychex, Inc.	334,569
	Semiconductors & Semiconductor Equipment — 2.6%
2,685	Texas Instruments, Inc.	473,688
	Software — 2.6%
4,163	Oracle Corp.	473,541
	Specialty Retail — 3.1%
954	Home Depot, Inc.	318,846
2,021	Ross Stores, Inc.	261,820
		580,666
	Technology Hardware, Storage & Peripherals — 2.3%
4,103	NetApp, Inc.	419,368
	TOTAL COMMON STOCKS (Cost $13,210,404)	18,477,135
See Notes to Financial Statements.
109

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.1%
$11,854	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $11,855, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $12,200, coupon rate of 4.875%, due 4/30/26, market value of $12,260)	$11,854
TOTAL REPURCHASE AGREEMENT (Cost $11,854)		11,854
TOTAL INVESTMENTS (Cost $13,222,258)	99.8%	$18,488,989
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	40,400
NET ASSETS	100.0%	$18,529,389

*	Percentages indicated are based on net assets.
See Notes to Financial Statements.
110

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2024, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Capital Markets	7.6%	$1,413,875
Insurance	7.0	1,299,221
Health Care Equipment & Supplies	5.9	1,091,945
Oil, Gas & Consumable Fuels	5.0	922,978
Hotels, Restaurants & Leisure	4.4	810,043
Chemicals	4.1	751,453
Machinery	4.0	747,200
Media	3.6	670,381
Banks	3.4	636,960
Pharmaceuticals	3.3	604,990
Specialty Retail	3.1	580,666
Semiconductors & Semiconductor Equipment	2.6	473,688
Software	2.6	473,541
Multi-Utilities	2.5	460,255
Ground Transportation	2.5	454,873
Communications Equipment	2.4	454,766
Electrical Equipment	2.4	440,472
Personal Care Products	2.3	431,543
Health Care Providers & Services	2.3	430,569
Beverages	2.3	427,989
Biotechnology	2.3	422,689
Technology Hardware, Storage & Peripherals	2.3	419,368
Aerospace & Defense	2.2	415,115
Financial Services	2.2	414,244
Air Freight & Logistics	2.1	397,459
Electric Utilities	2.1	393,012
Electronic Equipment, Instruments & Components	2.0	378,600
IT Services	2.0	365,907
Household Products	1.9	354,307
Distributors	1.9	344,133
Food Products	1.9	343,945
Professional Services	1.8	334,569
Consumer Staples Distribution & Retail	1.7	316,379
TOTAL COMMON STOCKS	99.7%	$18,477,135
REPURCHASE AGREEMENT	0.1	11,854
TOTAL INVESTMENTS	99.8%	$18,488,989
See Notes to Financial Statements.
111

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 4.4%
22,100	SPDR S&P 500 ETF Trust[1]	$11,093,759
30,000	Vanguard S&P 500 ETF[1]	13,842,900
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	24,936,659
Face Amount
U.S. TREASURY BILLS* — 19.9%
$37,500,000	U.S. Treasury Bill, 5.153% due 06/13/24[1]	37,264,187
42,000,000	U.S. Treasury Bill, 5.119% due 08/8/24[1]	41,395,357
36,000,000	U.S. Treasury Bill, 5.320% due 10/10/24[1]	35,161,056
	TOTAL U.S. TREASURY BILLS (Cost $113,852,205)	113,820,600
REPURCHASE AGREEMENT* — 0.8%
4,453,877	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $4,454,075, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $4,552,100, coupon rate of 4.875%, due 4/30/26, market value of $4,543,108)	4,453,877
	TOTAL REPURCHASE AGREEMENT (Cost $4,453,877)	4,453,877
TOTAL PURCHASED OPTIONS (Cost $572,631,966)	90.9%	520,683,000
TOTAL INVESTMENTS (Cost $697,368,657)	116.0%	$663,894,136
LIABILITIES IN EXCESS OF OTHER ASSETS	(16.0)	(91,408,605)
NET ASSETS[2]	100.0%	$572,485,531

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $1,298,306 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
112

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	06/21/24	USD	3,400	$1,712,134,600	$360,077,000	$401,814,341	$(41,737,341)
S&P 500 Index	OCC**	4,000.00	12/20/24	USD	1,000	503,569,000	116,930,000	128,621,000	(11,691,000)
TOTAL CALLS						$2,215,703,600	$477,007,000	$530,435,341	$(53,428,341)
PUTS:
S&P 500 Index	OCC**	5,000.00	06/21/24	USD	3,400	1,712,134,600	26,231,000	25,415,625	815,375
S&P 500 Index	OCC**	5,000.00	12/20/24	USD	1,000	503,569,000	17,445,000	16,781,000	664,000
TOTAL PUTS						$2,215,703,600	$43,676,000	$42,196,625	$1,479,375
TOTAL PURCHASED OPTIONS						$4,431,407,200	$520,683,000	$572,631,966	$(51,948,966)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	06/21/24	USD	3,400	1,712,134,600	(48,008,000)	(89,182,525)	41,174,525
S&P 500 Index	OCC**	5,000.00	12/20/24	USD	1,000	503,569,000	(34,570,000)	(45,106,500)	10,536,500
TOTAL CALLS						$2,215,703,600	$(82,578,000)	$(134,289,025)	$51,711,025
PUTS:
S&P 500 Index	OCC**	5,000.00	05/17/24	USD	850	428,033,650	(3,867,500)	(8,101,826)	4,234,326
S&P 500 Index	OCC**	5,040.00	05/17/24	USD	50	25,178,450	(301,750)	(595,475)	293,725
S&P 500 Index	OCC**	5,050.00	05/17/24	USD	100	50,356,900	(649,000)	(1,197,700)	548,700
S&P 500 Index	OCC**	4,000.00	06/21/24	USD	3,400	1,712,134,600	(1,105,000)	(3,138,735)	2,033,735
S&P 500 Index	OCC**	4,000.00	12/20/24	USD	1,000	503,569,000	(3,345,000)	(4,301,500)	956,500
TOTAL PUTS						$2,719,272,600	$(9,268,250)	$(17,335,236)	$8,066,986
TOTAL WRITTEN OPTIONS						$4,934,976,200	$(91,846,250)	$(151,624,261)	$59,778,011

**	The Options Clearing Corp
See Notes to Financial Statements.
113

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
SECTOR DIVERSIFICATION*
On April 30, 2024, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	90.9%	$520,683,000
U.S. Treasury Bills	19.9	113,820,600
Exchange-Traded Funds	4.4	24,936,659
TOTAL	115.2%	$659,440,259
REPURCHASE AGREEMENT	0.8	4,453,877
TOTAL INVESTMENTS	116.0%	$663,894,136

*	This table does not include written options. Please refer to the schedule of investments for information on written options.
See Notes to Financial Statements.
114

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 21.3%
9,700	iShares MSCI EAFE ETF	$749,519
116,600	iShares MSCI Emerging Markets ETF	4,779,434
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,200,078)	5,528,953
Face Amount
U.S. TREASURY BILLS* — 18.1%
$2,250,000	U.S. Treasury Bill, 5.153% due 06/13/24[1]	2,235,851
2,500,000	U.S. Treasury Bill, 5.119% due 08/8/24[1]	2,464,010
	TOTAL U.S. TREASURY BILLS (Cost $4,701,546)	4,699,861
REPURCHASE AGREEMENT* — 1.5%
378,584	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $378,601, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $387,000, coupon rate of 4.875%, due 4/30/26, market value of $386,302)	378,584
	TOTAL REPURCHASE AGREEMENT (Cost $378,584)	378,584
TOTAL PURCHASED OPTIONS (Cost $18,801,424)	65.8%	17,043,000
TOTAL INVESTMENTS (Cost $29,081,632)	106.7%	$27,650,398
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.7)	(1,748,039)
NET ASSETS[2]	100.0%	$25,902,359

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $729,428 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
115

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	06/21/24	USD	150	$75,535,350	$15,885,750	$17,656,399	$(1,770,649)
PUTS:
S&P 500 Index	OCC**	5,000.00	06/21/24	USD	150	75,535,350	1,157,250	1,145,025	12,225
TOTAL PURCHASED OPTIONS						$151,070,700	$17,043,000	$18,801,424	$(1,758,424)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	06/21/24	USD	150	75,535,350	(2,118,000)	(3,882,975)	1,764,975
PUTS:
iShares MSCI EAFE ETF	OCC**	75.00	05/17/24	USD	300	2,318,100	(8,100)	(24,669)	16,569
Russell 2000 Index	OCC**	2,000.00	05/17/24	USD	12	2,368,692	(59,100)	(95,985)	36,885
S&P 500 Index	OCC**	5,100.00	05/17/24	USD	25	12,589,225	(228,875)	(399,985)	171,110
S&P 500 Index	OCC**	4,000.00	06/21/24	USD	150	75,535,350	(48,750)	(142,225)	93,475
TOTAL PUTS						$92,811,367	$(344,825)	$(662,864)	$318,039
TOTAL WRITTEN OPTIONS						$168,346,717	$(2,462,825)	$(4,545,839)	$2,083,014

**	The Options Clearing Corp
See Notes to Financial Statements.
116

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
SECTOR DIVERSIFICATION*
On April 30, 2024, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	65.8%	$17,043,000
Exchange-Traded Funds	21.3	5,528,953
U.S. Treasury Bills	18.1	4,699,861
TOTAL	105.2%	$27,271,814
REPURCHASE AGREEMENT	1.5	378,584
TOTAL INVESTMENTS	106.7%	$27,650,398

*	This table does not include written options. Please refer to the schedule of investments for information on written options.
See Notes to Financial Statements.
117

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 15.0%
	Federal Home Loan Bank — 8.8%
$8,000,000	2.750% due 12/13/24	$7,871,638
8,000,000	0.375% due 9/23/25[1]	7,487,619
1,455,000	4.125% due 1/15/27[1]	1,426,201
11,500,000	3.250% due 11/16/28[1]	10,796,994
4,000,000	6.250% due 7/15/32[1]	4,394,459
		31,976,911
	Federal National Mortgage Association — 6.2%
6,000,000	2.625% due 9/6/24[1]	5,942,302
3,960,000	2.125% due 4/24/26	3,743,342
12,000,000	5.625% due 7/15/37	12,833,218
		22,518,862
	TOTAL AGENCY NOTES (Cost $58,028,611)	54,495,773
MORTGAGE-BACKED SECURITIES*,2 — 36.3%
	Federal Home Loan Mortgage Corporation — 16.5%
1,080,009	# J38111, 3.000% due 12/1/32	1,008,299
115,182	# A69653, 5.500% due 12/1/37	114,552
132,587	# A73370, 5.000% due 2/1/38	129,207
107,241	# A90421, 4.500% due 12/1/39	102,065
423,485	# A97620, 4.500% due 3/1/41	403,042
703,057	# C03770, 3.500% due 2/1/42	631,263
328,028	# Q07651, 3.500% due 4/1/42	294,492
766,069	# Q41208, 3.500% due 6/1/46	675,876
3,137,500	# G08737, 3.000% due 12/1/46	2,664,336
1,118,371	# Q45735, 3.000% due 1/1/47	949,329
1,921,038	# Q46279, 3.500% due 2/1/47	1,691,305
2,009,834	# Q47596, 4.000% due 4/1/47	1,841,254
6,661,132	# RA3173, 3.000% due 7/1/50	5,563,312
10,063,109	# SD8152, 3.000% due 6/1/51	8,359,221
6,545,724	# SD8196, 3.500% due 2/1/52	5,671,095
13,486,761	# SD8201, 3.000% due 3/1/52	11,148,810
4,537,832	# SD1117, 4.500% due 6/1/52	4,194,273
4,542,528	# SD8257, 4.500% due 10/1/52	4,187,652
7,211,442	# SD8277, 5.500% due 12/1/52	7,017,044
3,444,351	# QF6499, 5.000% due 1/1/53	3,279,582
		59,926,009
	Federal National Mortgage Association — 19.8%
128,535	# AB3900, 3.000% due 11/1/26	124,694
145,357	# AK4751, 3.000% due 4/1/27	140,562
354,511	# AO0533, 3.000% due 6/1/27	341,986
1,130,214	# BC2462, 3.000% due 2/1/31	1,064,387
2,818,666	# AS7429, 2.500% due 6/1/31	2,608,000
1,859,656	# MA3391, 3.000% due 6/1/33	1,706,176
145,564	# 973241, 5.000% due 3/1/38	141,714
143,690	# AD7128, 4.500% due 7/1/40	136,384
7,662,733	# MA4152, 2.000% due 10/1/40	6,249,724
1,400,784	# AH1568, 4.500% due 12/1/40	1,331,327
514,859	# AH6991, 4.000% due 1/1/41	472,984
421,260	# AH4004, 4.500% due 3/1/41	400,400
325,240	# AH8351, 4.000% due 3/1/41	298,742
398,362	# AJ1315, 4.000% due 9/1/41	366,024
511,418	# AI8779, 4.000% due 11/1/41	469,745
710,331	# AJ5958, 4.000% due 12/1/41	652,432
256,321	# AK5070, 3.500% due 3/1/42	229,818
1,051,528	# AK5426, 3.500% due 3/1/42	942,817
2,898,897	# AT7682, 3.500% due 6/1/43	2,599,069
1,268,768	# AS6326, 3.500% due 12/1/45	1,117,246
See Notes to Financial Statements.
118

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$1,017,518	# AS6881, 3.500% due 3/1/46	$895,207
1,357,563	# BC0960, 4.000% due 6/1/46	1,243,163
757,013	# AS8966, 4.000% due 3/1/47	692,355
900,093	# AS9988, 4.500% due 7/1/47	846,408
1,347,117	# MA3210, 3.500% due 12/1/47	1,184,457
1,137,950	# BJ9251, 3.500% due 6/1/48	1,000,530
4,329,889	# FM3727, 3.000% due 7/1/50	3,626,134
4,615,375	# BQ2863, 2.500% due 9/1/50	3,689,652
8,017,561	# CA7231, 2.500% due 10/1/50	6,400,445
10,137,741	# MA4847, 6.000% due 11/1/52	10,080,501
11,450,204	# FS5432, 6.000% due 8/1/53	11,363,117
9,907,046	# MA5138, 5.500% due 9/1/53	9,618,722
		72,034,922
	Government National Mortgage Association — 0.0%
122,522	# 698235, 5.000% due 6/15/39	120,632
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $150,576,875)	132,081,563
CORPORATE NOTES* — 25.5%
	Banking — 2.8%
5,000,000	Bank of America Corp., (3 mo. SOFR + 1.77%), 3.705% due 4/24/28[3]	4,734,587
6,000,000	JPMorgan Chase & Co., (3 mo. SOFR + 1.21%), 3.509% due 1/23/29[3]	5,590,766
		10,325,353
	Beverages, Food & Tobacco — 2.5%
10,000,000	Archer-Daniels-Midland Co., 3.250% due 3/27/30	8,922,456
	Computer Software & Processing — 4.0%
1,000,000	Alphabet, Inc., 2.050% due 8/15/50	558,051
7,900,000	Meta Platforms, Inc., 3.850% due 8/15/32	7,172,594
8,000,000	Microsoft Corp., 3.450% due 8/8/36	6,812,166
		14,542,811
	Electric Utilities — 2.2%
4,140,000	DTE Electric Co., 4.300% due 7/1/44	3,408,570
5,000,000	Duke Energy Progress LLC, 5.350% due 3/15/53	4,640,045
		8,048,615
	Electronics — 1.9%
4,000,000	Emerson Electric Co., 1.800% due 10/15/27	3,584,292
4,000,000	QUALCOMM, Inc., 1.300% due 5/20/28	3,456,414
		7,040,706
	Financial Services — 3.7%
5,000,000	Bank of America Corp., (SOFR + 1.33%), 2.972% due 2/4/33[3]	4,127,788
5,000,000	Bank of America Corp., (SOFR + 1.58%), 3.311% due 4/22/42[3]	3,679,312
See Notes to Financial Statements.
119

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Financial Services — (Continued)
$5,901,000	BlackRock, Inc., 4.750% due 5/25/33	$5,679,191
		13,486,291
	Heavy Machinery — 1.0%
4,000,000	Caterpillar, Inc., 2.600% due 4/9/30[1]	3,484,743
	Insurance — 1.3%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	4,802,404
	Media - Broadcasting & Publishing — 1.8%
7,000,000	Comcast Corp., 3.150% due 2/15/28	6,488,077
	Oil & Gas — 1.2%
5,000,000	Exxon Mobil Corp., 4.227% due 3/19/40	4,350,186
	Pharmaceuticals — 2.1%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	2,747,337
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	4,895,295
		7,642,632
	Transportation — 1.0%
4,000,000	United Parcel Service, Inc., 3.400% due 3/15/29	3,716,198
	TOTAL CORPORATE NOTES (Cost $102,476,567)	92,850,472
U.S. TREASURY NOTES/BONDS* — 22.0%
4,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	4,191,719
4,000,000	U.S. Treasury Bonds, 4.375% due 11/15/39	3,824,531
4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	3,173,438
5,000,000	U.S. Treasury Bonds, 3.250% due 5/15/42	4,016,211
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	7,678,477
10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	6,411,328
9,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	6,629,063
5,000,000	U.S. Treasury Bonds, 3.125% due 5/15/48	3,745,508
2,500,000	U.S. Treasury Notes, 2.875% due 5/31/25	2,437,988
10,000,000	U.S. Treasury Notes, 1.875% due 7/31/26	9,344,531
8,000,000	U.S. Treasury Notes, 2.750% due 5/31/29	7,290,312
7,000,000	U.S. Treasury Notes, 3.250% due 6/30/29	6,526,133
4,000,000	U.S. Treasury Notes, 0.625% due 5/15/30	3,148,281
10,000,000	U.S. Treasury Notes, 1.875% due 2/15/32	8,173,437
See Notes to Financial Statements.
120

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$4,000,000	U.S. Treasury Notes, 3.875% due 8/15/33	$3,755,000
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $95,919,793)	80,345,957
REPURCHASE AGREEMENT* — 0.5%
1,988,738	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $1,988,826, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $2,032,600, coupon rate of 4.875%, due 4/30/26, market value of $2,028,589)	1,988,738
	TOTAL REPURCHASE AGREEMENT (Cost $1,988,738)	1,988,738
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.4%
19,578,730	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%[4]	19,578,730
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $19,578,730)	19,578,730
TOTAL INVESTMENTS (Cost $428,569,314)	104.7%	$381,341,233
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.7)	(17,232,195)
NET ASSETS	100.0%	$364,109,038

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at April 30, 2024.
[3]	Floating Rate Bond. Rate shown is as of April 30, 2024.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2024.
See Notes to Financial Statements.
121

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2024, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
Sector:
Federal National Mortgage Association	26.0%	$94,553,784
Corporate	25.5	92,850,472
U.S. Treasury Notes/Bonds	22.0	80,345,957
Federal Home Loan Mortgage Corporation	16.5	59,926,009
Federal Home Loan Bank	8.8	31,976,911
Government National Mortgage Association	0.0	120,632
TOTAL	98.8%	$359,773,765
REPURCHASE AGREEMENT	0.5	1,988,738
INVESTMENT OF SECURITY LENDING COLLATERAL	5.4	19,578,730
TOTAL INVESTMENTS	104.7%	$381,341,233
See Notes to Financial Statements.
122

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 1.7%
	Health Care Services — 1.7%
$500,000	CommonSpirit Health, 6.073% due 11/1/27	$509,936
	TOTAL CORPORATE NOTES (Cost $500,000)	509,936
MUNICIPAL BONDS* — 94.4%
	Alabama — 1.4%
250,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series C, 5.500% due 6/1/26	256,649
150,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series D1, 4.000% due 12/1/24	149,761
		406,410
	Arizona — 1.7%
500,000	Chandler Industrial Development Authority, AZ, Intel Corporation Project, Revenue Bonds, 3.800% due 12/1/35[1]	502,327
	California — 8.9%
500,000	California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds, 5.000% due 10/1/28	512,686
500,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, AMT, Series A, 5.000% due 5/15/25	506,168
450,000	Golden State Tobacco Securitization Corp., CA, Revenue Bonds, Taxable Refunding, (State Appropriations), 1.400% due 6/1/25	430,840
400,000	Los Angeles Unified School District, CA, General Obligation Unlimited, Refunding, Series A, 5.000% due 7/1/28	431,615
250,000	San Diego County Regional Airport Authority, CA, Revenue Bonds, AMT, 5.000% due 7/1/28	263,127
500,000	State of California, General Obligation Unlimited, Refunding, 5.000% due 9/1/28	539,338
		2,683,774
	Colorado — 2.5%
750,000	E-470 Public Highway Authority, CO, Revenue Bonds, Variable Refunding, Series B, (SOFR*0.67+0.35%), 3.914% due 9/1/39[2]	748,828
	Connecticut — 0.9%
250,000	State of Connecticut, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/28	269,250
	District Of Columbia — 1.7%
500,000	Metropolitan Washington Airports Authority, DC, Aviation Revenue, Revenue Bonds, AMT, Refunding, Series A, 5.000% due 10/1/24	501,604
	Florida — 9.9%
230,000	City of Fort Myers, FL, Utility System Revenue, Revenue Bonds, Series A, 4.000% due 10/1/25	231,261
500,000	County of Broward, FL, Port Facilities Revenue, Revenue Bonds, AMT, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	501,131
250,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	254,559
290,000	Florida Department of Management Services, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/28	307,309
500,000	Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Series A-1, 5.000% due 9/1/26	512,980
390,000	Manatee County Port Authority, FL, Revenue Bonds, Taxable Refunding, 0.619% due 10/1/24	382,419
515,000	Miami-Dade County Expressway Authority, FL, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	515,598
See Notes to Financial Statements.
123

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$260,000	School Board of Miami-Dade County, FL, Certificate Participation, Refunding, Series D, 5.000% due 2/1/26	$265,591
		2,970,848
	Georgia — 2.7%
525,000	City of Atlanta, GA, Department of Aviation, Revenue Bonds, AMT, Series C, 5.000% due 7/1/27	546,049
160,000	Main Street Natural Gas, Inc., GA, Revenue Bonds, Series E-1, 5.000% due 12/1/28	166,023
105,000	Municipal Electric Authority of Georgia, Project No.1, Revenue Bonds, Taxable Refunding, Series B, 1.421% due 1/1/25	102,168
		814,240
	Guam — 0.8%
240,000	Guam Government Waterworks Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/28	253,853
	Hawaii — 0.9%
275,000	State of Hawaii, General Obligation Unlimited, Series GM, 5.000% due 10/1/27	275,959
	Illinois — 7.7%
500,000	Chicago Midway International Airport, IL, Revenue Bonds, AMT, Refunding, Series C, 5.000% due 1/1/28	520,114
130,000	Chicago O’Hare International Airport, IL, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 1/1/28	136,405
390,000	Metropolitan Pier and Exposition Authority, IL, Revenue Bonds, Refunding, 5.000% due 12/15/27	407,170
	State of Illinois, General Obligation Unlimited, Series A:
350,000	5.000% due 12/1/24	351,972
400,000	5.000% due 3/1/25	403,495
500,000	State of Illinois, Sales Tax Revenue, Revenue Bonds, Series B, 0.941% due 6/15/24	497,150
		2,316,306
	Kentucky — 2.7%
400,000	Kentucky Public Energy Authority, Revenue Bonds, Refunding, Series A-1, 5.000% due 8/1/28	406,513
285,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 112, Series B, (State Appropriations), 5.000% due 11/1/24	286,790
125,000	Louisville & Jefferson County Metropolitan Government, KY, Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/24	125,463
		818,766
	Louisiana — 1.4%
400,000	Ernest N Morial New Orleans Exhibition Hall Authority, LA, Special Tax, Refunding, 5.000% due 7/15/25	404,181
	Michigan — 1.7%
500,000	Eaton Rapids Public Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/25	501,775
	Minnesota — 1.9%
565,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 1/1/26	574,294
	Mississippi — 0.8%
250,000	Mississippi Development Bank, Jackson Public School District, Revenue Bonds, General Obligation (BAM Insured), 5.000% due 10/1/24	251,146
See Notes to Financial Statements.
124

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Nebraska — 1.8%
$500,000	Nebraska Public Power District, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/28	$532,456
	Nevada — 1.7%
300,000	County of Clark, NV, Department of Aviation, Revenue Bonds, AMT, Refunding, 5.000% due 7/1/24	300,274
195,000	Las Vegas Valley Water District, NV, General Obligation Limited, Series A, 5.000% due 6/1/26	197,925
		498,199
	New Jersey — 7.0%
195,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series B, 4.000% due 11/1/25	195,816
510,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series RRR, 5.000% due 3/1/25	514,788
375,000	New Jersey Economic Development Authority, State Government Building Project, Revenue Bonds, Series A, 5.000% due 6/15/25	380,004
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Series-AA, 5.000% due 6/15/27	523,028
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A-1, 5.000% due 6/15/24	500,506
		2,114,142
	New York — 1.7%
500,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	518,564
	Oregon — 1.0%
285,000	Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Series A, 5.000% due 9/1/28	295,306
	Pennsylvania — 8.7%
500,000	Allegheny County Higher Education Building Authority, PA, Revenue Bonds, (SOFR*0.70+0.29%), 4.014% due 2/1/33[2]	493,743
325,000	Allegheny County Hospital Development Authority, PA, Revenue Bonds, Refunding, University of Pittsburgh Medical Center, Series A, 5.000% due 7/15/25	330,285
215,000	Bensalem Township School District, PA, General Obligation Limited, Taxable Refunding (State Aid Withholding), 1.972% due 6/1/24	214,386
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 7/1/24	515,394
400,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding, Series 2, 5.000% due 1/15/28	417,493
125,000	Cumberland County Municipal Authority, PA, Revenue Bonds, 5.000% due 11/1/26	128,695
325,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Series B, 5.000% due 5/15/26	334,202
190,000	Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Series A-2, 5.000% due 12/1/24	191,403
		2,625,601
	South Carolina — 2.8%
250,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/24	251,265
400,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/24	402,025
200,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/24	201,012
		854,302
See Notes to Financial Statements.
125

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Tennessee — 2.5%
$250,000	County of Hamilton, TN, General Obligation Unlimited, Series A, 5.000% due 4/1/25	$253,353
500,000	Metropolitan Government of Nashville & Davidson County, TN, General Obligation Unlimited, Refunding, 5.000% due 1/1/25	504,630
		757,983
	Texas — 11.9%
170,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Refunding, Series C, 5.000% due 7/1/24	170,130
190,000	County of Williamson, TX, General Obligation Limited, Refunding, 5.000% due 2/15/26	191,765
500,000	Dallas Fort Worth International Airport, TX, Revenue Bonds, Refunding, AMT, Series C, 5.000% due 11/1/26	514,635
175,000	Lago Vista Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/27	184,528
250,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, Series 2022, 5.000% due 5/15/24	250,083
500,000	North Texas Tollway Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	522,101
475,000	San Antonio Water System, TX, Revenue Bonds, Series A, Refunding, 5.000% due 5/15/26	490,893
500,000	San Marcos Consolidated Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/28	537,638
500,000	State of Texas, General Obligation Unlimited, Refunding, Series B, 4.000% due 8/1/27	501,828
200,000	Waco Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/25	203,661
		3,567,262
	Virginia — 2.0%
585,000	Virginia College Building Authority, Revenue Bonds, Refunding, Series B (State Intercept), 5.000% due 9/1/26	597,033
	Wisconsin — 5.7%
300,000	City of Milwaukee, WI, General Obligation Unlimited, Refunding, Series N-4, 5.000% due 4/1/25	302,757
410,000	City of West Allis, WI, General Obligation Unlimited, Refunding, 2.250% due 4/1/28	382,107
500,000	Wisconsin Health & Educational Facilities Authority, Forensic Science & Protective Medicine Collaboration, Revenue Bonds, 5.000% due 8/1/27[3]	508,612
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
220,000	5.000% due 11/15/25	220,990
300,000	5.000% due 11/15/26	301,542
		1,716,008
	TOTAL MUNICIPAL BONDS (Cost $28,612,798)	28,370,417
U.S. TREASURY BILLS* — 2.7%
50,000	U.S. Treasury Bill, 4.936% due 5/16/24	49,890
800,000	U.S. Treasury Bill, 4.899% due 12/26/24	773,250
	TOTAL U.S. TREASURY BILLS (Cost $824,928)	823,140
See Notes to Financial Statements.
126

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.1%
$39,101	With Fixed Income Clearing Corp., dated 4/30/24, 1.60%, principal and interest in the amount of $39,103, due 5/1/24, (collateralized by a U.S. Treasury Note with a par value of $40,000, coupon rate of 4.875%, due 4/30/26, market value of $39,958)	$39,101
TOTAL REPURCHASE AGREEMENT (Cost $39,101)		39,101
TOTAL INVESTMENTS (Cost $29,976,827)	98.9%	$29,742,594
OTHER ASSETS IN EXCESS OF LIABILITIES	1.1	322,823
NET ASSETS	100.0%	$30,065,417

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2024.
[2]	Floating Rate Bond. Rate shown is as of April 30, 2024.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2024, these securities, which are not illiquid, amounted to $508,612 or 1.7% of net assets for the Fund.

Abbreviations:
AMT — Alternative Minimum Tax
BAM — Build America Mutual
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
127

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2024, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Municipal Bonds	94.4%	$28,370,417
U.S. Treasury Bills	2.7	823,140
Corporate Notes	1.7	509,936
TOTAL	98.8%	$29,703,493
REPURCHASE AGREEMENT	0.1	39,101
TOTAL INVESTMENTS	98.9%	$29,742,594
See Notes to Financial Statements.
128

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.6%
	Health Care Services — 0.1%
$300,000	Tower Health, 4.451% due 2/1/50	$148,717
	Lodging — 0.5%
1,000,000	Wild Rivers Water Park, 8.500% due 11/1/51[1]	614,122
	TOTAL CORPORATE NOTES (Cost $990,024)	762,839
MUNICIPAL BONDS* — 100.4%
	Alabama — 1.1%
1,000,000	County of Jefferson, AL, Sewer Revenue Bonds, Warrants, Refunding, 5.500% due 10/1/53	1,068,693
500,000	Montgomery Medical Clinic Board, AL, Health Care Facility Revenue, Revenue Bonds, Refunding, 5.000% due 3/1/30	380,263
		1,448,956
	Arizona — 4.6%
555,000	Arizona Industrial Development Authority, Economic Development Revenue, Legacy Cares, Inc. Project, Revenue Bonds, Series A, 7.750% due 7/1/50[2,3]	33,300
500,000	Arizona Industrial Development Authority, Economic Development Revenue, Legacy Cares, Inc. Project, Revenue Bonds, Series C, 6.750% due 7/1/30[2,3]	30,000
250,000	Arizona Industrial Development Authority, Education Revenue, Cadence Campus Project, Revenue Bonds, Series A, 4.000% due 7/15/50[2]	196,208
500,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/42	429,899
100,000	Arizona Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 7/1/51[2]	86,307
250,000	Glendale Industrial Development Authority, AZ, Senior Living Facility, Revenue Bonds, Refunding, 5.000% due 5/15/39	239,539
500,000	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	501,514
	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
70,000	5.750% due 7/1/24[2]	70,113
500,000	6.750% due 7/1/44[2]	501,213
500,000	Industrial Development Authority of the City of Phoenix, AZ, Legacy Traditional Schools Projects, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	473,653
110,000	Industrial Development Authority of the County of Pima, AZ, American Leadership Academy Project, Education Revenue, Revenue Bonds, 4.000% due 6/15/41[2]	92,974
290,000	La Paz County Industrial Development Authority, AZ, Revenue Bonds, Series A, 5.000% due 2/15/46[2]	249,602
750,000	Maricopa County Industrial Development Authority, AZ, Educational Revenue, Paradise Schools Project, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	754,477
1,000,000	Maricopa County Industrial Development Authority, AZ, Honor Health, Revenue Bonds, Refunding, Series D, 5.000% due 12/1/45[4]	1,042,139
500,000	Maricopa County Industrial Development Authority, AZ, Revenue Bonds, AMT, 4.000% due 10/15/47[2]	427,888
375,000	Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series A, 6.000% due 7/1/52[2]	380,880
150,000	Tempe Industrial Development Authority, AZ, Friendship Village of Tempe Project, Revenue Bonds, 5.000% due 12/1/54	133,099
See Notes to Financial Statements.
129

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arizona — (Continued)
$250,000	Tempe Industrial Development Authority, AZ, Friendship Village of Tempe Project, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/38	$220,529
		5,863,334
	Arkansas — 0.9%
1,000,000	Arkansas Development Finance Authority, Revenue Bonds, 7.375% due 7/1/48[2]	1,087,803
	California — 9.4%
954,188	ARC70 II Trust, CA, Revenue bonds, Series I, Class A, 4.840% due 4/1/65[2,5]	932,610
500,000	California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds, Series C, 5.250% due 1/1/54[5]	521,612
500,000	California Community Housing Agency, Glendale Properties, Revenue Bonds, Series A-1, 4.000% due 2/1/56[2]	408,529
2,500,000	California Community Housing Agency, Revenue Bonds, Series A-2, 0.000% due 8/1/65[2,6]	146,360
1,000,000	California Community Housing Agency, Revenue Bonds, Series B, 5.500% due 2/1/40[2]	931,107
250,000	California Community Housing Agency, Verdant at Green Valley Project, Revenue Bonds, Series A, 5.000% due 8/1/49[2]	233,670
327,262	California Housing Finance Agency, Revenue Bonds, Series A-3, Class A, 3.250% due 8/20/36	296,770
1,850,000	California Infrastructure & Economic Development Bank, Cabs-Sub-WFCS- Portfolio Project, Revenue Bonds, Series B, 0.000% due 1/1/61[2,6]	125,055
360,000	California Municipal Finance Authority, Educational Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/36	362,757
335,000	California School Finance Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	328,218
250,000	California Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, Refunding, 5.000% due 5/15/29	255,761
645,000	California Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	594,807
110,000	Chino Valley Unified School District, CA, General Obligation Unlimited, Election of 2016, Series C, 0.000% due 8/1/35[6]	71,585
250,000	City & County of San Francisco Community Facilities District No. 2016-1, CA, Special Tax, Revenue Bond, Series 2022-A, 4.000% due 9/1/42[2]	225,112
465,000	CMFA Special Finance Agency XII, CA, Revenue Bonds, Series A-1, 3.250% due 2/1/57[2]	333,352
	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series A-2:
500,000	3.250% due 7/1/56[2]	338,955
200,000	4.000% due 9/1/56[2]	143,118
500,000	3.250% due 4/1/57[2]	351,340
500,000	3.250% due 5/1/57[2]	343,975
100,000	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series B, 4.000% due 12/1/56[2]	72,636
4,000,000	Golden State Tobacco Securitization Corp., CA, Revenue Bonds, Refunding, Series B-2, 0.000% due 6/1/66[6]	404,512
200,000	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, Series A, 5.000% due 7/1/61[2]	178,465
1,000,000	Los Angeles Unified School District, CA, General Obligation Unlimited, Refunding, Series A, 5.000% due 7/1/31	1,135,222
720,000	Madera Unified School District, CA, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[6]	583,065
1,000,000	Northern California Energy Authority, Revenue Bonds, Series A-1, 5.000% due 12/1/54[5]	1,058,564
250,000	River Islands Public Financing Authority, CA, Special Tax, Series 1, 4.000% due 9/1/41	226,628
See Notes to Financial Statements.
130

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$500,000	River Islands Public Financing Authority, CA, Special Tax, Series A, 5.000% due 9/1/48	$492,241
500,000	River Islands Public Financing Authority, CA, Special Tax, Series B, 5.750% due 9/1/52	500,816
200,000	Seal Beach Community Facilities District No. 2005-1, CA, Special Tax, Refunding, 3.000% due 9/1/29	189,876
		11,786,718
	Colorado — 5.3%
206,000	Bradburn Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	197,286
417,000	Buffalo Ridge Metropolitan District, CO, General Obligation Limited, Series B, 7.375% due 12/15/47	400,568
1,000,000	Colorado Health Facilities Authority, Commonspirit Health, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/39	1,102,189
	Colorado Health Facilities Authority, Frasier Project, Revenue Bonds, Refunding, Series 2023-A:
55,000	4.000% due 5/15/41	47,939
215,000	4.000% due 5/15/48	173,009
500,000	Colorado Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	502,183
	Colorado Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding:
400,000	5.000% due 1/1/37	399,601
35,000	4.000% due 1/1/42	29,749
250,000	Colorado Health Facilities Authority, Revenue Bonds, 5.000% due 1/1/38	247,787
750,000	Longs Peak Metropolitan District, CO, General Obligation Limited, Series 2021, 5.250% due 12/1/51[2]	716,859
500,000	Parkside at City Centre Business Improvement District, CO, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	478,863
200,000	Rampart Range Metropolitan District No. 5, CO, Revenue Bonds, 4.000% due 12/1/51	147,788
500,000	Senac South Metropolitan District No.1, CO, General Obligation Limited, Series A-3, 5.250% due 12/1/51	429,353
	Southlands Metropolitan District No. 1, CO, General Obligation Unlimited, Series A-2:
160,000	3.500% due 12/1/27	153,024
325,000	5.000% due 12/1/47	310,445
	Vauxmont Metropolitan District, CO, General Obligation Limited, Refunding, (AGMC Insured):
250,000	5.000% due 12/1/32	270,869
160,000	5.000% due 12/15/32	165,789
500,000	Waterfront at Foster Lake Metropolitan District No.2, CO, Revenue Bonds, Series 2022, 4.625% due 12/1/28	464,878
500,000	Westerly Metropolitan District No. 4, CO, General Obligation Limited, Series A-1, 5.000% due 12/1/50	419,219
		6,657,398
	Connecticut — 0.5%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	344,264
165,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds Refunding, Series G-1, 5.000% due 7/1/50[2]	142,152
125,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series E, 4.000% due 7/1/41	103,239
45,000	Steel Point Infrastructure Improvement District, CT, Special Obligation Tax Allocation, Steelpointe Harbor Project, 4.000% due 4/1/51[2]	35,357
		625,012
See Notes to Financial Statements.
131

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Delaware — 0.4%
$498,099	Affordable Housing Tax-Exempt Bond Pass-Thru Trust, DE, Revenue Bonds, Series 2023-0001, 6.000% due 10/5/40[2]	$508,683
	District Of Columbia — 2.8%
2,000,000	District of Columbia Income Tax Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/35	2,358,899
3,415,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[6]	794,897
1,000,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series C, 0.000% due 6/15/55[6]	108,367
500,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series D, 0.000% due 6/15/55[6]	47,555
225,000	District of Columbia, KIPP Obligated Group, Revenue Bonds, Refunding, Series A, (MBIA Insured), 5.000% due 7/1/27	231,256
		3,540,974
	Florida — 5.7%
105,000	Alachua County Health Facilities Authority, FL, Revenue Bonds, Series 2021, 4.000% due 10/1/40	90,989
60,000	Capital Trust Agency Inc., FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Project, Revenue Bonds, Series A, 4.000% due 12/15/24	59,586
6,500,000	Capital Trust Agency Inc., FL, Revenue Bonds, Series B, 0.000% due 7/1/61[2,6]	404,852
500,000	City of Pompano Beach, FL, John Knox Vlg Project, Revenue Bonds, Series 2021-A, 4.000% due 9/1/56	371,553
1,000,000	County of Palm Beach FL, Revenue Bonds, 5.000% due 4/1/39[2]	1,002,979
300,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Revenue Bonds, AMT, Refunding, 5.000% due 7/1/37[4]	312,062
250,000	Florida Development Finance Corp., Educational Facilities Revenue, Central Charter School Project, Revenue Bonds, Refunding, 6.000% due 8/15/57[2]	240,909
500,000	Florida Development Finance Corp., Educational Facilities Revenue, Cornerstone Charter Academy Project, Revenue Bonds, Series 2022, 5.000% due 10/1/42[2]	482,987
100,000	Florida Development Finance Corp., Educational Facilities Revenue, IPS Florida LLC-IDEA Project, Revenue Bonds, Series 2022, 5.250% due 6/15/29[2]	101,908
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Project, Revenue Bonds, Refunding, Series C, 5.000% due 9/15/50[2]	125,728
225,000	Florida Development Finance Corp., Educational Facilities Revenue, UF Health Jacksonville Project, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/52	165,676
670,000	Florida Development Finance Corp., Revenue Bonds, AMT, 7.375% due 1/1/49[2]	716,882
765,000	Florida Housing Finance Corp., Revenue Bonds, Series 2, (GNMA / FNMA / FHLMC Insured), 3.000% due 7/1/52	735,178
285,000	Lee County Industrial Development Authority, FL, Healthcare Facilities, Healthpark Florida Inc Project, Revenue Bonds, Series A, 5.250% due 10/1/57	236,308
100,000	Palm Beach County Health Facilities Authority, FL, Green Cay Life Plan Village Project, Revenue Bonds, Series A, 11.500% due 7/1/27[2]	118,162
55,000	Palm Beach County Health Facilities Authority, FL, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	54,611
875,000	Pinellas County Industrial Development Authority, FL, Revenue Bonds, 5.000% due 7/1/29	889,723
See Notes to Financial Statements.
132

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
	Sarasota County Health Facilities Authority, FL, Retirement Facilities Revenue, Village on the Isle Project, Revenue Bonds, Series A:
$550,000	5.000% due 1/1/37	$543,362
250,000	5.000% due 1/1/42	235,700
210,000	Sawyers Landing Community Development District, FL, Special Assessment, 4.250% due 5/1/53	163,810
125,000	Town Center at Palm Coast Community Development District, FL, Special Assessment, 6.000% due 5/1/36	125,063
		7,178,028
	Georgia — 1.5%
	DeKalb County Housing Authority, GA, Revenue Bonds:
100,000	7.000% due 6/1/41[2]	100,297
430,000	6.170% due 6/1/53[2]	431,327
310,000	Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/50	306,298
1,000,000	Main Street Natural Gas, Inc., GA, Revenue Bonds, Series B, 5.000% due 12/1/52[5]	1,038,426
		1,876,348
	Guam — 0.2%
175,000	Guam Department of Education, Certificate Participation, Refunding, Series A, 5.000% due 2/1/40	169,804
105,000	Territory of Guam, Revenue Bonds, Refunding, Series F, 4.000% due 1/1/36	102,935
		272,739
	Idaho — 1.0%
500,000	Idaho Health Facilities Authority, Kootenai Health Project, Revenue Bonds, Series A, 4.750% due 7/1/44	466,674
735,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[2]	760,784
		1,227,458
	Illinois — 3.4%
100,000	Chicago Board of Education, IL, General Obligation Unlimited, Refunding, Series A, 7.000% due 12/1/44	103,490
170,000	Chicago Board of Education, IL, General Obligation Unlimited, Series A, (NPFG Insured), 5.500% due 12/1/26	173,023
435,000	City of Chicago, IL, General Obligation Unlimited, Refunding, Series C, 0.000% due 1/1/31[6]	324,719
250,000	City of Chicago, IL, General Obligation Unlimited, Refunding, Series C, Escrowed to Maturity, 0.000% due 1/1/27[6]	226,143
130,000	City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding, (AMBAC Insured), 5.750% due 11/1/30	138,758
400,000	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds, Refunding, 5.000% due 5/15/36	170,000
215,000	Illinois Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	211,284
220,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (FHLMC / FNMA / GNMA Insured), 4.250% due 10/1/49	218,559
220,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Collateralized), 3.000% due 4/1/51	211,606
475,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	475,532
440,000	Illinois Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured), 0.000% due 6/15/26[6]	400,958
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, (BAM, NPFG Insured), 0.000% due 6/15/28[6]	215,044
See Notes to Financial Statements.
133

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$485,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/31[6]	$369,804
175,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series A, 0.000% due 12/15/37[6]	95,484
245,000	United City of Yorkville, IL, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	245,813
250,000	Village of Bolingbrook, IL, Special Service Area No.1, Special Tax, Refunding, 5.250% due 3/1/41	229,586
500,000	Volo Village Special Service Area No. 3 & 6, IL, Special Tax, Symphony Meadows/Lancaster Falls Project, Refunding, (AGMC Insured), 2.875% due 3/1/25	492,638
		4,302,441
	Indiana — 2.4%
23,436	City of Fort Wayne, IN, Revenue Bonds, Revenue Bonds, 10.750% due 12/1/29	2
250,000	City of Valparaiso, IN, Pratt Paper LLC Project, Revenue Bonds, AMT, Refunding, 4.875% due 1/1/44[2,4]	252,767
1,000,000	Indiana Finance Authority, CWA Authority Project, Revenue Bonds, Refunding, 5.000% due 10/1/27[4]	1,049,600
250,000	Indiana Finance Authority, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 3.000% due 11/1/30	228,986
260,000	Indiana Finance Authority, Pollution Control, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 2.500% due 11/1/30	230,893
930,000	Indiana Finance Authority, Revenue Bonds, Refunding, Series 2019, 7.000% due 3/1/39[2]	640,535
	Indiana Finance Authority, Revenue Bonds, Refunding, Series A:
250,000	1.400% due 8/1/29	210,050
455,000	4.000% due 11/15/43	380,136
		2,992,969
	Kansas — 0.5%
200,000	City of Colby, KS, Citizens Medical Centre, Inc. Project, Revenue Bonds, 5.500% due 7/1/26	199,422
	City of Overland Park, KS, Sales Tax Revenue, Bluhawk Star Bond Project, Revenue Bonds, Series A:
100,000	6.000% due 11/15/34[2]	103,162
200,000	6.500% due 11/15/42[2]	202,902
150,000	Wyandotte County-Kansas City Unified Government, KS, Revenue Bonds, Refunding, 5.000% due 12/1/34	139,926
15,000	Wyandotte County-Kansas City Unified Government, KS, Wyandotte Plaza Project, Revenue Bonds, Refunding, 4.000% due 12/1/28	14,004
		659,416
	Kentucky — 2.0%
	Kentucky Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[6]	449,360
500,000	0.000% due 10/1/27[6]	431,374
250,000	Kentucky Economic Development Finance Authority, Healthcare Revenue, Rosedale Green Project, Revenue Bonds, Refunding, 5.750% due 11/15/45	218,498
1,000,000	Kentucky Public Energy Authority, Revenue Bonds, Series A, 5.000% due 5/1/55[5]	1,039,646
95,000	Kentucky Public Transportation Infrastructure Authority, Revenue Bonds, Series B, (AGMC Insured), 4.000% due 7/1/53	84,581
250,000	Louisville & Jefferson County Metropolitan Government, KY, Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	255,749
		2,479,208
See Notes to Financial Statements.
134

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Louisiana — 0.6%
$250,000	Calcasieu Parish Memorial Hospital Service District, LA, Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	$244,505
500,000	Louisiana Public Facilities Authority, Revenue Bonds, Louisiana State University Greenhouse District Phase II Project, Series A, 5.000% due 7/1/59	500,812
		745,317
	Maryland — 1.4%
500,000	County of Prince George’s, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[2]	428,468
185,000	Maryland Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	184,854
605,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series A, 3.000% due 9/1/51	583,458
250,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series C, 3.000% due 9/1/51	240,221
	Maryland Economic Development Corp., Special Obligation, Tax Allocation, Metro Centre Owings Mills Project:
90,000	3.750% due 7/1/27	87,484
250,000	4.500% due 7/1/44	225,951
		1,750,436
	Massachusetts — 0.1%
100,000	Massachusetts Development Finance Agency, Revenue Bonds, Refunding, 5.125% due 1/1/40	91,565
	Michigan — 2.2%
250,000	City of Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	257,377
125,000	City of Detroit, MI, General Obligation Unlimited, Series A, 5.000% due 4/1/46	125,589
1,000,000	Flint Hospital Building Authority, MI, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/38	876,517
280,000	Flint Hospital Building Authority, MI, Revenue Bonds, Series A, 5.250% due 7/1/39	267,291
	Grand Rapids Economic Development Corp., MI, Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A:
600,000	5.000% due 11/1/37	565,134
250,000	5.000% due 11/1/55	208,087
325,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B-2, Class 2, 0.000% due 6/1/65[6]	33,883
520,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series A, 2.700% due 10/1/56	325,322
3,500,000	Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series C, 0.000% due 6/1/58[6]	119,530
		2,778,730
	Minnesota — 0.6%
160,000	Dakota County Community Development Agency, MN, Amber Fields Apartments Project, Revenue Bonds, (HUD Section 8), 5.300% due 7/1/28[2,5]	160,039
435,000	Dakota County Community Development Agency, MN, The Landing at Amber Fields Apartments Project, Revenue Bonds, (HUD Section 8), 5.660% due 7/1/41[2]	435,578
155,826	Minnesota Housing Finance Agency, Non AMT Non ACE SF Mortgage, Revenue Bonds, Series I, (GNMA / FNMA / FHLMC Insured), 2.800% due 12/1/47	137,116
		732,733
See Notes to Financial Statements.
135

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Missouri — 1.4%
$325,000	Cape Girardeau County Industrial Development Authority, MO, Southeast Health, Revenue Bonds, Refunding, Series A, 6.000% due 3/1/33	$331,936
100,000	Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	99,996
250,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, 5.000% due 8/1/45	228,291
100,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, Series A, 5.000% due 2/1/28	100,724
60,000	Plaza at Noah’s Ark Community Improvement District, MO, Refunding, Revenue Bonds, 3.000% due 5/1/26	58,022
355,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	358,661
500,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	472,834
100,000	Taney County Industrial Development Authority, MO, Big Cedar infrastructure Project, Revenue Bonds, 5.000% due 10/1/33[2]	98,672
		1,749,136
	Nebraska — 0.1%
85,000	Nebraska Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	84,047
	Nevada — 2.1%
225,000	City of Las Vegas, NV, Special Improvement District No. 816, Sales Tax Increment, Special Assessment, 2.750% due 6/1/31	186,646
365,000	City of North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	333,619
790,000	City of Sparks, NV, Tourism improvement district, Revenue Bonds, Series A, 2.750% due 6/15/28[2]	752,422
	State of Nevada Department of Business & Industry, Revenue Bonds, Series A:
290,000	5.000% due 7/15/27	290,791
500,000	5.000% due 12/15/48[2]	462,631
560,000	State of Nevada Department of Business and Industry, Revenue Bonds, AMT, 8.125% due 1/1/50[2,5]	574,864
		2,600,973
	New Hampshire — 0.4%
500,000	New Hampshire Business Finance Authority, Covanta Project, Revenue Bonds, Refunding, 4.625% due 11/1/42[2]	446,882
	New Jersey — 3.2%
1,000,000	County of Cape May, NJ, General Obligation Unlimited, 4.000% due 9/1/24	1,000,832
345,000	New Jersey Economic Development Authority, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	345,393
1,000,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/15/26	1,028,157
440,000	New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	441,754
185,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/32[6]	135,036
1,000,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding, Series B, 4.000% due 1/1/35[4]	1,058,696
		4,009,868
	New Mexico — 0.6%
275,000	City of Santa Fe, NM, Retirement Facility Revenue, EL Castillo Retirement Project, Revenue Bonds, Series A, 5.000% due 5/15/34	273,495
See Notes to Financial Statements.
136

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Mexico — (Continued)
$250,000	New Mexico Hospital Equipment Loan Council, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	$201,199
340,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A-1, Class I, (GNMA/ FNMA / FHLMC Insured), 4.250% due 1/1/50	337,753
		812,447
	New York — 5.1%
435,000	Brookhaven Local Development Corp., NY, Jefferson’s Ferry Project, Revenue Bonds, Series A, 4.000% due 11/1/55	349,405
1,000,000	City of New York, NY, General Obligation Unlimited, Series D, 5.250% due 4/1/54	1,082,499
150,000	County of Sullivan, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-1, 4.850% due 11/1/31[2]	142,689
500,000	County of Sullivan, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-2, 5.350% due 11/1/49[2]	446,067
250,000	Huntington Local Development Corp., NY, Fountaingate Garden Project, Revenue Bonds, Series A, 5.250% due 7/1/56	197,470
150,000	Monroe County Industrial Development Corp., NY, St. Ann’s Community Project, Revenue Bonds, Refunding, 5.000% due 1/1/40	128,741
1,000,000	New York Liberty Development Corp., 3 World Trade Centre, Revenue Bonds, Refunding, Class 1-3, 5.000% due 11/15/44[2]	989,802
480,000	New York Liberty Development Corp., Revenue Bonds, Refunding Class 3-3, 7.250% due 11/15/44[2]	482,775
1,000,000	New York State Urban Development Corp., Revenue Bonds, Refunding, Series E, 5.000% due 3/15/26	1,031,074
1,000,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One, Revenue Bonds, AMT, 5.375% due 6/30/60	1,044,132
230,000	Niagara Area Development Corp., NY, Catholic Health System Inc Project, Revenue Bonds, 5.000% due 7/1/52	189,231
110,000	State of New York Mortgage Agency, Homeowner Mortgage Revenue, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	109,267
200,000	Suffolk Regional Off-Track Betting Co., NY, Revenue Bonds, 6.000% due 12/1/53	201,881
		6,395,033
	North Carolina — 1.2%
780,000	Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series E, (AGMC Insured), 3.750% due 1/15/44[5]	780,000
765,000	North Carolina Housing Finance Agency, Revenue Bonds, Series 46-A, (GNMA / FNMA / FHLMC Insured), 3.000% due 7/1/51	736,122
		1,516,122
	North Dakota — 0.5%
500,000	County of Ward, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	450,322
160,000	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 1/1/52	154,154
		604,476
	Ohio — 1.6%
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Refunding, Series B-2, Class 2, 5.000% due 6/1/55	905,269
500,000	County of Washington, OH, Hospital Revenue, Revenue Bonds, Refunding, 6.750% due 12/1/52	537,829
200,000	Jefferson County Port Authority, OH, JSW Steel USA Ohio, Inc. Project, Revenue Bonds, AMT, 3.500% due 12/1/51[2]	149,057
See Notes to Financial Statements.
137

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/50	$426,157
		2,018,312
	Oklahoma — 1.2%
635,000	Norman Regional Hospital Authority, OK, Revenue Bonds, Refunding, 4.000% due 9/1/37	553,036
1,000,000	Oklahoma Development Finance Authority, Health Project, Revenue Bonds, Series A, 5.500% due 8/15/44	998,397
		1,551,433
	Oregon — 1.0%
395,000	Polk County Hospital Facility Authority, OR, Dollas Retirement Vlg Project, Revenue Bonds, Series A, 5.125% due 7/1/55	340,559
1,000,000	Salem Hospital Facility Authority, OR, Oregon Revenue, Capital Manor Project, Revenue Bonds, Refunding, 4.000% due 5/15/40	865,601
		1,206,160
	Pennsylvania — 3.3%
	Berks County Industrial Development Authority, PA, Tower Health Project, Revenue Bonds, Refunding:
1,000,000	5.000% due 11/1/47	514,409
250,000	4.000% due 11/1/47	128,594
325,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Refunding, Series A, 5.000% due 2/1/28	189,578
150,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Series B-3, 5.000% due 2/1/40[5]	81,135
1,000,000	Bucks Country Industrial Development Authority, PA, Grand view Hospital Project, Revenue Bonds, 4.000% due 7/1/46	757,723
	Crawford County Hospital Authority, PA, Meadville Medical Center Project, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	408,965
250,000	6.000% due 6/1/46	251,719
250,000	Delaware Valley Regional Finance Authority, PA, Revenue Bonds, Series C, (3 mo. USD SOFR*0.67+0.75%), 4.504% due 6/1/37[7]	225,334
200,000	Franklin County Industrial Development Authority, PA, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	169,774
710,000	Pennsylvania Economic Development Financing Authority, Iron Cumberland LLC Project, Revenue Bonds, Series 2022, 7.000% due 12/1/29	697,001
	Philadelphia Authority for Industrial Development, PA, Revenue Bonds, Refunding:
100,000	5.000% due 8/1/30	100,949
115,000	5.000% due 6/15/40[2]	113,851
425,000	5.000% due 8/1/40	408,541
150,000	Redevelopment Authority of The County of Washington, PA, Tax Allocation, Refunding, 5.000% due 7/1/28	148,914
		4,196,487
	Puerto Rico — 5.9%
	Commonwealth of Puerto Rico, General Obligation Unlimited, Restructured, Series A-1:
15,769	0.000% due 7/1/24[6]	15,651
124,470	0.000% due 7/1/33[6]	81,498
	Commonwealth of Puerto Rico, Notes:
1,899,410	0.000% due 11/1/43[5,6]	1,130,149
1,017,371	5.069% due 11/1/51[5]	610,423
257,721	0.000% due 11/1/51[5,6]	122,095
1,000,000	1.000% due 11/1/51[5]	200,000
75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	74,454
See Notes to Financial Statements.
138

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$900,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3 mo. USD SOFR*0.67+0.52%), 4.245% due 7/1/29[7]	$856,927
115,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series ZZ, 5.250% due 7/1/18[3]	30,187
	Puerto Rico Electric Power Authority, Revenue Bonds, Series A:
85,000	5.000% due 7/1/29[3]	22,312
500,000	7.000% due 7/1/40[3]	131,250
100,000	5.050% due 7/1/42[3]	26,250
	Puerto Rico Electric Power Authority, Revenue Bonds, Series CCC:
120,000	5.250% due 7/1/27[3]	31,500
250,000	5.250% due 7/1/28[3]	65,625
320,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	309,586
600,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	597,289
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, 5.000% due 7/1/37[3]	131,250
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, (AGMC Insured), 5.000% due 7/1/27	24,948
	Puerto Rico Electric Power Authority, Revenue Bonds, Series XX:
250,000	5.750% due 7/1/36[3]	65,625
1,400,000	5.250% due 7/1/40[3]	367,500
400,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligation Project, Revenue Bonds, Refunding, 4.000% due 7/1/40	357,240
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,579
230,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, Refunding, 5.000% due 10/1/31	230,277
209,663	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2047, 0.000% due 8/1/47[6]	61,028
323,124	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2054, 0.000% due 8/1/54[6]	62,058
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-1:
3,000	0.000% due 7/1/24[6]	2,981
14,000	0.000% due 7/1/29[6]	11,469
18,000	0.000% due 7/1/31[6]	13,556
1,000,000	5.000% due 7/1/58	995,869
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	185,191
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	99,213
150,000	5.000% due 6/1/36	142,043
		7,486,023
	Rhode Island — 0.1%
195,000	Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA / FNMA / FHLMC Insured), 4.000% due 10/1/48	192,711
	South Carolina — 2.1%
2,760,004	Connector 2000 Association, Inc., SC, Revenue Bonds, Series A-1, 0.000% due 1/1/42[6]	806,178
400,278	Connector 2000 Association, Inc., SC, Toll Road Revenue, Revenue Bonds, Series A-1, 0.000% due 1/1/32[6]	238,529
500,000	Greenville Housing Authority, SC, Revenue Bonds, 6.160% due 5/1/63[2]	497,071
See Notes to Financial Statements.
139

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
$375,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue, Revenue Bonds, 0.000% due 6/1/52[6]	$275,293
400,000	South Carolina Jobs-Economic Development Authority, FAH Portfolio Pelham Apartments Project, Revenue Bonds, Series A-1, Class I, 6.500% due 2/1/56[2]	392,314
150,000	South Carolina Jobs-Economic Development Authority, FAH Portfolio Pelham Apartments Project, Revenue Bonds, Series B, Class I, 7.500% due 8/1/47[2]	145,647
300,000	South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Revenue, Revenue Bonds, 6.250% due 6/1/40[2]	191,797
100,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	98,969
		2,645,798
	Tennessee — 1.0%
1,000,000	Bristol Industrial Development Board, TN, Revenue Bonds, Series B, 0.000% due 12/1/31[2,6]	641,073
	Knox County Industrial Development Board, TN, Revenue Bonds, AMT, Refunding:
200,000	9.250% due 11/1/42[2]	201,547
265,000	9.500% due 11/1/52[2]	267,033
40,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021-A, 4.000% due 6/1/51[2]	32,250
300,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021-B, 0.000% due 6/1/43[2,6]	105,431
		1,247,334
	Texas — 9.4%
	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series 2022:
100,000	6.250% due 6/1/52[2]	102,732
200,000	6.375% due 6/1/62[2]	205,760
185,000	Arlington Higher Education Finance Corp., TX, Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	177,737
650,000	Brazoria County Industrial Development Corp., TX, Revenue Bonds, Series 2022, 10.000% due 6/1/42[2,5]	640,777
	City of Dallas Housing Finance Corp., TX, Revenue Bonds, Series A:
425,000	6.000% due 12/1/62	410,755
245,000	6.000% due 12/1/62[2]	239,234
	City of Dallas Housing Finance Corp., TX, Revenue Bonds, Series B:
100,000	6.250% due 12/1/54[2]	91,874
3,640,000	0.000% due 12/1/62[2,6]	253,181
360,000	Fort Bend County Industrial Development Corp., TX, NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	359,978
1,510,000	Harris County Cultural Education Facilities Finance Corp., TX, Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,274,981
1,000,000	Hidalgo County Regional Mobility Authority, TX, Revenue Bonds, Series A, 0.000% due 12/1/56[6]	162,792
500,000	Matagorda County Navigation District No. 1, TX, Revenue Bonds, Refunding, Series A, (AMBAC Insured), 4.400% due 5/1/30	503,174
215,000	New Hope Cultural Education Facilities Finance Corp., TX, Blinn College Project, Revenue Bonds, Series A, 5.000% due 7/1/40	188,679
460,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Dwyer Workforce development, Revenue Bonds, Refunding, 8.500% due 9/1/27[2]	459,385
375,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Morningside Ministries Project, Revenue Bonds, Series A, 5.000% due 1/1/35	332,972
See Notes to Financial Statements.
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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$250,000	New Hope Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Refunding, 4.000% due 8/15/51[2]	$189,524
500,000	New Hope Cultural Education Facilities Finance Corp., TX, The Outlook At Windhaven Project, Revenue Bonds, Series A, 6.875% due 10/1/57	468,195
250,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, 5.500% due 1/1/49	202,974
400,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, Refunding, 5.000% due 1/1/55	287,543
140,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Stayton at Museum Way Project, Revenue Bonds, Refunding, Series A, 5.750% due 12/1/54[3]	91,000
95,000	Texas Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	95,152
4,355,000	Texas Transportation Commission State Highway Fund, Revenue Bonds, Refunding, 5.000% due 10/1/25	4,449,855
700,000	Town of Little Elm, TX, Special Assessment, Series A, 5.375% due 9/1/51[2]	664,944
		11,853,198
	Utah — 0.2%
250,000	Mida Mountain Village Public Infrastructure District, UT, Special Assessment, Series A, 5.000% due 8/1/50[2]	235,841
	Vermont — 0.4%
500,000	Vermont Economic Development Authority, Revenue Bonds, Series A -1, 5.000% due 6/1/52[2,5]	503,111
	Virginia — 5.1%
415,000	Atlantic Park Community Development Authority, VA, Revenue Bonds, 6.250% due 8/1/45[2]	390,018
1,000,000	County of Loudoun, VA, General Obligation Unlimited, Refunding, Series A, 4.000% due 12/1/25	1,010,281
750,000	Farmville Industrial Development Authority, VA, Longwood University Student Project, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	738,640
	Hanover County Economic Development Authority, VA, Care Facilities Revenue, Covenant Woods, Revenue Bonds, Refunding:
255,000	4.000% due 7/1/30[2]	235,342
500,000	5.000% due 7/1/38	456,264
500,000	Newport News Industrial Development Authority, VA, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	483,831
1,000,000	Virginia Port Authority, Revenue Bonds, AMT, Refunding, Series A, Prerefunded 7/01/25 @ 100, 5.000% due 7/1/30	1,012,807
500,000	Virginia Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	478,185
760,000	Virginia Small Business Financing Authority, Revenue Bonds, 8.500% due 6/1/42[2]	743,410
655,000	Virginia Small Business Financing Authority, Revenue Bonds, (SOFR*0.70+5.50%), 9.217% due 6/1/29[2,7]	638,035
290,000	Virginia Small Business Financing Authority, Revenue Bonds, Series A, 8.500% due 12/1/52[2]	279,158
		6,465,971
	Washington — 2.5%
1,000,000	King County School District No.411 Issaquah, WA, General Obligation Unlimited, Refunding, (school Bond Guaranty), 5.000% due 12/1/25	1,016,143
1,000,000	State of Washington, General Obligation Unlimited, Series D, 5.000% due 6/1/25	1,016,597
See Notes to Financial Statements.
141

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$200,000	Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Series A-2, 5.000% due 8/1/30	$214,599
	Washington State Convention Center Public Facilities District, Revenue Bonds, Refunding, Series B:
260,000	4.000% due 7/1/31	257,661
295,000	3.000% due 7/1/35	260,597
478,336	Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500% due 12/20/35	434,795
		3,200,392
	West Virginia — 0.4%
500,000	West Virginia Economic Development Authority, Wyoming County Coal Project, Revenue Bonds, 9.000% due 6/1/38[2]	504,761
	Wisconsin — 4.8%
250,000	Public Finance Authority, WI, Charter Day School Inc Project, Revenue Bonds, Series A, 5.000% due 12/1/45[2]	216,413
500,000	Public Finance Authority, WI, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Series B, 6.000% due 2/1/62[2]	504,489
115,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/41[2]	95,050
110,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Series A-1, 4.000% due 7/1/51[2]	89,392
115,000	Public Finance Authority, WI, KDC AgriBusiness LLC Project, Revenue Notes, Series A, 15.000% due 5/15/23[1,2,3]	0
200,000	Public Finance Authority, WI, Lariat Project, Revenue Bonds, 0.000% due 9/1/29[2,6]	136,929
	Public Finance Authority, WI, Lehigh Valley Health Network Micro Hospitals, Revenue Bonds:
190,000	7.250% due 12/1/42[2]	190,704
115,000	7.500% due 12/1/52[2]	116,510
300,000	Public Finance Authority, WI, Miami Worldcentre Project, Tax Allocation, Series A, 5.000% due 6/1/41[2]	298,584
250,000	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/49[2]	203,434
	Public Finance Authority, WI, Revenue Bonds:
200,000	0.000% due 2/1/31[6]	123,044
250,000	10.000% due 11/1/38[2]	250,413
	Public Finance Authority, WI, Revenue Bonds, Refunding, Series A:
335,000	5.000% due 6/1/29[2]	335,865
250,000	5.000% due 1/1/35	250,717
750,000	5.000% due 1/1/46	695,648
500,000	Public Finance Authority, WI, Revenue Bonds, Series A, 4.500% due 6/1/56[2]	394,185
25,000	Public Finance Authority, WI, Roseman University, Revenue Bonds, Prerefunded 4/01/30 @ 100, 5.000% due 4/1/50[2]	27,548
100,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 4.000% due 10/1/51	85,161
20,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, Escrowed to Maturity, 5.000% due 11/15/24[2]	20,069
50,000	Public Finance Authority, WI, The obligated Group of National Senior Communities, Revenue Bonds, 4.000% due 1/1/52	41,423
400,000	Public Finance Authority, WI, Tree House Apartments Project, Revenue Bonds, Series A, 6.500% due 8/1/53[2]	398,909
275,000	Public Finance Authority, WI, Tree House Apartments Project, Revenue Bonds, Series B, 6.625% due 2/1/46[2]	255,724
250,000	Public Finance Authority, WI, Wonderful Foundations Charter Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[2]	206,371
70,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, 4.000% due 12/1/41	54,974
See Notes to Financial Statements.
142

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
$110,000	4.000% due 1/1/47	$69,882
1,000,000	4.000% due 1/1/57	576,158
370,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	365,817
		6,003,413
	Other Territory — 0.2%
256,370	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class AUS, 2.032% due 1/25/38	192,060
696,554	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class XUS, 2.127% due 1/25/38[5]	99,267
		291,327
	TOTAL MUNICIPAL BONDS (Cost $137,343,842)	126,427,522
TOTAL INVESTMENTS (Cost $138,333,866)	101.0%	$127,190,361
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)	(1,220,630)
NET ASSETS	100.0%	$125,969,731

*	Percentages indicated are based on net assets.
[1]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2024, these securities, which are not illiquid, amounted to $36,171,397 or 28.7% of net assets for the Fund.
[3]	This security is in default. See Note 1.
[4]	When-issued security.
[5]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2024.
[6]	Zero Coupon Bond.
[7]	Floating Rate Bond. Rate shown is as of April 30, 2024.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation

See Notes to Financial Statements.
143

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Centrally Cleared Interest Rate Swap Contracts
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
12 Mo. USD SOFR	Fixed 4.60%	USD	4,200,000	10/27/43	Annual	$—	$—	$172,587	$172,587
12 Mo. USD SOFR	Fixed 4.12%	USD	3,200,000	10/04/58	Annual	—	—	83,570	83,570
12 Mo. USD SOFR	Fixed 3.78%	USD	1,400,000	10/04/58	Annual	—	—	(40,882)	(40,882)
Fixed 3.69%	12 Mo. USD SOFR	USD	2,200,000	10/27/48	Annual	—	—	168,506	168,506
Total Centrally Cleared Interest Rate Swap Contracts						$—	$—	$383,781	$383,781
See Notes to Financial Statements.
144

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2024, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Texas	9.4%	$11,853,198
California	9.4	11,786,718
Puerto Rico	5.9	7,486,023
Florida	5.7	7,178,028
Colorado	5.3	6,657,398
Virginia	5.1	6,465,971
New York	5.1	6,395,033
Wisconsin	4.8	6,003,413
Arizona	4.6	5,863,334
Illinois	3.4	4,302,441
Pennsylvania	3.3	4,196,487
New Jersey	3.2	4,009,868
District of Columbia	2.8	3,540,974
Washington	2.5	3,200,392
Indiana	2.4	2,992,969
Michigan	2.2	2,778,730
South Carolina	2.1	2,645,798
Nevada	2.1	2,600,973
Kentucky	2.0	2,479,208
Ohio	1.6	2,018,312
Georgia	1.5	1,876,348
Maryland	1.4	1,750,436
Missouri	1.4	1,749,136
Oklahoma	1.2	1,551,433
North Carolina	1.2	1,516,122
Alabama	1.1	1,448,956
Tennessee	1.0	1,247,334
Idaho	1.0	1,227,458
Oregon	1.0	1,206,160
Arkansas	0.9	1,087,803
New Mexico	0.6	812,447
Louisiana	0.6	745,317
Minnesota	0.6	732,733
Kansas	0.5	659,416
Connecticut	0.5	625,012
North Dakota	0.5	604,476
Delaware	0.4	508,683
West Virginia	0.4	504,761
Vermont	0.4	503,111
New Hampshire	0.4	446,882
Other Territory	0.2	291,327
Guam	0.2	272,739
Utah	0.2	235,841
Rhode Island	0.1	192,711
Massachusetts	0.1	91,565
Nebraska	0.1	84,047
TOTAL MUNICIPAL BONDS	100.4%	$126,427,522
TOTAL CORPORATE NOTES	0.6%	$762,839
TOTAL INVESTMENTS	101.0%	$127,190,361
See Notes to Financial Statements.
145

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
As of April 30, 2024, The Glenmede Fund, Inc. (the “Fund”) currently offers shares in seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio  commenced operations on November 13, 2017.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the ask price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange-traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
With respect to a Portfolio’s investments that do not have readily available market quotations, the Fund’s Board of Directors (the “Board”) has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (in such capacity, the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the
146

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Notes to Financial Statements (Unaudited) — (Continued)
close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy, at April 30, 2024. The Short Term Tax Aware Fixed Income Portfolio had all investments with corresponding states, Treasury securities, corporate notes and repurchase agreements at Level 2 of the hierarchy at April 30, 2024.
The Portfolios did not recognize any Level 3 transfers as of the six months ended April 30, 2024. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of April 30, 2024 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and High Yield Municipal Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$24,936,659	$—	$—	$24,936,659
U.S. Treasury Bills	—	113,820,600	—	113,820,600
Repurchase Agreement	—	4,453,877	—	4,453,877
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Purchased Options
Calls	$477,007,000	$—	$—	$477,007,000
Puts	43,676,000	—	—	43,676,000
Total Purchased Options	520,683,000	—	—	520,683,000
Total Investments	545,619,659	118,274,477	—	663,894,136
Total	$545,619,659	$118,274,477	$—	$663,894,136
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(82,578,000)	$—	$—	$(82,578,000)
Puts	(9,268,250)	—	—	(9,268,250)
Total Written Options	(91,846,250)	—	—	(91,846,250)
Total	$(91,846,250)	$—	$—	$(91,846,250)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$5,528,953	$—	$—	$5,528,953
U.S. Treasury Bills	—	4,699,861	—	4,699,861
Repurchase Agreement	—	378,584	—	378,584
Purchased Options
Calls	15,885,750	—	—	15,885,750
Puts	1,157,250	—	—	1,157,250
Total Purchased Options	17,043,000	—	—	17,043,000
Total Investments	22,571,953	5,078,445	—	27,650,398
Total	$22,571,953	$5,078,445	$—	$27,650,398
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(2,118,000)	$—	$—	$(2,118,000)
Puts	(344,825)	—	—	(344,825)
Total Written Options	(2,462,825)	—	—	(2,462,825)
Total	$(2,462,825)	$—	$—	$(2,462,825)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$31,976,911	$—	$31,976,911
Federal National Mortgage Association	—	22,518,862	—	22,518,862
Total Agency Notes	—	54,495,773	—	54,495,773
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	59,926,009	—	59,926,009
Federal National Mortgage Association	—	72,034,922	—	72,034,922
Government National Mortgage Association	—	120,632	—	120,632
Total Mortgage-Backed Securities	—	132,081,563	—	132,081,563
Corporate Notes
Banking	—	10,325,353	—	10,325,353
Beverages, Food & Tobacco	—	8,922,456	—	8,922,456
Computer Software & Processing	—	14,542,811	—	14,542,811
Electric Utilities	—	8,048,615	—	8,048,615
Electronics	—	7,040,706	—	7,040,706
Financial Services	—	13,486,291	—	13,486,291
Heavy Machinery	—	3,484,743	—	3,484,743
Insurance	—	4,802,404	—	4,802,404
Media - Broadcasting & Publishing	—	6,488,077	—	6,488,077
Oil & Gas	—	4,350,186	—	4,350,186
Pharmaceuticals	—	7,642,632	—	7,642,632
Transportation	—	3,716,198	—	3,716,198
Total Corporate Notes	—	92,850,472	—	92,850,472
U.S. Treasury Notes/Bonds	—	80,345,957	—	80,345,957
Repurchase Agreement	—	1,988,738	—	1,988,738
Investment of Security Lending Collateral	19,578,730	—	—	19,578,730
Total Investments	19,578,730	361,762,503	—	381,341,233
Total	$19,578,730	$361,762,503	$—	$381,341,233
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High Yield Municipal Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Health Care Services	$—	$148,717	$—	$148,717
Lodging	—	—	614,122[1]	614,122
Total Corporate Notes	—	148,717	614,122	762,839
Municipal Bonds
Alabama	—	1,448,956	—	1,448,956
Arizona	—	5,863,334	—	5,863,334
Arkansas	—	1,087,803	—	1,087,803
California	—	11,786,718	—	11,786,718
Colorado	—	6,657,398	—	6,657,398
Connecticut	—	625,012	—	625,012
Delaware	—	508,683	—	508,683
District of Columbia	—	3,540,974	—	3,540,974
Florida	—	7,178,028	—	7,178,028
Georgia	—	1,876,348	—	1,876,348
Guam	—	272,739	—	272,739
Idaho	—	1,227,458	—	1,227,458
Illinois	—	4,302,441	—	4,302,441
Indiana	—	2,992,969	—	2,992,969
Kansas	—	659,416	—	659,416
Kentucky	—	2,479,208	—	2,479,208
Louisiana	—	745,317	—	745,317
Maryland	—	1,750,436	—	1,750,436
Massachusetts	—	91,565	—	91,565
Michigan	—	2,778,730	—	2,778,730
Minnesota	—	732,733	—	732,733
Missouri	—	1,749,136	—	1,749,136
Nebraska	—	84,047	—	84,047
Nevada	—	2,600,973	—	2,600,973
New Hampshire	—	446,882	—	446,882
New Jersey	—	4,009,868	—	4,009,868
New Mexico	—	812,447	—	812,447
New York	—	6,395,033	—	6,395,033
North Carolina	—	1,516,122	—	1,516,122
North Dakota	—	604,476	—	604,476
Ohio	—	2,018,312	—	2,018,312
Oklahoma	—	1,551,433	—	1,551,433
Oregon	—	1,206,160	—	1,206,160
Other Territory	—	291,327	—	291,327
Pennsylvania	—	4,196,487	—	4,196,487
Puerto Rico	—	7,486,023	—	7,486,023
Rhode Island	—	192,711	—	192,711
South Carolina	—	2,645,798	—	2,645,798
Tennessee	—	1,247,334	—	1,247,334
Texas	—	11,853,198	—	11,853,198
Utah	—	235,841	—	235,841
Vermont	—	503,111	—	503,111
Virginia	—	6,465,971	—	6,465,971
Washington	—	3,200,392	—	3,200,392
West Virginia	—	504,761	—	504,761
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Wisconsin	$—	$6,003,413	$0[1,2]	$6,003,413
Total Municipal Bonds	—	126,427,522	0	126,427,522
Centrally Cleared Interest Rate Swap Contracts	—	383,781	—	383,781
Total Investments	—	126,960,020	614,122	127,574,142
Total	$—	$126,960,020	$614,122	$127,574,142
1 Level 3 investments at April 30, 2024 in relation to net assets were not significant.
2 Includes one security priced at $0.
Banking Impairment or Failure:  The impairment or failure of one or more banks with which a Portfolio transacts may inhibit the Portfolio’s ability to access depository accounts. In such cases, the Portfolio may be forced to delay or forgo investments, resulting in lower Portfolio performance. In the event of such a failure of a banking institution where a Portfolio holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation ("FDIC") protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Portfolio may not recover such excess, uninsured amounts.
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2024 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
As of April 30, 2024, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,764,022	$(2,764,022)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$9,251,242	$(9,251,242)	$—	$—	$—
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Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$11,515	$(11,515)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$18,889	$(18,889)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$139,208	$(139,208)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$41,714	$(41,714)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,956,275	$(1,956,275)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$228,096	$(228,096)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$731,258	$(731,258)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$12,304,113	$(12,304,113)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$11,854	$(11,854)	$—	$—	$—
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Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$4,453,877	$(4,453,877)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$378,584	$(378,584)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,988,738	$(1,988,738)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$39,101	$(39,101)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of April 30, 2024. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Cash:  Cash includes deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Foreign Taxes:   Tax reclaims receivable, if any, are recorded based upon the Portfolios’ interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Portfolios’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.
Central Securities Depositories Regulation:  The Central Securities Depositories Regulation ("CSDR") has introduced measures for the authorization and supervision of European Union Central Security Depositories and set out to create a
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common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and its operational aspects, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures aim to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as to further incentivize timely settlement by imposing cash penalty fines and buy-ins. The Quantitative International Equity Portfolio may be required to pay cash penalties and may also receive cash penalty payments from certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.
International Conflicts:  International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Portfolios invest in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolios’ investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Portfolios could be significantly impacted.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the six months ended April 30, 2024. During the six months ended April 30, 2024, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of April 30, 2024, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $1,298,306 and $729,428, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $125,964,625 and $3,958,631 was pledged as collateral by the Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Swap Transactions:  The High Yield Municipal Portfolio may enter into swaps, including interest rate swaps, consumer price index swaps (“CPI swaps”) and swaps on a credit default index (sometimes referred to as a credit default swap index) (collectively, “swaps”), for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the “notional” principal amount). Generally, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing and are required to be executed through a regulated swap execution facility. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is intended to reduce counterparty credit risks and increase liquidity, but central clearing does not make swaps risk free. The SEC may adopt similar clearing and execution requirements in respect of certain security-based swaps under its jurisdiction. Privately negotiated swap agreements are two party contracts entered into primarily by institutional investors and are not cleared through a third party, nor are these required to be executed on a regulated swap execution facility. Payments received by the High Yield Municipal Portfolio from swap agreements will result in taxable income, either as ordinary income or capital gains, rather than tax exempt income, which will increase the amount of taxable distributions received by shareholders.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105%
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(for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the six months ended April 30, 2024. During the six months ended April 30, 2024, the cash collateral received by the Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Small Cap Equity Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of a Portfolio, and a Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only their proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of April 30, 2024.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statements of Operations are fees charged by the lender for releasing the cash proceeds to the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio. Prior to August 19, 2022, each Portfolio was required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaced a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio was not guaranteed to receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Rule 18f-4 under the 1940 Act imposes certain requirements on funds engaging in derivatives transactions (including the amount of derivatives a fund may enter into) and replaced the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act. Refer to Note 8 for additional information on Rule 18f-4. As of April 30, 2024, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $30,764,785 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The  Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $6,719,418, and $13,349,010, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment
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Notes to Financial Statements (Unaudited) — (Continued)
limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable or unwilling to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. The U.S. Federal Reserve has raised interest rates from March 2022 through the date of this report, and may continue to do so in the future.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short-term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted using the effective interest method. Premiums on callable debt instruments are amortized to earliest call date.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”). Each Portfolio may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
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Notes to Financial Statements (Unaudited) — (Continued)
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2023 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
On October 31, 2023, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short-Term)	Unlimited (Long-Term)
Quantitative U.S. Small Cap Equity Portfolio	$7,517	$—
Quantitative International Equity Portfolio	1,068,400	55,853
Secured Options Portfolio	699,238	856,319
Global Secured Options Portfolio*	4,883,418	1,510,931
Core Fixed Income Portfolio	3,091,409	9,186,597
Short Term Tax Aware Fixed Income Portfolio	201,485	657,180
High Yield Municipal Portfolio	5,574,808	5,925,806
During the fiscal year ended October 31, 2023, the following Portfolios utilized capital loss carryforwards:
Quantitative U.S. Long/Short Equity Portfolio	$356,380
Quantitative U.S. Total Market Equity Portfolio	89,076
Secured Options Portfolio	50,362,183
Global Secured Options Portfolio	1,345,630
* Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Section 382 of the Code.
As of October 31, 2023, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative U.S. Large Cap Core Equity Portfolio	$—	$413,850	$55,070,213	$133,287,980	$—	$—	$188,772,043
Quantitative U.S. Large Cap Growth Equity Portfolio	—	—	99,589,631	408,608,687	—	—	508,198,318
Quantitative U.S. Large Cap Value Equity Portfolio	—	2,926	10,855	194,905	—	—	208,686
Quantitative U.S. Small Cap Equity Portfolio	—	—	—	146,487	—	(7,517)	138,970
Quantitative International Equity Portfolio	—	236,274	—	707,755	—	(1,124,253)	(180,224)
Responsible ESG U.S. Equity Portfolio	—	10,485	1,832,833	2,465,352	—	—	4,308,670
Women in Leadership U.S. Equity Portfolio	—	23,045	903,517	2,254,845	—	—	3,181,407
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Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative U.S. Long/Short Equity Portfolio	$—	$105,609	$3,870,788	$19,959,419	$—	$—	$23,935,816
Quantitative U.S. Total Market Equity Portfolio	—	11,901	1,977,923	10,986,890	—	—	12,976,714
Strategic Equity Portfolio	—	410,024	28,822,005	82,797,800	—	—	112,029,829
Small Cap Equity Portfolio	—	—	78,471,385	85,178,090	—	—	163,649,475
Equity Income Portfolio	—	29,394	1,044,516	3,888,916	—	—	4,962,826
Secured Options Portfolio	—	43,591	—	14,325,871	(5,030)	(1,555,557)	12,808,875
Global Secured Options Portfolio	—	191,115	232,692	(645,178)	—	(6,394,349)(a)	(6,615,720)
Core Fixed Income Portfolio	—	1,021,987	—	(62,581,597)	—	(12,278,006)	(73,837,616)
Short Term Tax Aware Fixed Income Portfolio	66,260	—	—	(782,584)	—	(858,665)	(1,574,989)
High Yield Municipal Portfolio	893,901	—	—	(28,014,462)	—	(11,500,614)	(38,621,175)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
(a) Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Section 382 of the Code.
The tax character of distributions paid during the fiscal year ended October 31, 2023, was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Quantitative U.S. Large Cap Core Equity Portfolio	$—	$9,720,755	$169,823,897
Quantitative U.S. Large Cap Growth Equity Portfolio	—	7,652,051	144,603,070
Quantitative U.S. Large Cap Value Equity Portfolio	—	30,460	65,709
Quantitative U.S. Small Cap Equity Portfolio	—	13,534	115,894
Quantitative International Equity Portfolio	—	475,297	—
Responsible ESG U.S. Equity Portfolio	—	220,808	1,454,175
Women in Leadership U.S. Equity Portfolio	—	243,034	441,847
Quantitative U.S. Long/Short Equity Portfolio	—	1,089,612	—
Quantitative U.S. Total Market Equity Portfolio	—	207,152	—
Strategic Equity Portfolio	—	941,551	13,663,632
Small Cap Equity Portfolio	—	14,885,844	105,053,697
Equity Income Portfolio	—	356,810	625,179
Global Secured Options Portfolio	—	6,038	—
Core Fixed Income Portfolio	—	8,521,384	—
Short Term Tax Aware Fixed Income Portfolio	571,873	164,070	—
High Yield Municipal Portfolio	6,603,851	319,498	—
For the fiscal year ended October 31, 2023, permanent differences between financial and tax reporting related primarily to REITs, foreign currency gain/(loss), distribution reallocations, net operating losses, nontaxable dividends received from investments, tax equalization and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
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Portfolio	Total distributable earnings	Paid-in capital
Quantitative U.S. Large Cap Core Equity Portfolio	$(7,404,747)	$7,404,747
Quantitative U.S. Large Cap Growth Equity Portfolio	(11,317,591)	11,317,591
Quantitative U.S. Large Cap Value Equity Portfolio	166	(166)
Quantitative U.S. Small Cap Equity Portfolio	10	(10)
Responsible ESG U.S. Equity Portfolio	(138,975)	138,975
Women in Leadership U.S. Equity Portfolio	(93,410)	93,410
Quantitative U.S. Total Market Equity Portfolio	(89,107)	89,107
Strategic Equity Portfolio	(3,124,711)	3,124,711
Small Cap Equity Portfolio	(9,283,161)	9,283,161
Equity Income Portfolio	(103,728)	103,728
As of April 30, 2024, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$602,013,375	$182,257,590	$10,322,497	$171,935,093
Quantitative U.S. Large Cap Growth Equity Portfolio	1,023,210,693	433,692,396	9,731,889	423,960,507
Quantitative U.S. Large Cap Value Equity Portfolio	1,545,958	369,954	16,508	353,446
Quantitative U.S. Small Cap Equity Portfolio	1,411,873	466,675	50,097	416,578
Quantitative International Equity Portfolio	22,735,172	3,837,446	256,600	3,580,846
Responsible ESG U.S. Equity Portfolio	18,918,605	4,489,062	284,592	4,204,470
Women in Leadership U.S. Equity Portfolio	16,978,059	3,760,876	185,114	3,575,762
Quantitative U.S. Long/Short Equity Portfolio	(1,158,224)	18,075,716	1,128,375	16,947,341
Quantitative U.S. Total Market Equity Portfolio	23,414,056	13,330,921	899,205	12,431,716
Strategic Equity Portfolio	78,613,268	98,170,443	365,481	97,804,962
Small Cap Equity Portfolio	980,153,822	321,722,624	92,214,294	229,508,330
Equity Income Portfolio	13,315,903	5,414,808	241,722	5,173,086
Secured Options Portfolio	553,573,441	18,506,050	31,605	18,474,445
Global Secured Options Portfolio	24,952,128	237,131	1,685	235,446
Core Fixed Income Portfolio	428,569,314	741,235	47,969,316	(47,228,081)
Short Term Tax Aware Fixed Income Portfolio	29,976,827	43,619	277,852	(234,233)
High Yield Municipal Portfolio	138,875,921	1,188,174	12,873,734	(11,685,560)
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2024 and during the six months then ended, the Secured Options Portfolio, Global Secured Options Portfolio and  High Yield Municipal Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories. The derivatives listed for the Secured Options Portfolio and Global Secured Options Portfolio have not been designated as hedging instruments, whereas the derivatives listed for the High Yield Municipal Portfolio have been designated as hedging instruments.
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$520,683,000	$520,683,000
Total Value	$520,683,000	520,683,000
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Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(91,846,250)	$(91,846,250)
Total Value	$(91,846,250)	$(91,846,250)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$30,564,712	$30,564,712
Options Written[4]	473,876	473,876
Total Realized Gain (Loss)	$31,038,588	$31,038,588
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$(57,660,900)	$(57,660,900)
Options Written[6]	65,009,512	65,009,512
Total Change in Appreciation (Depreciation)	$7,348,612	$7,348,612
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	8,338	8,338
Options Written[7]	(9,079)	(9,079)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$17,043,000	$17,043,000
Total Value	$17,043,000	17,043,000
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(2,462,825)	$(2,462,825)
Total Value	$(2,462,825)	$(2,462,825)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$889,763	$889,763
Options Written[4]	688,468	688,468
Total Realized Gain (Loss)	$1,578,231	$1,578,231
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Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$(1,801,169)	$(1,801,169)
Options Written[6]	2,187,991	2,187,991
Total Change in Appreciation (Depreciation)	$386,822	$386,822
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	291	291
Options Written[7]	(933)	(933)
High Yield Municipal Portfolio
Asset Derivatives
	Interest Contracts Risk	Total
Swap Contracts[8]	$424,663	$424,663
Total Value	$424,663	424,663
Liability Derivatives
	Interest Contracts Risk	Total
Swap Contracts[8]	$(40,882)	$(40,882)
Total Value	$(40,882)	$(40,882)
Realized Gain (Loss)
	Interest Contracts Risk	Total
Swap Contracts[9]	$90,953	$90,953
Total Realized Gain (Loss)	$90,953	$90,953
Change in Appreciation (Depreciation)
	Interest Contracts Risk	Total
Swap Contracts[10]	$404,879	$404,879
Total Change in Appreciation (Depreciation)	$404,879	$404,879
Number of Contracts, Notional Amounts or Shares/Units
	Interest Contracts Risk	Total
Swap Contracts[7]	10,100,000	10,100,000
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[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on purchased options.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on written options.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of purchased options.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of written options.
[7]	Amount(s) disclosed represent average notional amounts for swap agreements or average contracts outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Portfolio held such derivatives during the period ended April 30, 2024.
[8]	Cumulative appreciation (depreciation) on centrally cleared swap contracts is reported in “Swap Contracts” in each applicable Portfolios’s Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
[9]	Statement of Operations location: Amount is included in Net realized gain (loss) on swap contracts.
[10]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of swap contracts.
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio,Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
AllianceBernstein serves as sub-advisor to the High Yield Municipal Portfolio. AllianceBernstein is a publicly-traded limited partnership and its majority owner is Equitable Holdings, Inc., a leading financial services company consisting of two principal franchises: Equitable Life and AllianceBernstein. The Advisor has agreed to pay AllianceBernstein a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, in arrears at the annual rate of 0.30% of the High Yield Municipal Portfolio’s average daily net assets.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55%(1)
Quantitative U.S. Small Cap Equity Portfolio	0.55%(1)
Quantitative International Equity Portfolio	0.75%(2)
Responsible ESG U.S. Equity Portfolio	0.55%(1)
Women in Leadership U.S. Equity Portfolio	0.55%(1)
Quantitative U.S. Long/Short Equity Portfolio	1.20%(3)
Quantitative U.S. Total Market Equity Portfolio	1.20%(3)
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Equity Income Portfolio	0.55%(1)
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%(2)
Core Fixed Income Portfolio	0.35%
Short Term Tax Aware Fixed Income Portfolio	0.35%(4)
High Yield Municipal Portfolio	0.57%
(1) Effective February 28, 2019, the Advisor revised the contractual fee waiver and expense reimbursement agreements with respect to the Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio to reduce the contractual expense cap from 1.00% to 0.85% of each such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has also contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Equity Income Portfolio’s total annual operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to
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these waivers and/or reimbursements until at least February 28, 2025 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
(2) The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that, since February 26, 2016 the Quantitative International Equity Portfolio’s and since February 28, 2019 the Global Secured Options Portfolio’s total annual operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2025 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
(3) The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Class shares, 1.05% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional Class shares and 1.25% of the average daily net assets of the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2025, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
(4) The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s total annual operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2025, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolio will be notified if these waivers and/or reimbursements are discontinued after that date.
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Value Equity Portfolio	0.20%
Quantitative U.S. Small Cap Equity Portfolio	0.20%
Quantitative International Equity Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Total Market Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
Core Fixed Income Portfolio	0.10%
Short Term Tax Aware Fixed Income Portfolio	0.10%
High Yield Municipal Portfolio	0.15%
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statements of Operations.
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ACA Group/Foreside Fund Officer Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Principal Consultant of ACA Group.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
The Fund pays each Board member an annual fee of $104,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for his services as Chairman of the Board. These fees can be found under the caption “Directors’ fees and expenses” in the Statements of Operations.
Expenses for the six months ended April 30, 2024 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statements of Operations.
4.  Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Quantitative U.S. Large Cap Core Equity Portfolio	$272,094,857	$368,500,051
Quantitative U.S. Large Cap Growth Equity Portfolio	520,882,878	1,380,458,065
Quantitative U.S. Large Cap Value Equity Portfolio	688,236	669,494
Quantitative U.S. Small Cap Equity Portfolio	794,683	792,154
Quantitative International Equity Portfolio	12,846,713	13,324,110
Responsible ESG U.S. Equity Portfolio	8,455,973	10,348,602
Women in Leadership U.S. Equity Portfolio	8,449,247	10,792,884
Quantitative U.S. Long/Short Equity Portfolio	7,031,120	17,502,706
Quantitative U.S. Total Market Equity Portfolio	11,855,438	18,206,052
Strategic Equity Portfolio	6,274,307	23,765,048
Small Cap Equity Portfolio	172,145,972	70,631,442
Equity Income Portfolio	1,960,241	4,022,372
Secured Options Portfolio	—	—
Global Secured Options Portfolio	—	3,499,715
Core Fixed Income Portfolio	20,519,558	—
Short Term Tax Aware Fixed Income Portfolio	4,275,612	10,852,094
High Yield Municipal Portfolio	29,242,721	66,221,565
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of long-term U.S. government securities were:
Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$1,444,086	$29,318,570
High Yield Municipal Portfolio	—	1,743
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Period Ended 04/30/24		Year Ended 10/31/23
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Advisor
Sold	769,520	$17,601,066	3,208,730	$70,226,303
Issued as reinvestment of dividends	2,362,376	52,496,156	7,035,310	147,505,111
Redeemed	(4,801,054)	(110,032,929)	(13,544,093)	(315,272,678)
Net Decrease	(1,669,158)	$(39,935,707)	(3,300,053)	$(97,541,264)
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	Period Ended 04/30/24		Year Ended 10/31/23
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Institutional
Sold	84,241	$1,930,763	3,033,246	$75,546,017
Issued as reinvestment of dividends	145,068	3,227,325	709,824	14,883,290
Redeemed	(238,205)	(5,438,782)	(4,275,082)	(92,494,221)
Net Decrease	(8,896)	$(280,694)	(532,012)	$(2,064,914)
Quantitative U.S. Large Cap Growth Equity Portfolio — Advisor
Sold	982,129	$31,484,878	2,090,896	$57,538,385
Issued as reinvestment of dividends	1,729,934	53,316,553	3,025,406	79,183,065
Redeemed	(3,626,109)	(114,610,571)	(9,499,093)	(264,609,257)
Net Decrease	(914,046)	$(29,809,140)	(4,382,791)	$(127,887,807)
Quantitative U.S. Large Cap Growth Equity Portfolio — Institutional
Sold	740,534	$23,257,016	4,721,530	$129,866,645
Issued as reinvestment of dividends	1,382,795	42,603,922	2,523,062	66,121,861
Redeemed	(25,787,276)	(796,656,349)	(10,856,328)	(301,519,208)
Net Decrease	(23,663,947)	$(730,795,411)	(3,611,736)	$(105,530,702)
Quantitative U.S. Large Cap Value Equity Portfolio
Issued as reinvestment of dividends	2,225	$28,538	7,951	$94,802
Net Increase	2,225	$28,538	7,951	$94,802
Quantitative U.S. Small Cap Equity Portfolio
Issued as reinvestment of dividends	287	$3,949	10,693	$127,248
Net Increase	287	$3,949	10,693	$127,248
Quantitative International Equity Portfolio
Sold	6,384	$99,054	75,377	$1,115,767
Issued as reinvestment of dividends	7,851	122,505	9,788	140,907
Redeemed	(32,440)	(501,401)	(320,999)	(4,412,229)
Net Decrease	(18,205)	$(279,842)	(235,834)	$(3,155,555)
Responsible ESG U.S. Equity Portfolio
Sold	25,337	$409,701	149,924	$2,307,590
Issued as reinvestment of dividends	118,771	1,889,090	102,564	1,569,305
Redeemed	(145,184)	(2,407,704)	(313,316)	(5,057,277)
Net Decrease	(1,076)	$(108,913)	(60,828)	$(1,180,382)
Women in Leadership U.S. Equity Portfolio
Sold	30,882	$479,406	81,777	$1,153,197
Issued as reinvestment of dividends	65,573	982,920	44,158	607,244
Redeemed	(193,326)	(2,985,106)	(331,925)	(4,734,593)
Net Decrease	(96,871)	$(1,522,780)	(205,990)	$(2,974,152)
Quantitative U.S. Long/Short Equity Portfolio — Advisor
Sold	16,593	$224,023	21,882	$310,350
Issued as reinvestment of dividends	247,537	3,236,904	4,670	66,595
Redeemed	(346,493)	(4,772,114)	(582,592)	(8,251,777)
Net Decrease	(82,363)	$(1,311,187)	(556,040)	$(7,874,832)
Quantitative U.S. Long/Short Equity Portfolio — Institutional
Sold	26,423	$364,829	55,961	$796,921
Issued as reinvestment of dividends	58,884	779,333	13,245	190,052
Redeemed	(35,851)	(493,563)	(96,305)	(1,377,084)
Net Increase (Decrease)	49,456	$650,599	(27,099)	$(390,111)
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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/24		Year Ended 10/31/23
	Shares	Amount	Shares	Amount
Quantitative U.S. Total Market Equity Portfolio
Sold	75,128	$1,383,932	181,412	$3,259,094
Issued as reinvestment of dividends	112,110	1,997,448	8,890	161,413
Redeemed	(347,285)	(6,342,768)	(554,199)	(10,123,620)
Net Decrease	(160,047)	$(2,961,388)	(363,897)	$(6,703,113)
Strategic Equity Portfolio
Sold	104,883	$2,926,248	192,152	$5,319,509
Issued as reinvestment of dividends	1,041,638	27,406,315	500,642	13,049,989
Redeemed	(653,838)	(18,876,822)	(1,719,301)	(47,673,258)
Net Increase (Decrease)	492,683	$11,455,741	(1,026,507)	$(29,303,760)
Small Cap Equity Portfolio — Advisor
Sold	818,978	$25,561,719	1,324,515	$41,022,971
Issued as reinvestment of dividends	1,047,252	32,485,738	1,617,598	47,361,617
Redeemed	(1,699,211)	(52,557,727)	(2,585,518)	(79,894,764)
Net Increase	167,019	$5,489,730	356,595	$8,489,824
Small Cap Equity Portfolio — Institutional
Sold	8,039,915	$270,115,109	5,177,720	$169,857,804
Issued as reinvestment of dividends	570,714	19,066,103	1,032,074	32,367,932
Redeemed	(4,239,457)	(142,268,552)	(6,754,403)	(220,745,477)
Net Increase (Decrease)	4,371,172	$146,912,660	(544,609)	$(18,519,741)
Equity Income Portfolio
Sold	9,074	$133,911	106,842	$1,577,914
Issued as reinvestment of dividends	73,716	1,064,206	45,341	659,102
Redeemed	(160,593)	(2,370,084)	(318,972)	(4,613,366)
Net Decrease	(77,803)	$(1,171,967)	(166,789)	$(2,376,350)
Secured Options Portfolio — Advisor
Sold	121,405	$1,661,894	492,317	$6,274,922
Issued as reinvestment of dividends	4,550	63,285	—	—
Redeemed	(1,181,422)	(16,325,855)	(2,222,291)	(27,090,955)
Net Decrease	(1,055,467)	$(14,600,676)	(1,729,974)	$(20,816,033)
Secured Options Portfolio — Institutional
Sold	3,926,194	$54,623,163	4,959,749	$63,262,081
Issued as reinvestment of dividends	71,523	1,009,260	—	—
Redeemed	(1,706,911)	(23,606,993)	(6,808,079)	(85,964,397)
Net Increase (Decrease)	2,290,806	$32,025,430	(1,848,330)	$(22,702,316)
Global Secured Options Portfolio
Sold	334,015	$1,709,287	765,860	$3,595,496
Issued as reinvestment of dividends	9,271	46,940	113	549
Redeemed	(120,694)	(620,144)	(794,530)	(3,714,740)
Net Increase (Decrease)	222,592	$1,136,083	(28,557)	$(118,695)
Core Fixed Income Portfolio
Sold	4,265,477	$39,784,730	13,735,617	$127,604,558
Issued as reinvestment of dividends	47,723	444,949	87,746	826,692
Redeemed	(5,671,852)	(52,881,559)	(7,486,150)	(70,323,354)
Net Increase (Decrease)	(1,358,652)	$(12,651,880)	6,337,213	$58,107,896
Short Term Tax Aware Fixed Income Portfolio
Sold	33,344	$330,250	278,027	$2,713,393
Issued as reinvestment of dividends	8,246	81,519	11,230	110,001
Redeemed	(788,393)	(7,800,025)	(2,390,062)	(23,408,095)
Net Decrease	(746,803)	$(7,388,256)	(2,100,805)	$(20,584,701)
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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/24		Year Ended 10/31/23
	Shares	Amount	Shares	Amount
High Yield Municipal Portfolio
Sold	3,149,527	$29,681,695	7,579,728	$70,429,786
Issued as reinvestment of dividends	(7,578,341)	111,093	19,737	183,216
Redeemed	11,916	(70,235,581)	(7,288,982)	(67,358,388)
Net Increase (Decrease)	(4,416,898)	$(40,442,793)	310,483	$3,254,614
As of April 30, 2024, with the exception of the Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio or class of a Portfolio as of April 30, 2024. The total percentage of the shares of a Portfolio or class of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Quantitative U.S Large Cap Core Equity Portfolio (Advisor Class)	2	35%
Quantitative U.S. Large Cap Core Equity Portfolio (Institutional Class)	5	87%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	2	73%
Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class)	5	89%
Quantitative U.S. Large Cap Value Equity Portfolio	1	97%
Quantitative U.S. Small Cap Equity Portfolio	1	98%
Responsible ESG U.S. Equity Portfolio	3	26%
Women in Leadership U.S. Equity Portfolio	5	52%
Quantitative International Equity Portfolio	3	37%
Quantitative U.S. Long/Short Equity Portfolio (Institutional Class)	4	98%
Quantitative U.S. Total Market Equity Portfolio	2	70%
Small Cap Equity Portfolio (Advisor Class)	3	53%
Small Cap Equity Portfolio (Institutional Class)	2	91%
Equity Income Portfolio	2	19%
Secured Options Portfolio (Advisor Class)	5	64%
Secured Options Portfolio (Institutional Class)	4	99%
Global Secured Options Portfolio	2	99%
Short Term Tax Aware Fixed Income Portfolio	4	47%
6.  Lending of Portfolio Securities
As of April 30, 2024, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Small Cap Equity Portfolio	$21,857	$22,953	$—	1.19
Quantitative International Equity Portfolio	791,993	846,515	—	2.94
Small Cap Equity Portfolio	34,546,818	19,230,767	17,345,144	2.84
Core Fixed Income Portfolio	19,148,671	19,578,730	—	4.98
The Portfolios have adopted the disclosure provisions of FASB Accounting Standards Update ("ASU") No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.
All securities on loan as of April 30, 2024 from the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio and Core Fixed Income Portfolio were collateralized by cash; for the Small Cap Equity Portfolio was collateralized by cash and U.S. Treasuries; all of which have a contractual maturity that is considered overnight and continuous.
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7.  Line of Credit
Effective November 5, 2020, the Fund and The Glenmede Portfolios, acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on November 4, 2021, November 3, 2022 and again on November 2, 2023 and will expire on October 31, 2024, if not renewed. Borrowings under the lines of credit bear interest rates determined at the time of such borrowings, if any, are accrued daily and based upon an annualized spread ratio comprised of the higher of the overnight federal funds effective rate or overnight bank funding rate plus 1.35%. Interest charged under this facility during the six months ended April 30, 2024 is identified as Interest expense on the accompanying Statements of Operations.
The average loans for the days outstanding and average interest rate for the Portfolios during the six months ended April 30, 2024, were as follows:
	Amount Outstanding at April 30, 2024	Average Borrowings*	Days Outstanding*	Average Rate	Maximum Borrowings*
Quantitative U.S. Large Cap Core Equity Portfolio	$—	$3,750,000	4	6.68%	$6,500,000
Quantitative U.S. Large Cap Growth Equity Portfolio	—	19,000,000	3	6.68	28,500,000
Quantitative International Equity Portfolio	—	500,000	4	6.68	500,000
Women in Leadership U.S. Equity Portfolio	—	1,500,000	1	6.68	1,500,000
Quantitative U.S. Long/Short Equity Portfolio	—	1,000,000	2	6.68	1,000,000
Quantitative U.S. Total Market Equity Portfolio	—	1,500,000	1	6.68	1,500,000
Strategic Equity Portfolio	—	1,000,000	3	6.68	1,000,000
Equity Income Portfolio	—	500,000	2	6.68	500,000
High Yield Municipal Portfolio	—	3,171,053	38	6.68	9,500,000
* For the six months ended April 30, 2024, based on the number of days borrowings were outstanding. Days Oustanding represents the total number of days during the period where there was an end of day open loan balance for a Portfolio.
8.  Recently Issued Accounting Pronouncements and Regulatory Updates
In December 2022, the FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management has consulted with and engaged third party experts to comply with the rule and form amendments, which will first be applicable to the Funds’ annual shareholder reports for the period ending October 31, 2024.
9.  Change in Independent Registered Public Accounting Firm
On January 9, 2024, the Fund, by action of the Board upon the recommendation of its Audit Committee, selected Cohen & Company, Ltd. as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending October 31, 2024. During the Fund’s fiscal years ended October 31, 2023 and October 31, 2022, neither the Fund nor anyone on its behalf has consulted with Cohen & Company, Ltd. on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(l)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended ("Regulation S-K")) or reportable event (as described in paragraph (a)(l)(v) of said Item 304).
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Notes to Financial Statements (Unaudited) — (Concluded)
PricewaterhouseCoopers LLP was dismissed as the independent registered public accounting firm to the Fund effective January 11, 2024. PricewaterhouseCoopers LLP’s reports on the Fund’s financial statements for the fiscal years ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor where they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended October 31, 2023 and October 31, 2022, (i) there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such fiscal years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(l)(v) of Regulation S-K.
10.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2024 through the date the financial statements were available to be issued, and has determined that, other than the item listed below, there were no other material events that would require recognition or disclosure in the Fund’s financial statements.
On June 4, 2024, the Board approved a plan of liquidation and termination for the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio, and High Yield Municipal Portfolio. Effective June 5, 2024, each Portfolio discontinued accepting orders for the purchase of the respective Portfolio’s shares.  On or about August 1, 2024, each Portfolio will be liquidated by distributing to investors holding shares of the respective Portfolio on such date their pro rata share of the proceeds in cash and all of the outstanding shares of the respective Portfolio will be redeemed.
169

The Glenmede Portfolios

Statement Of Assets And Liabilities April 30, 2024 — (Unaudited)
Muni Intermediate Portfolio
Assets:
Investments at value[1]	$311,892,945
Cash	74,817
Receivable for fund shares sold	149,839
Interest receivable	3,850,101
Prepaid expenses	2,212
Total assets	315,969,914
Liabilities:
Payable for when-issued securities purchased	754,533
Payable for fund shares redeemed	8,244
Payable for Trustees’ fees	7,953
Payable for Shareholder Servicing fees	38,911
Accrued expenses	124,996
Total liabilities	934,637
Net Assets	$315,035,277
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$30,159
Paid-in capital in excess of par value	328,212,020
Total distributable earnings	(13,206,902)
Total Net Assets	$315,035,277
Shares Outstanding	30,159,462
Net Asset Value Per Share	$10.45
[1] Investments at cost	$314,643,910
See Notes to Financial Statements.
170

THE GLENMEDE PORTFOLIOS

Statement Of Operations
For the Six Months Ended April 30, 2024 — (Unaudited)
Muni Intermediate Portfolio
Investment income:
Interest	$4,625,546
Total investment income	4,625,546
Expenses:
Administration, transfer agent and custody fees	84,402
Professional fees	25,860
Shareholder report expenses	7,761
Shareholder servicing fees	236,440
Trustees’ fees and expenses	20,566
Registration and filing fees	6,717
Other expenses	23,325
Total expenses	405,071
Net investment income	4,220,475
Realized and unrealized gain:
Net realized gain on:
Investment transactions	1,035,911
Net change in unrealized gain on:
Investments	9,198,119
Net realized and unrealized gain	10,234,030
Net increase in net assets resulting from operations	$14,454,505
See Notes to Financial Statements.
171

The Glenmede Portfolios

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2024 — (Unaudited)
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,220,475
Net realized gain on:
Investment transactions	1,035,911
Net change in unrealized gain on:
Investments	9,198,119
Net increase in net assets resulting from operations	14,454,505
Distributions from earnings	(4,212,054)
Net increase (decrease) in net assets from capital share transactions (See note 4)	(6,359,840)
Net increase in net assets	3,882,611
NET ASSETS:
Beginning of period	311,152,666
End of period	$315,035,277

For the Year Ended October 31, 2023
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$7,411,319
Net realized loss on:
Investment transactions	(2,002,952)
Net change in unrealized loss on:
Investments	(1,815,554)
Net increase in net assets resulting from operations	3,592,813
Distributions from earnings	(7,111,514)
Net increase in net assets from capital share transactions (See note 4)	92,763,873
Net increase in net assets	89,245,172
NET ASSETS:
Beginning of year	221,907,494
End of year	$311,152,666
See Notes to Financial Statements.
172

The Glenmede Portfolios

Financial Highlights
For a share outstanding throughout each year
	Muni Intermediate Portfolio
	For the Period Ended April 30, 2024[1]	For the Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.11	$10.13	$11.19	$11.41	$11.25	$10.73
Income from investment operations:
Net investment income[2]	0.14	0.24	0.16	0.16	0.20	0.22
Net realized and unrealized gain (loss) on investments	0.34	(0.03)	(0.99)	(0.09)	0.21	0.52
Total from investment operations	0.48	0.21	(0.83)	0.07	0.41	0.74
Distributions to shareholders from:
Net investment income	(0.14)	(0.23)	(0.16)	(0.17)	(0.21)	(0.22)
Net realized capital gains	—	—	(0.07)	(0.12)	(0.04)	—
Total distributions	(0.14)	(0.23)	(0.23)	(0.29)	(0.25)	(0.22)
Net asset value, end of period	$10.45	$10.11	$10.13	$11.19	$11.41	$11.25
Total return	4.74%[3]	2.02%	(7.51)%	0.60%	3.64%	6.90%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$315,035	$311,153	$221,907	$336,064	$321,939	$311,319
Ratio of operating expenses to average net assets	0.26%[4]	0.25%	0.25%	0.24%	0.25%	0.24%
Ratio of net investment income to average net assets	2.68%[4]	2.29%	1.52%	1.45%	1.80%	1.94%
Portfolio turnover rate	22%[3]	47%	61%	31%	35%	34%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
See Notes to Financial Statements.
173

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 99.0%
	Alabama — 1.4%
$3,000,000	Energy Southeast A Cooperative District, AL, Revenue Bonds, Series A-1, 5.500% due 11/1/53[1]	$3,204,663
1,000,000	Energy Southeast A Cooperative District, AL, Revenue Bonds, Series B-1, 5.750% due 4/1/54[1]	1,088,502
		4,293,165
	Arizona — 2.2%
2,015,000	City of Yuma Municipal Property Corp., AZ, Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	2,046,601
1,000,000	Maricopa County Unified School District No. 69 Paradise Valley, AZ, General Obligation Unlimited, Series D, 5.000% due 7/1/35	1,136,075
3,500,000	Salt River Project Agricultural Improvement and Power District, AZ, Revenue Bonds, Refunding, 5.000% due 1/1/28	3,742,213
		6,924,889
	California — 3.3%
3,700,000	Los Angeles Unified School District, CA, County Of Los Angeles, General Obligation Unlimited, Refunding, Series A, 5.000% due 7/1/30	4,135,949
1,000,000	Los Angeles Unified School District, CA, General Obligation Unlimited, Refunding, Series A, 5.000% due 7/1/28	1,079,037
4,690,000	State of California, General Obligation Unlimited, Refunding, 5.000% due 9/1/28	5,058,993
		10,273,979
	Colorado — 1.1%
1,000,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series D, 5.000% due 11/15/24	1,005,338
1,195,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, Series A, 5.000% due 11/15/24	1,201,380
1,125,000	Colorado Housing and Finance Authority, Revenue Bonds, Series B, 3.750% due 5/1/50	1,108,056
		3,314,774
	Connecticut — 1.1%
1,155,000	Connecticut Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	1,131,756
1,100,000	State of Connecticut, General Obligation Unlimited, Refunding, Series D, 5.000% due 9/15/27	1,164,612
1,000,000	State of Connecticut, Special Tax Revenue, Revenue Bonds, Series A, 5.000% due 5/1/33	1,107,332
		3,403,700
	Delaware — 1.0%
1,000,000	Delaware River & Bay Authority, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/27	1,000,000
2,000,000	State of Delaware, General Obligation Unlimited, 5.000% due 2/1/26	2,058,401
		3,058,401
	District Of Columbia — 2.5%
1,700,000	District of Columbia, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/33	1,784,419
4,305,000	District of Columbia, Income Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/36	4,890,005
See Notes to Financial Statements.
174

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	District Of Columbia — (Continued)
$1,250,000	Washington Metropolitan Area Transit Authority Dedicated Revenue, DC, Revenue Bonds, 5.000% due 7/15/27	$1,317,137
		7,991,561
	Florida — 6.4%
2,820,000	Central Florida Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	2,901,853
	City of Lakeland, FL, Department of Electric Utilities, Revenue Bonds, Refunding:
2,750,000	5.000% due 10/1/25	2,800,741
2,500,000	5.000% due 10/1/35	2,931,716
1,375,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	1,400,076
1,000,000	Duval County Public Schools, FL, Certificate Participation, Series A, (AGMC Insured), 5.000% due 7/1/29	1,090,635
2,375,000	Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Series A-1, 5.000% due 9/1/26	2,436,656
1,025,000	School District of Broward County, FL, Certificate Participation, Refunding, Series A, 5.000% due 7/1/27	1,055,183
1,775,000	School District of Broward County, FL, Certificate Participation, Refunding, Series C, 5.000% due 7/1/25	1,802,911
2,400,000	St. Lucie County School Board, FL, Certificate Participation, Series A, (AGMC Insured), 5.000% due 7/1/34	2,713,953
1,000,000	Volusia County School Board, FL, Certificate Participation, 5.000% due 8/1/24	1,002,303
		20,136,027
	Georgia — 2.0%
2,000,000	City of Atlanta, GA, General Obligation Limited, Prerefunded 12/01/24 @ 100, 4.500% due 12/1/29	2,010,508
1,000,000	Main Street Natural Gas, Inc., GA, Revenue Bonds, Series C, 5.000% due 9/1/53[1]	1,052,891
2,000,000	Main Street Natural Gas, Inc., GA, Revenue Bonds, Series E-1, 5.000% due 12/1/53[1]	2,112,007
1,170,000	Municipal Electric Authority of Georgia, Project No.1, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/30	1,265,469
		6,440,875
	Hawaii — 2.4%
1,250,000	City & County of Honolulu, HI, General Obligation Unlimited, Series B, 5.000% due 9/1/26	1,298,429
1,050,000	City & County of Honolulu, HI, General Obligation Unlimited, Series D, 5.000% due 8/1/26	1,088,944
1,755,000	City & County of Honolulu, HI, Wastewater System Revenue, Revenue Bonds, Series A, 4.000% due 7/1/30	1,821,630
3,405,000	State of Hawaii, General Obligation Unlimited, Refunding, Series EY, 5.000% due 10/1/27	3,469,058
		7,678,061
	Illinois — 2.6%
2,000,000	Chicago O’Hare International Airport, IL, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/32	2,015,877
3,240,000	Illinois Finance Authority, Illinois State Clean Water Project, Revenue Bonds, 5.000% due 7/1/31	3,539,790
1,000,000	Illinois Finance Authority, Revenue Bonds, Refunding, Series C, 5.000% due 2/15/27	1,044,882
1,500,000	Sales Tax Securitization Corp., IL, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/30	1,581,693
		8,182,242
See Notes to Financial Statements.
175

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Indiana — 0.8%
$1,495,000	Indiana Finance Authority, Revenue Bonds, Series A, 5.000% due 2/1/32	$1,595,428
1,025,000	Indiana Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,033,329
		2,628,757
	Iowa — 0.4%
1,000,000	Iowa Finance Authority, Revenue Bonds, Refunding, 5.000% due 8/1/35	1,160,798
	Kentucky — 0.3%
1,000,000	Louisville & Jefferson County Metropolitan Government, KY, Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/39	1,080,506
	Maine — 0.7%
1,000,000	Maine Governmental Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	1,105,162
1,000,000	Maine Governmental Facilities Authority, Revenue Bonds, Series B, 5.000% due 10/1/39	1,105,162
		2,210,324
	Maryland — 1.4%
2,000,000	State of Maryland, General Obligation Unlimited, Series A, 5.000% due 6/1/33	2,302,182
2,000,000	State of Maryland, General Obligation Unlimited, Series B, 5.000% due 8/1/24	2,005,600
		4,307,782
	Massachusetts — 0.9%
	Massachusetts Development Finance Agency, Revenue Bonds:
1,000,000	5.000% due 10/1/27	1,066,653
1,500,000	5.000% due 7/1/32	1,698,118
		2,764,771
	Michigan — 3.0%
1,200,000	Detroit City School District, MI, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/31	1,313,157
1,500,000	Michigan Finance Authority, Revenue Bonds, Hospital Revenue Refunding Bonds, Series 2022 A, 5.000% due 4/15/28	1,594,698
715,000	Michigan Finance Authority, Revenue Bonds, Series 2014D, (AGMC Insured), 5.000% due 7/1/24	716,088
940,000	Michigan State Housing Development Authority, Revenue Bonds, AMT, Series B, 3.500% due 6/1/47	927,119
2,000,000	Michigan State University, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/29	2,197,158
2,650,000	University of Michigan, Revenue Bonds, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/33	2,790,764
		9,538,984
	Minnesota — 0.9%
945,000	Minnesota Housing Finance Agency, Revenue Bonds, Refunding, Series E, (GNMA / FNMA / FHLMC Insured), 4.000% due 1/1/47	937,340
1,800,000	State of Minnesota, General Obligation Unlimited, Series A, 5.000% due 8/1/32	1,988,908
		2,926,248
See Notes to Financial Statements.
176

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Missouri — 1.1%
$2,000,000	City of Kansas City, MO, Sanitary Sewer System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	$2,020,193
1,470,000	Missouri Housing Development Commission, Single Family Mortgage, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 11/1/50	1,438,074
		3,458,267
	Nebraska — 0.9%
2,500,000	Omaha Public Power District, NE, Revenue Bonds, Refunding, Series B, 5.000% due 2/1/33	2,870,246
	New Jersey — 0.9%
1,000,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds, Series BB, 5.000% due 6/15/35	1,133,456
2,000,000	State of New Jersey, General Obligation Unlimited, 2.000% due 6/1/30	1,753,824
		2,887,280
	New Mexico — 1.7%
1,130,000	Albuquerque Municipal School District No. 12, NM, General Obligation Unlimited, Series A, 5.000% due 8/1/29	1,230,258
740,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 1/1/51	724,112
645,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series F, Class I Bond, (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50	631,313
2,500,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Series B, 5.000% due 7/1/28	2,690,431
		5,276,114
	New York — 14.6%
3,720,000	City of New York, General Obligation Unlimited, Series D, 5.000% due 4/1/31	4,155,355
3,300,000	City of New York, General Obligation Unlimited, Series G-6, 3.850% due 4/1/42[1]	3,300,000
1,510,000	City of New York, NY, General Obligation Unlimited, Refunding, Series C, 5.000% due 8/1/25	1,539,398
1,295,000	New York City Municipal Water Finance Authority, NY, Revenue Bonds, 5.000% due 6/15/28	1,350,582
1,500,000	New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Subseries BB-2, 5.000% due 6/15/36	1,733,590
1,315,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, 5.000% due 5/1/29	1,350,875
1,650,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 11/1/26	1,718,367
1,160,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Refunding, Subseries F-1, 5.000% due 11/1/26	1,208,064
2,275,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,328,759
1,930,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Subseries F-1, 5.000% due 5/1/31	2,028,830
2,500,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/40	2,784,240
See Notes to Financial Statements.
177

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$2,870,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series D, 5.000% due 2/15/30	$2,944,445
2,000,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series E, 5.000% due 3/15/31	2,244,566
1,000,000	New York State Dormitory Authority, Revenue Bonds, Series A, (AGM State Aid withholding), 5.000% due 10/1/27	1,064,362
2,780,000	New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/15/30	3,123,619
1,135,000	New York State Thruway Authority, Personal Income Tax Revenue, Revenue Bonds, Series A, 4.000% due 3/15/36	1,177,670
540,000	New York State Thruway Authority, Revenue Bonds, Refunding, Series P, 5.000% due 1/1/31	608,033
3,000,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, 5.000% due 9/15/28	3,242,215
1,025,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, Series A, Prerefunded 3/15/27 @ 100, 5.000% due 3/15/28	1,079,455
1,400,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/35	1,555,313
1,700,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 205, 5.000% due 11/15/33	1,796,736
2,000,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	2,074,254
1,615,000	Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Refunding, 5.000% due 11/15/28	1,738,654
		46,147,382
	North Carolina — 0.5%
1,370,000	State of North Carolina, Revenue Bonds, Series A, 5.000% due 5/1/26	1,415,813
	North Dakota — 0.8%
2,310,000	North Dakota Public Finance Authority, Revenue Bonds, Series A, 5.000% due 10/1/29	2,492,051
	Ohio — 0.4%
1,165,000	Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds, Series D, (GNMA / FNMA / FHLMC Insured), 4.000% due 3/1/48	1,152,582
	Oklahoma — 0.6%
2,000,000	Grand River Dam Authority, OK, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,001,470
	Oregon — 2.2%
	State of Oregon Department of Transportation, Revenue Bonds, Series A:
4,725,000	4.000% due 11/15/38	4,806,468
1,900,000	5.000% due 11/15/39	2,123,604
		6,930,072
	Pennsylvania — 6.4%
1,000,000	Allegheny County Sanitary Authority, PA, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 12/1/30	1,017,208
2,000,000	Commonwealth Financing Authority, PA, Revenue Bonds, 5.000% due 6/1/25	2,020,954
2,965,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding, 5.000% due 9/1/30	3,317,347
See Notes to Financial Statements.
178

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$1,200,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding, Series 1, 5.000% due 1/1/27	$1,252,417
1,500,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	1,532,098
2,500,000	Cumberland County Municipal Authority, PA, Revenue Bonds, 5.000% due 11/1/31	2,676,673
	Montgomery County Higher Education & Health Authority, PA, Thomas Jefferson University Project, Revenue Bonds, Refunding,:
1,850,000	5.000% due 9/1/28	1,943,367
1,000,000	5.000% due 9/1/30	1,047,548
845,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue, Revenue Bonds, Series 2019-131A, 3.500% due 4/1/49	830,462
1,250,000	Pennsylvania State University, Revenue Bonds, Series A, 5.000% due 9/1/31	1,367,478
3,000,000	University of Pittsburgh-of the Commonwealth System of Higher Education, PA, Revenue Bonds, Refunding, 5.000% due 2/15/29	3,257,073
		20,262,625
	Rhode Island — 0.5%
1,600,000	State of Rhode Island, State & Providence Plantations, General Obligation Unlimited, Refunding, Series A, 5.000% due 8/1/24	1,604,082
	South Carolina — 1.9%
1,500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/34	1,532,903
1,500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A(Power), 4.000% due 12/1/33	1,521,315
3,060,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/24	3,075,488
		6,129,706
	Tennessee — 2.6%
1,380,000	County of Hamilton, TN, General Obligation Unlimited, Series A, 5.000% due 4/1/25	1,398,511
2,580,000	County of Williamson, TN, General Obligation Unlimited, 5.000% due 4/1/35	2,954,746
950,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, TN, Revenue Bonds, 5.000% due 5/1/27	990,103
2,445,000	Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 7/1/34	2,810,621
		8,153,981
	Texas — 15.9%
1,500,000	Austin Independent School District, TX, General Obligation Unlimited, 5.000% due 8/1/24	1,504,175
1,110,000	Austin Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/1/30	1,188,665
3,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series D, 5.000% due 8/15/25	3,570,324
2,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series J, 5.000% due 8/15/28	2,587,287
1,000,000	Bowie County Industrial Development Corp., TX, Adjustable Texarkana Newspapers, Inc. Project, Revenue Bonds, 3.800% due 11/1/25[1]	1,000,000
See Notes to Financial Statements.
179

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$1,965,000	City of Austin, TX, Electric Utility Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/32	$2,004,805
2,575,000	City of Dallas, TX, General Obligation Limited, Series A, 5.000% due 2/15/37	2,924,697
1,100,000	City of Dallas, TX, Waterworks and Sewer System Revenue, Revenue Bonds, Series C, 4.000% due 10/1/33	1,155,046
1,090,000	City of Garland, TX, Electric Utility System Revenue, Revenue Bonds, (AGMC Insured), 5.000% due 3/1/33	1,230,998
1,805,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/29	1,936,045
1,010,000	City of Houston, TX, Combined Utility System Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 11/15/28	1,050,593
1,000,000	City of San Antonio, TX, Electric and Gas Systems Revenue, Revenue Bonds, Refunding, 5.000% due 2/1/27	1,047,510
1,160,000	City of Taylor, TX, Combination Tax & Revenue Certificates, General Obligation Limited, 3.000% due 8/15/32	1,084,963
1,750,000	County of Harris, TX, General Obligation Limited, Series A, 5.000% due 10/1/25	1,786,249
1,300,000	County of Harris, TX, Revenue Bonds, Series A, 5.000% due 8/15/24	1,304,204
	Harris County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Refunding, Children’s Hospital Project:
1,850,000	5.000% due 10/1/26	1,881,865
1,000,000	5.000% due 10/1/27	1,017,913
2,000,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, 5.000% due 5/15/25	2,028,716
1,000,000	North Texas Tollway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	1,058,876
	North Texas Tollway Authority, Revenue Bonds, Refunding, Series A:
2,000,000	5.000% due 1/1/27	2,088,402
4,000,000	5.000% due 1/1/30	4,031,943
2,175,000	Northside Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/30	2,341,280
3,160,000	Round Rock Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/1/24	3,169,030
1,000,000	San Antonio Independent School District, TX, General Obligation Unlimited, Series 2022, (PSF Guaranteed), 5.000% due 8/15/24	1,003,148
1,500,000	San Antonio Water System, TX, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/28	1,609,263
1,225,000	San Marcos Consolidated Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/32	1,394,507
3,000,000	Texas Water Development Board, Revenue Bonds, 5.000% due 8/1/32	3,155,284
		50,155,788
	Utah — 0.4%
	Intermountain Power Agency, UT, Revenue Bonds, Series A:
500,000	5.000% due 7/1/36	564,126
500,000	5.000% due 7/1/37	558,854
		1,122,980
	Virginia — 3.4%
1,670,000	Virginia College Building Authority, Revenue Bonds, 5.000% due 9/1/26	1,736,578
4,000,000	Virginia College Building Authority, Revenue Bonds, Refunding, Series B (State Intercept), 5.000% due 9/1/26	4,082,274
See Notes to Financial Statements.
180

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
	Virginia College Building Authority, Revenue Bonds, Series A:
$1,000,000	4.000% due 2/1/29	$1,008,650
2,595,000	5.000% due 2/1/31	2,722,952
1,090,000	Virginia Public School Authority, 1997 Resolution, Revenue Bonds, Series A, 4.000% due 8/1/31	1,120,278
		10,670,732
	Washington — 6.9%
1,000,000	City of Bellevue, WA, General Obligation Limited, Refunding, 4.000% due 12/1/35	1,047,906
2,000,000	City of Everett, WA, Water & Sewer Revenue, Revenue Bonds, Refunding, 5.000% due 12/1/24	2,015,149
1,915,000	City of Seattle, WA, Municipal Light & Power Revenue, Revenue Bonds, Refunding, Series C, 4.000% due 10/1/28	1,940,119
1,990,000	County of King, WA, General Obligation Limited, Series A, 5.000% due 1/1/30	2,201,994
1,205,000	Grays Harbor County Public Utility District No. 1, WA, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,214,388
500,000	King County School District No. 403 Renton, WA, General Obligation Unlimited, (School Bond Guaranty), 5.000% due 12/1/25	512,023
3,600,000	King County School District No. 405 Bellevue, WA, General Obligation Unlimited, (School Bond Guaranty), 5.000% due 12/1/25	3,602,498
1,500,000	Port of Seattle, WA, Revenue Bonds, Refunding, Series B, 5.000% due 3/1/35	1,503,231
4,970,000	State of Washington, General Obligation Unlimited, Refunding, Series R, 4.000% due 7/1/26	5,045,164
1,000,000	State of Washington, General Obligation Unlimited, Refunding, Series R-2024C, 5.000% due 8/1/39	1,131,836
1,500,000	State of Washington, General Obligation Unlimited, Series R, 4.000% due 7/1/24	1,500,392
		21,714,700
	Wisconsin — 2.4%
910,000	County of Outagamie, WI, General Obligation Unlimited, Series C, 2.800% due 11/1/30	853,131
650,000	State of Wisconsin, General Obligation Unlimited, Refunding, Series 1, 5.000% due 5/1/36[2]	733,517
5,850,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Series B, 3.750% due 12/1/33[1]	5,850,000
		7,436,648
	Wyoming — 0.5%
1,715,000	Wyoming Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	1,694,582
	TOTAL MUNICIPAL BONDS (Cost $314,643,910)	311,892,945
See Notes to Financial Statements.
181

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2024 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $314,643,910)	99.0%	$311,892,945
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	3,142,332
NET ASSETS	100.0%	$315,035,277

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2024.
[2]	When-issued security.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
182

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2024 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2024, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Texas	15.9%	$50,155,788
New York	14.6	46,147,382
Washington	6.9	21,714,700
Pennsylvania	6.4	20,262,625
Florida	6.4	20,136,027
Virginia	3.4	10,670,732
California	3.3	10,273,979
Michigan	3.0	9,538,984
Illinois	2.6	8,182,242
Tennessee	2.6	8,153,981
District of Columbia	2.5	7,991,561
Hawaii	2.4	7,678,061
Wisconsin	2.4	7,436,648
Oregon	2.2	6,930,072
Arizona	2.2	6,924,889
Georgia	2.0	6,440,875
South Carolina	1.9	6,129,706
New Mexico	1.7	5,276,114
Maryland	1.4	4,307,782
Alabama	1.4	4,293,165
Missouri	1.1	3,458,267
Connecticut	1.1	3,403,700
Colorado	1.1	3,314,774
Delaware	1.0	3,058,401
Minnesota	0.9	2,926,248
New Jersey	0.9	2,887,280
Nebraska	0.9	2,870,246
Massachusetts	0.9	2,764,771
Indiana	0.8	2,628,757
North Dakota	0.8	2,492,051
Maine	0.7	2,210,324
Oklahoma	0.6	2,001,470
Wyoming	0.5	1,694,582
Rhode Island	0.5	1,604,082
North Carolina	0.5	1,415,813
Iowa	0.4	1,160,798
Ohio	0.4	1,152,582
Utah	0.4	1,122,980
Kentucky	0.3	1,080,506
TOTAL MUNICIPAL BONDS	99.0%	$311,892,945
TOTAL INVESTMENTS	99.0%	$311,892,945
See Notes to Financial Statements.
183

The Glenmede Portfolios

Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2024, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) including, but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are deemed not readily available, unreliable or not indicative of fair value, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
With respect to the Portfolio’s investments that do not have readily available market quotations, the Board has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (in such capacity, the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
184

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, that were placed at Level 2 of the valuation hierarchy at April 30, 2024.
Banking Impairment or Failure:  The impairment or failure of one or more banks with which the Portfolio transacts may inhibit the Portfolio’s ability to access depository accounts. In such cases, the Portfolio may be forced to delay or forgo investments, resulting in lower Portfolio performance. In the event of such a failure of a banking institution where the Portfolio holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation ("FDIC") protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Portfolio may not recover such excess, uninsured amounts.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Shareholders should consult the Portfolio’s prospectus for a complete listing of risks associated with the Portfolio.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.
Federal Income Taxes:  The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2023 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
On October 31, 2023, the tax year end of the Fund, the Portfolio had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short-Term)	Unlimited (Long-Term)
Muni Intermediate Portfolio	$4,121,267	$8,091,795
185

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
As of October 31, 2023, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards	Total Distributable Earnings
Muni Intermediate Portfolio	$712,793	$(11,949,084)	$(12,213,062)	$(23,449,353)
For the fiscal year ended October 31, 2023, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.
As of October 31, 2023, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:
Portfolio	Tax Exempt	Ordinary Income
Muni Intermediate Portfolio	$7,096,737	$14,777
As of April 30, 2024, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$314,643,910	$1,097,306	$3,848,271	$(2,750,965)
Other:  In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board.
The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.
The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.
State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.
ACA Group/Foreside Fund Officer Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Principal Consultant of ACA Group.
Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.
The Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.
Expenses for the six months ended April 30, 2024 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Trustees. A partner of the law firm is Secretary of the Fund.
186

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
3.  Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$125,769,106	$118,059,760
4.  Shares of Beneficial Interest
The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:
	Period Ended 04/30/24		Year Ended 10/31/23
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio
Sold	3,604,589	$37,900,856	18,932,540	$197,027,571
Issued as reinvestment of dividends	720	7,542	1,172	12,181
Redeemed	(4,209,994)	(44,268,238)	(10,068,164)	(104,275,879)
Net Increase (Decrease)	(604,685)	$(6,359,840)	8,865,548	$92,763,873
As of April 30, 2024, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had 1 shareholder that beneficially owned 8.78% of the shares outstanding of the Portfolio as of April 30, 2024.
5.  Line of Credit
Effective November 5, 2020, the Fund and The Glenmede Fund, Inc., acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on November 4, 2021, November 3, 2022 and again on November 2, 2023 and will expire on October 31, 2024, if not renewed. Borrowings under the lines of credit bear interest rates determined at the time of such borrowings, if any, are accrued daily and based upon an annualized spread ratio comprised of the higher of the overnight federal funds effective rate or overnight bank funding rate plus 1.35%. Interest charged under this facility during the six months ended April 30, 2024 is identified as Interest expense on the accompanying Statement of Operations.
The Muni Intermediate Portfolio did not have any borrowings during the six months ended April 30, 2024.
6.  Recently Issued Accounting Pronouncements and Regulatory Updates
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management has consulted with and engaged third party experts to comply with the rule and form amendments, which will first be applicable to the Fund’s annual shareholder report for the period ending October 31, 2024.
7.  Change in Independent Registered Public Accounting Firm
On January 9, 2024, the Fund, by action of the Board upon the recommendation of its Audit Committee, selected Cohen & Company, Ltd. as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending October 31, 2024. During the Fund’s fiscal years ended October 31, 2023 and October 31, 2022, neither the Fund nor anyone on its behalf has consulted with Cohen & Company, Ltd. on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(l)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended ("Regulation S-K")) or reportable event (as described in paragraph (a)(l)(v) of said Item 304).
PricewaterhouseCoopers LLP was dismissed as the independent registered public accounting firm to the Fund effective January 11, 2024. PricewaterhouseCoopers LLP’s reports on the Fund’s financial statements for the fiscal years ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor where they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended
187

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Concluded)
October 31, 2023 and October 31, 2022, (i) there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements , if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such fiscal years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(l)(v) of Regulation S-K.
8.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2024 through the date the financial statements were available to be issued, and has determined that there were no other material events that would require recognition or disclosure in the Fund’s financial statements.
188

The Glenmede Fund, Inc.
The Glenmede Portfolios

(Unaudited)
Proxy Voting
A description of the policies and procedures that the Funds’ investment advisor and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year as an attachment to Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. You may also visit the Funds’ website at www.glenmedeim.com or call 1-800-442-8299 for this and other information about the Funds.
189

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202
Independent Auditors
Cohen & Company Ltd.
1835 Market St., Suite 310
Philadelphia, Pennsylvania 19103
Investment Sub-Advisor
(for High Yield Municipal Portfolio)
AllianceBernstein L.P.
501 Commerce Street
Nashville, TN 37203

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios (the "Funds"). It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Funds’ investment policies and expenses as well as other pertinent information.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) The exhibit related to a change in the Registrant’s independent registered public accounting firm, as required by paragraph (a)(l) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended is attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)

Date	June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)

Date	June 24, 2024

/s/ Christopher E. McGuire
Christopher E. McGuire Treasurer (Principal Financial Officer)

Date	June 24, 2024